Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	WLS
Entity Registrant Name	WILLIAM LYON HOMES
Entity Central Index Key	0001095996
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $)	Dec. 31, 2012 Successor [Member]		Dec. 31, 2012 Successor [Member] Convertible Preferred Stock [Member]	Dec. 31, 2012 Successor [Member] Common Class A [Member]	Dec. 31, 2012 Successor [Member] Common Class B [Member]	Dec. 31, 2012 Successor [Member] Common Class C [Member]	Dec. 31, 2012 Successor [Member] Common Class D [Member]	Dec. 31, 2012 Successor [Member] Senior Secured Term Loan Due 2015 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2012 Successor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2012 Successor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2012 Successor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member] Convertible Preferred Stock [Member]	Dec. 31, 2011 Predecessor [Member] Common Class A [Member]	Dec. 31, 2011 Predecessor [Member] Common Class B [Member]	Dec. 31, 2011 Predecessor [Member] Common Class C [Member]	Dec. 31, 2011 Predecessor [Member] Common Class D [Member]	Dec. 31, 2011 Predecessor [Member] Senior Secured Term Loan Due 2015 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member] Liabilities Subject To Compromise [Member]
ASSETS
Cash and cash equivalents - Note 1	$ 71,075,000											$ 20,061,000
Restricted cash - Note 1	853,000											852,000
Receivables	14,789,000											13,732,000
Real estate inventories - Note 7
Owned	421,630,000											398,534,000
Not owned	39,029,000	[1]										47,408,000	[1]
Deferred loan costs, net	7,036,000											8,810,000
Goodwill - Note 8	14,209,000
Intangibles, net of accumulated amortization of $5,757 as of December 31, 2012 - Note 9	4,620,000
Other assets, net	7,906,000											7,554,000
Total assets	581,147,000											496,951,000
Liabilities not subject to compromise
Accounts payable	18,735,000
Accrued expenses	41,770,000
Liabilities from inventories not owned - Note 15	39,029,000
Notes payable - Note 10	13,248,000											74,009,000
Secured debt																			206,000,000
Liabilities	437,782,000											666,821,000
Liabilities subject to compromise
Accounts payable	18,735,000
Accrued expenses	41,770,000
Senior Notes																				66,704,000	138,912,000	77,867,000
Liabilities	437,782,000											666,821,000
Commitments and contingencies - Note 19
Redeemable convertible preferred stock - Note 16:
Redeemable convertible preferred stock, par value $0.01 per share; 80,000,000 shares authorized; 77,005,744 shares issued and outstanding at December 31, 2012	71,246,000		71,246,000
Equity (deficit):
Common stock				701,000	315,000	160,000	25,000
Additional paid-in capital	73,113,000											48,867,000
Accumulated deficit	(11,602,000)											(228,383,000)
Total William Lyon Homes stockholders' equity (deficit)	62,712,000											(179,516,000)
Noncontrolling interest - Note 5	9,407,000											9,646,000
Total equity (deficit)	72,119,000											(169,870,000)
Total liabilities and equity (deficit)	$ 581,147,000											$ 496,951,000

[1]	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement, which has been consolidated. Amounts are net of deposits.

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 Successor [Member] Convertible Preferred Stock [Member]	Dec. 31, 2012 Successor [Member] Common Class A [Member]	Dec. 31, 2012 Successor [Member] Common Class B [Member]	Dec. 31, 2012 Successor [Member] Common Class C [Member]	Dec. 31, 2012 Successor [Member] Common Class D [Member]	Dec. 31, 2011 Predecessor [Member]
Preferred stock, par value	$ 0.01
Intangibles, accumulated amortization
Preferred stock, shares authorized	80,000,000
Preferred stock, shares issued	77,005,744
Preferred stock, shares outstanding	77,005,744
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized		340,000,000	50,000,000	120,000,000	30,000,000	3,000
Common stock, shares issued		70,121,378	31,464,548	16,020,338
Common stock, shares outstanding		70,121,378	31,464,548	16,020,338	2,499,293	1,000

Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	10 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Operating revenue
Home sales	$ 244,610	$ 16,687	$ 207,055	$ 266,865
Lots, land and other sales	104,325			17,204
Construction services - Note 1	23,825	8,883	19,768	10,629
Revenues	372,760	25,570	226,823	294,698
Operating costs
Cost of sales - homes	(203,203)	(14,598)	(184,489)	(225,751)
Cost of sales - lots, land and other	(94,786)		(4,234)	(20,426)
Impairment loss on real estate assets - Note 7			(128,314)	(111,860)
Construction services - Note 1	(21,416)	(8,223)	(18,164)	(7,805)
Sales and marketing	(13,928)	(1,944)	(16,848)	(19,746)
General and administrative	(26,095)	(3,302)	(22,411)	(25,129)
Amortization of intangible assets - Note 9	(5,757)
Other	(2,909)	(187)	(3,983)	(2,740)
Operating expenses	(368,094)	(28,254)	(378,443)	(413,457)
Equity in income of unconsolidated joint ventures			3,605	916
Operating income (loss)	4,666	(2,684)	(148,015)	(117,843)
(Loss) gain on extinguishment of debt - Note 10	(1,392)			5,572
Interest expense, net of amounts capitalized - Note 1	(9,127)	(2,507)	(24,529)	(23,653)
Other income, net	1,528	230	838	57
Loss before reorganization items and (provision) benefit from income taxes	(4,325)	(4,961)	(171,706)	(135,867)
Reorganization items, net - Note 4	(2,525)	233,458	(21,182)
(Loss) income before (provision) benefit from income taxes	(6,850)	228,497	(192,888)	(135,867)
(Provision) benefit from income taxes - Note 13	(11)		(10)	412
Net (loss) income	(6,861)	228,497	(192,898)	(135,455)
Less: Net income attributable to noncontrolling interest	(1,998)	(114)	(432)	(1,331)
Net (loss) income attributable to William Lyon Homes	(8,859)	228,383	(193,330)	(136,786)
Preferred stock dividends	(2,743)
Net (loss) income available to common stockholders	$ (11,602)	$ 228,383	$ (193,330)	$ (136,786)
(Loss) income per common share, basic and diluted	$ (0.11)	$ 228,383	$ (193,330)	$ (136,786)
Weighted average common shares outstanding, basic and diluted	103,037,842	1,000	1,000	1,000

Consolidated Statements Of Equity (Deficit) (USD $) In Thousands, except Share data	Total USD ($)	Predecessor [Member] USD ($)	Predecessor Before Adjustments [Member] USD ($)	Successor [Member] USD ($)	Common Stock [Member] Predecessor [Member]	Common Stock [Member] Predecessor Before Adjustments [Member] USD ($)	Common Stock [Member] Successor [Member] USD ($)	Additional Paid-In Capital [Member] Predecessor [Member] USD ($)	Additional Paid-In Capital [Member] Predecessor Before Adjustments [Member] USD ($)	Additional Paid-In Capital [Member] Successor [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] Predecessor [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] Successor [Member] USD ($)	Non-Controlling Interest [Member] Predecessor [Member] USD ($)	Non-Controlling Interest [Member] Predecessor Before Adjustments [Member] USD ($)	Non-Controlling Interest [Member] Successor [Member] USD ($)
Balance at Dec. 31, 2009		$ 158,199						$ 48,867			$ 101,733		$ 7,599
Balance Shares at Dec. 31, 2009					1,000
Net (loss) income		(135,455)									(136,786)		1,331
Cash contributions to members of consolidated entities		6,546											6,546
Cash distributions to members of consolidated entities		(3,913)											(3,913)
Balance at Dec. 31, 2010		25,377						48,867			(35,053)		11,563
Balance Shares at Dec. 31, 2010					1,000
Net (loss) income		(192,898)									(193,330)		432
Cash contributions to members of consolidated entities		6,605											6,605
Cash distributions to members of consolidated entities		(8,954)											(8,954)
Balance at Dec. 31, 2011		(169,870)						48,867			(228,383)		9,646
Balance Shares at Dec. 31, 2011					1,000
Net (loss) income	228,497	228,497									(7,201)		114
Cash contributions to members of consolidated entities		1,825											1,825
Cash distributions to members of consolidated entities		(1,897)											(1,897)
Issuance of common stock			44,115			924			43,191
Issuance of common stock Shares						92,368,000
Cancellation of predecessor common stock					(1,000)
Plan of reorganization and fresh start valuation adjustments		185,129									186,717		(1,588)
Elimination of predecessor accumulated deficit								(48,867)			48,867
Balance at Feb. 24, 2012		(177,029)	8,100	52,215			924	48,867		43,191	(235,584)		9,688	8,100	8,100
Balance Shares at Feb. 24, 2012					1,000		92,368,000
Net (loss) income				(6,861)								(8,859)			1,998
Cash contributions to members of consolidated entities				15,313											15,313
Cash distributions to members of consolidated entities				(16,004)											(16,004)
Issuance of common stock				26,500			252			26,248
Issuance of common stock Shares							25,239,000
Issuance of restricted stock							25			(25)
Issuance of restricted stock Shares							2,499,000
Stock based compensation				3,699						3,699
Preferred stock dividends				(2,743)								(2,743)
Balance at Dec. 31, 2012				$ 72,119			$ 1,201			$ 73,113		$ (11,602)			$ 9,407
Balance Shares at Dec. 31, 2012							120,106,000

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net (loss) income	$ 228,497
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Stock based compensation expense		3,700	0	0
Successor [Member]
Operating activities
Net (loss) income		(6,861)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization		6,631
Impairment loss on real estate assets
Stock based compensation expense		3,699
Reorganization items:
Loss (gain) on extinguishment of debt		1,392
Net changes in operating assets and liabilities:
Restricted cash		(1)
Receivables		(2,924)
Other assets		605
Accounts payable		7,706
Accrued expenses		9,778
Liabilities from real estate inventories not owned		(7,129)
Net cash provided by (used in) operating activities		49,993
Investing activities
Cash paid for acquisitions, net		(33,201)
Purchases of property and equipment		(312)
Net cash (used in) provided by investing activities		(33,513)
Financing activities
Proceeds from borrowings on notes payable		13,248
Proceeds from issuance of 8 1/2% Senior Notes		325,000
Principal payments on notes payable		(73,676)
Principal payments on Senior Secured Term Loan		(235,000)
Principal payments on Senior Subordinated Secured Notes		(75,916)
Proceeds from issuance of convertible preferred stock		14,000
Proceeds from issuance of common stock		16,000
Payment of deferred loan costs		(7,181)
Payment of preferred stock dividends		(1,721)
Noncontrolling interest contributions		15,313
Noncontrolling interest distributions		(16,004)
Net cash (used in) provided by financing activities		(25,937)
Net (decrease) increase in cash and cash equivalents		(9,457)
Cash and cash equivalents - beginning of period		80,532
Cash and cash equivalents - end of period		71,075
Supplemental disclosures:
Cash paid for professional fees relating to the reorganization		3,228
Supplemental disclosures of non-cash investing and financing activities:
Issuance of common stock related to land acquisition		10,500
Accretion of payable in kind dividends on convertible preferred stock		860
Preferred stock dividends, accrued		162
Successor [Member] | Real Estate Inventories-Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories		30,256
Successor [Member] | Real Estate Inventories-Not Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories		7,129
Predecessor [Member]
Operating activities
Net (loss) income	228,497		(192,898)	(135,455)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	586		3,875	3,718
Impairment loss on real estate assets			128,314	111,860
Equity in income of unconsolidated joint ventures			(3,605)	(916)
Loss on sale of fixed asset			83	122
Reorganization items:
Cancellation of debt	(298,831)
Plan implementation and fresh start adjustments	49,302
Write-off of deferred loan costs	8,258
Accrued professional fees			1,000
Loss (gain) on extinguishment of debt				(5,572)
Net changes in operating assets and liabilities:
Restricted cash			(211)	3,711
Receivables	941		4,767	(2,205)
Income tax refunds receivable				107,401
Other assets	206		(4,422)	15,898
Accounts payable	4,618		(1,522)	(4,142)
Accrued expenses	(3,851)		7,817	(3,984)
Liabilities from real estate inventories not owned	(1,250)
Net cash provided by (used in) operating activities	(17,321)		(38,651)	24,119
Investing activities
Investment in and advances to unconsolidated joint ventures				(194)
Distributions from unconsolidated joint ventures			1,435	4,183
Purchases of property and equipment			(128)	(64)
Net cash (used in) provided by investing activities			1,307	3,925
Financing activities
Proceeds from borrowings on notes payable				7,087
Principal payments on notes payable	(616)		(11,532)	(52,797)
Proceeds from reorganization	30,971
Proceeds from issuance of convertible preferred stock	50,000
Proceeds from debtor in possession financing	5,000
Principal payment of debtor in possession financing	(5,000)
Payment of deferred loan costs	(2,491)
Net cash paid for repurchase of Senior Notes				(31,268)
Noncontrolling interest contributions	1,825		6,605	6,546
Noncontrolling interest distributions	(1,897)		(8,954)	(3,913)
Net cash (used in) provided by financing activities	77,792		(13,881)	(74,345)
Net (decrease) increase in cash and cash equivalents	60,471		(51,225)	(46,301)
Cash and cash equivalents - beginning of period	20,061		71,286	117,587
Cash and cash equivalents - end of period	80,532		20,061	71,286
Supplemental disclosures:
Cash paid for professional fees relating to the reorganization	7,813		20,182
Supplemental disclosures of non-cash investing and financing activities:
Land contributed in lieu of cash for common stock	4,029
Distributions of real estate from unconsolidated joint ventures			800
Net change in real estate inventories-not owned and liabilities from inventories not owned			7,862	10,652
Note payable issued in conjunction with land acquisition			55,000
Predecessor [Member] | Real Estate Inventories-Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories	(7,047)		18,151	(66,317)
Predecessor [Member] | Real Estate Inventories-Not Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories	$ 1,250

Basis Of Presentation And Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Basis Of Presentation And Significant Accounting Policies

Note 1—Basis of Presentation and Significant Accounting Policies

Operations

William Lyon Homes, a Delaware corporation (“Parent” and together with its subsidiaries, the “Company”), are primarily engaged in designing, constructing and selling single family detached and attached homes in California, Arizona, Nevada and Colorado (under the Village Homes brand).

Basis of Presentation

We applied the accounting under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 852 (“ASC 852”), “Reorganizations,” as of February 24, 2012 (see Note 3). Therefore, our consolidated balance sheet as of December 31, 2012, which is referred to as that of the “Successor”, includes adjustments resulting from the reorganization and application of ASC 852 and is not comparable to our balance sheet as of December 31, 2011, which is referred to as that of the “Predecessor”. References to the “Successor” in the consolidated financial statements and the notes thereto refer to the Company after giving effect to the reorganization and application of ASC 852. References to the “Predecessor” refer to the Company prior to the reorganization and application of ASC 852.

The preparation of the Company’s financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities as of December 31, 2012 and 2011 and revenues and expenses for the period from January 1, 2012 through February 24, 2012, period from February 25, 2012 through December 31, 2012, and years ended December 31, 2011 and 2010. Accordingly, actual results could differ from those estimates. The significant accounting policies using estimates include real estate inventories and cost of sales, impairment of real estate inventories, warranty reserves, loss contingencies, sales and profit recognition, accounting for variable interest entities, and fresh start accounting. The current economic environment increases the uncertainty inherent in these estimates and assumptions.

The consolidated financial statements include the accounts of the Company and all majority-owned and controlled subsidiaries and joint ventures, and certain joint ventures and other entities which have been determined to be variable interest entities in which the Company is considered the primary beneficiary (see Note 5). The accounting policies of the joint ventures are substantially the same as those of the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Real Estate Inventories

Real estate inventories are carried at cost net of impairment losses, if any. Real estate inventories consist primarily of land deposits, land and land under development, homes completed and under construction, and model homes. All direct and indirect land costs, offsite and onsite improvements and applicable interest and other carrying charges are capitalized to real estate projects during periods when the project is under development. Land, offsite costs and all other common costs are allocated to land parcels benefited based upon relative fair values before construction. Onsite construction costs and related carrying charges (principally interest and property taxes) are allocated to the individual homes within a phase based upon the relative sales value of the homes. The Company relieves its accumulated real estate inventories through cost of sales for the estimated cost of homes sold. Selling expenses and other marketing costs are expensed in the period incurred. A provision for warranty costs relating to the Company’s limited warranty plans is included in cost of sales and accrued expenses at the time the sale of a home is recorded. The Company generally reserves approximately one to one and one quarter percent of the sales price of its homes against the possibility of future charges relating to its one-year limited warranty and similar potential claims. Factors that affect the Company’s warranty liability include the number of homes under warranty, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary. Changes in the Company’s warranty liability for the period from February 25, 2012 through December 31, 2012, period from January 1, 2012 through February 24, 2012, and the year ended December 31, 2011and 2010 are as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Warranty liability, beginning of period	$14,000	$14,314	$16,341	$21,365
Warranty provision during period	2,731	187	2,380	2,574
Warranty payments during period	(3,216)	(845)	(4,699)	(8,277)
Warranty charges related to pre-existing warranties during period	802	199	292	679
Fresh start adjustment	—	145	—	—

Warranty liability, end of period	$14,317	$14,000	$14,314	$16,341

Interest incurred under the Company’s debt obligations, as more fully discussed in Note 10, is capitalized to qualifying real estate projects under development. Any additional interest charges related to real estate projects not under development are expensed in the period incurred. Interest activity for the period from February 25, 2012 through December 31, 2012, period from January 1, 2012 through February 24, 2012, and the year ended December 31, 2011and 2010 are as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Interest incurred	$30,526	$7,145	$61,464	$62,791
Less: Interest capitalized	(21,399)	(4,638)	(36,935)	(39,138)

Interest expense, net of amounts capitalized	$9,127	$2,507	$24,529	$23,653

Cash paid for interest	$26,560	$8,924	$48,018	$59,748

Construction Services

The Company accounts for construction management agreements using the Percentage of Completion Method in accordance with FASB ASC Topic 605 Revenue Recognition (“ASC 605”). Under ASC 605, the Company records revenues and expenses as a contracted project progresses, and based on the percentage of costs incurred to date compared to the total estimated costs of the contract.

The Company entered into construction management agreements to build, sell and market homes in certain communities. For such services, the Company will receive fees (generally 3 to 5 percent of the sales price, as defined) and may, under certain circumstances, receive additional compensation if certain financial thresholds are achieved.

Financial Instruments

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash investments, receivables, and deposits. The Company typically places its cash investments in investment grade short-term instruments. Deposits, included in other assets, are due from municipalities or utility companies and are generally collected from such entities through fees assessed to other developers. The Company is an issuer of, or subject to, financial instruments with off-balance sheet risk in the normal course of business which exposes it to credit risks. These financial instruments include letters of credit and obligations in connection with assessment district bonds. These off-balance sheet financial instruments are described in more detail in Note 19.

Cash and Cash Equivalents

Short-term investments with a maturity of three months or less when purchased are considered cash equivalents. The Company’s cash and cash equivalents balance exceeds federally insurable limits as of December 31, 2012 and 2011. The Company monitors the cash balances in its operating accounts and adjusts the cash balances as appropriate; however, these cash balances could be negatively impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. To date, the Company has experienced no loss or lack of access to cash in its operating accounts.

Restricted Cash

Restricted cash consists of deposits made by the Company to a bank account as collateral for the use of letters of credit to guarantee the Company’s financial obligations under certain other contractual arrangements in the normal course of business.

Deferred Loan Costs

Deferred loan costs represent debt issuance cost and are primarily amortized to interest expense using the straight line method which approximates the effective interest method.

Goodwill

In accordance with the provisions of ASC 350, Intangibles, Goodwill and Other, goodwill amounts are not amortized, but rather are analyzed for impairment at the reporting segment level. Goodwill is analyzed on an annual basis, or when indicators of impairment exist. We have determined that we have five reporting segments, as discussed in Note 6, and we will perform an annual goodwill impairment analysis during the fourth quarter of each fiscal year, with the first annual testing carried out in the fourth quarter of fiscal year 2012.

Intangible Assets

Recorded intangible assets primarily relate to construction management contracts, homes in backlog, and joint venture management fee contracts recorded in conjunction with ASC 852. Such assets were valued based on expected cash flows related to home closings, and the asset is amortized on a per unit basis, as homes under the contracts close.

Income (loss) per common share

The Company computes income (loss) per common share in accordance with FASB ASC Topic 260, Earnings per Share, which requires income (loss) per common share for each class of stock to be calculated using the two-class method. The two-class method is an allocation of income (loss) between the holders of common stock and a company’s participating security holders.

Basic income (loss) per common share is computed by dividing income or loss available to common stockholders by the weighted average number of shares of common stock outstanding. For purposes of determining diluted income (loss) per common share, basic income (loss) per common share is further adjusted to include the effect of potential dilutive common shares outstanding.

Income Taxes

Income taxes are accounted for under the provisions of Financial Accounting Standards Board ASC 740, Income Taxes, using an asset and liability approach. Deferred income taxes reflect the net effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and operating loss and tax credit carryforwards measured by applying currently enacted tax laws. A valuation allowance is provided to reduce net deferred tax assets to an amount that is more likely than not to be realized. ASC 740 prescribes a recognition threshold and a measurement criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be considered “more-likely-than-not” to be sustained upon examination by taxing authorities. The Company has taken positions in certain taxing jurisdictions for which it is more likely than not that previously unrecognized tax benefits will be recognized. In addition, the Company has elected to recognize interest and penalties related to uncertain tax positions in the income tax provision.

Impact of Recent Accounting Pronouncements

In 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU represents the converged guidance of the FASB and the IASB (the Boards) on fair value measurement and results in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” Our adoption of these new provisions of ASU 2011-04 on January 1, 2012 did not have an impact on our consolidated financial statements.

In 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30. Previous guidance required an entity to test indefinite-lived intangible assets for impairment, on at least an annual basis, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. An entity has the option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. For the year ended December 31, 2012, the Company did not elect to use qualitative assessment option permitted by this amendment; however, the Company anticipates using the qualitative assessment option in future periods.

Reclassifications

Certain balances on the financial statements and certain amounts presented in the notes have been reclassified in order to conform to current year presentation.

Emergence From Chapter 11	12 Months Ended
Dec. 31, 2012
Emergence From Chapter 11

Note 2—Emergence from Chapter 11

On December 19, 2011, William Lyon Homes (the “Company”) and certain of its direct and indirect wholly-owned subsidiaries filed voluntary petitions, under chapter 11 of Title 11 of the United States Code, as amended (the “Chapter 11 Petitions”), in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) to seek approval of the Prepackaged Joint Plan of Reorganization (the “Plan”) of the Company and certain of its subsidiaries. The Chapter 11 Petitions were jointly administered under the caption In re William Lyon Homes, et al., Case No. 11-14019 (the “Chapter 11 Cases”). The sole purpose of the Chapter 11 Cases was to restructure the Company’s debt obligations and strengthen its balance sheet.

On February 10, 2012, the Bankruptcy Court confirmed the Plan. On February 24, 2012, the Company and its subsidiaries consummated the principal transactions contemplated by the Plan, including:

•

the issuance of 44,793,255 shares of the Company’s new Class A Common Stock, $0.01 par value per share (“Class A Common Stock”) and $75 million aggregate principal amount of 12% Senior Subordinated Secured Notes due 2017 (“Second Lien Notes”) issued by the Company’s wholly-owned subsidiary, William Lyon Homes, Inc. (“Borrower”) in exchange for the claims held by the holders of the formerly outstanding notes of Borrower;

•

the amendment of the Borrower’s loan agreement with ColFin WLH Funding, LLC and certain other lenders which resulted, among other things, in the increase in the principal amount outstanding under the loan agreement, the reduction in the interest rate payable under the loan agreement, and the elimination of any prepayment penalty under the loan agreement;

•

the issuance, in exchange for cash and land deposits of $25 million, of 31,464,548 shares of the Company’s new Class B Common Stock, $0.01 par value per share (“Class B Common Stock”) and warrants to purchase 15,737,294 shares of Class B Common Stock;

•

the issuance of 64,831,831 shares of Parent’s new Convertible Preferred Stock, $0.01 par value per share, or Convertible Preferred Stock, for $50.0 million in cash, and 12,966,366 shares of Parent’s new Class C Common Stock, $0.01 par value per share or Class C Common Stock, for $10.0 million in cash. The aggregate cash consideration of $60 million was apportioned between Common and Preferred in accordance with the Plan; and

•

the issuance of an additional 3,144,000 shares of Class C Common Stock to Luxor Capital Group LP as a transaction fee in consideration for providing the backstop commitment of the offering of shares of Class C Common Stock and Convertible Preferred Stock in connection with the Plan.

Fresh Start Accounting And Effects Of The Plan	12 Months Ended
Dec. 31, 2012
Fresh Start Accounting And Effects Of The Plan

Note 3—Fresh Start Accounting and Effects of the Plan

As required by U.S. GAAP, effective as of February 24, 2012, we adopted fresh start accounting following the guidance of ASC 852. Fresh start accounting results in the Company becoming a new entity for financial reporting purposes. Accordingly, our consolidated financial statements for periods prior to February 25, 2012 are not comparable to consolidated financial statements presented on or after February 25, 2012. Fresh start accounting was required upon emergence from Chapter 11 because holders of voting shares immediately before confirmation of the Plan received less than 50% of the emerging entity and the reorganization value of our assets immediately before confirmation of our Plan was less than our post-petition liabilities and allowed claims. Fresh start accounting results in a new basis of accounting and reflects the allocation of our estimated fair value to underlying assets and liabilities. Our estimates of fair value are inherently subject to significant uncertainties and contingencies beyond our reasonable control. Accordingly, there can be no assurance that the estimates, assumptions, valuations, appraisals and financial projections will be realized, and actual results could vary materially. Moreover, the market value of our common stock may differ materially from the equity valuation for accounting purposes under ASC 852. In addition, the cancellation of debt income and the allocation of the attribute reduction for tax purposes is an estimate and will not be finalized until the 2012 tax return is filed. Any change resulting from this estimate could impact deferred taxes.

Under ASC 852, the Successor Company must determine a value to be assigned to the equity of the emerging company as of the date of adoption of fresh-start accounting, which was February 24, 2012 for the Company, the date the Debtors emerged from Chapter 11. To facilitate the adoption of fresh start accounting, the Company engaged a third-party valuation firm to assist with assessing enterprise value, and the allocation of value to the assets and liabilities of the Company. To calculate enterprise value, the Company used a discounted cash flow analysis, considering a weighted average cost of capital of 16.5%, and utilized a Gordon Growth model with a 3.0% growth rate to calculate terminal value. The analysis resulted in an enterprise value of $485.0 million, which was used as the enterprise value for fresh start accounting. The Company’s total debt was valued at $384.5 million, which consists of the following:

•

$6.3 million related to a construction note payable with an outstanding principal amount of $6.5 million, which reflects an adjustment of $(0.2) million. The Company discounted the contractual interest and principal payments using a risk adjusted rate of 12.5%.

•

$56.3 million related to a construction note payable with an outstanding principal amount of $55.0 million, which reflects an adjustment of $1.3 million. The Company discounted the contractual interest and principal payments using a risk adjusted rate of 12.5%.

•

$2.9 million related to a seller note arrangement that matured on March 1, 2012, 6 days after the plan of reorganization was approved. The payment was made in full, therefore the value of the note was the amount paid.

•

The remaining debt that was renegotiated as part of the Company’s plan of reorganization, consists of a construction note payable of $9.0 million, the $235.0 million Senior Secured Term Loan and the $75.0 million Senior Subordinated Secured Notes due 2017. In accordance with ASC 820, Fair Value Measurements and Disclosures, fair value is defined as, “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date”. As these debt amounts were negotiated as part of the reorganization by market participants, their carrying value at that date is representative of fair value.

The enterprise value of the Company was $485.0 million, which includes $384.5 million fair value of debt, as detailed above, and $100.5 million of equity value. The value of each type of equity security was determined using an option pricing model used in accordance with ASC 718, Valuation of Stock Compensation, and treated the redeemable convertible preferred stock, the common stock and the common stock warrants as separate securities. Based on the rights and preferences of each security, the Company valued each security based on a series of five events:

(i)	liquidation preference of the redeemable convertible preferred stock,

(ii)	timing of participation of Class A and B shares of common stock,

(iii)	timing of participation of Class C shares of common stock,

(iv)	conversion of preferred shares into common shares, and

(v)	exercise of warrants

The Company used an option pricing model and the relative rights of the securities to allocate the $100.5 million among the redeemable convertible preferred stock, the common stock and the warrants. Each security was valued based on the relative rights and preferences and a three year term to liquidity event, volatility of 59% based on public company comparables, a risk free rate of .43% based on a three year treasury rate. In addition, the redeemable convertible preferred stock has a dividend yield of 6% and the common stock and warrants have a discount for lack of marketability of 38%. Based on these inputs and the assumptions, the redeemable convertible preferred stock was valued at $56.4 million, the common stock was valued at $43.1 million and the warrants were valued at $1.0 million.

The estimated enterprise value and the equity value are highly dependent on the achievement of the future financial results contemplated in the projections that were set forth in the disclosure statement to the Plan. The estimates and assumptions made in the valuation are inherently subject to significant uncertainties. The primary assumptions for which there is a reasonable possibility of the occurrence of a variation that would have significantly affected the reorganization value include the assumptions regarding the number of homes sold and homes closed, average sales prices, operating expenses, the amount and timing of construction costs and the discount rate utilized.

Fresh-start accounting reflects the value of the Successor as determined in the confirmed Plan. Under fresh-start accounting, asset values are remeasured and allocated based on their respective fair values in conformity with the purchase method of accounting for business combinations in FASB ASC Topic 805, “Business Combinations” (“FASB ASC 805”). Liabilities existing as of February 24, 2012, the Effective Date, other than deferred taxes, were recorded at the present value of amounts expected to be paid using appropriate risk adjusted interest rates. Deferred taxes were determined in conformity with applicable accounting standards. Predecessor accumulated depreciation, accumulated amortization and retained deficit were eliminated.

In conjunction with the adoption of fresh start accounting, certain intangible assets including, the value of the Company’s homes in backlog, construction management contracts and joint venture management fee contracts were recorded at their estimated fair values as of February 24, 2012 in the amount of $9.5 million. The Company’s backlog was valued using the With/Without Method of the Income Approach to estimate the fair value of the backlog. This asset is amortized on a straight line basis, as homes that were in backlog as of February 24, 2012, are closed or the contract is cancelled.

The construction management contracts and joint venture management fee contracts were valued using the Multi-period Excess Earnings method of the Income Approach to estimate the fair value. Since these assets are valued based on expected cash flows related to home closings, the asset is amortized on a straight line basis, as homes under the contracts close.

The following fresh start consolidated balance sheet presents the implementation of the Plan and the adoption of fresh start accounting as of the Effective Date. Reorganization adjustments have been recorded within the consolidated balance sheet to reflect the effects of the Plan, including discharge of liabilities subject to compromise and the adoption of fresh start accounting in accordance with ASC 852.

CONSOLIDATED BALANCE SHEETS

(in thousands except number of shares and par value per share)

	February 24, 2012
	Predecessor	Plan of Reorganization Adjustments		Fresh Start Accounting Adjustments		Successor
ASSETS
Cash and cash equivalents	$12,787	$67,746	(a)	$—		$80,533
Restricted cash	852	—		—		852
Receivables	12,790	—		(996	)(m)	11,794
Real estate inventories
Owned	405,632	4,029	(b)	(1,198	)(n)	408,463
Not owned	46,158	—		—		46,158
Property & equipment, net	962	—		(421	)(o)	541
Deferred loan costs	8,258	(5,767	)(c)	—		2,491
Goodwill	—	—		14,209	(p)	14,209
Intangibles	—	—		9,470	(q)	9,470
Other assets	6,307	47	(d)	—		6,354

Total assets	$493,746	$66,055		$21,064		$580,865

LIABILITIES AND EQUITY (DEFICIT)
Liabilities not subject to compromise
Accounts payable	$10,000	$—		$—		$10,000
Accrued expenses	31,391	—		221	(r)	31,612
Liabilities from inventories not owned	46,158	—		—		46,158
Notes payable	78,394	(5,000	)(f)	1,100	(s)	74,494
Senior Secured Term Loan due January 31, 2015	206,000	29,000	(g)	—		235,000
Senior Subordinated Secured Notes due February 25, 2017	—	75,000	(h)	—		75,000

	371,943	99,000		1,321		472,264

Liabilities subject to compromise
Accrued expenses	15,297	(15,297	)(e)	—		—
7 5/8% Senior Notes due December 15, 2012	66,704	(66,704	)(e)	—		—
10 3/4% Senior Notes due April 1, 2013	138,964	(138,964	)(e)	—		—
7 1/2% Senior Notes due February 15, 2014	77,867	(77,867	)(e)	—		—

	298,832	(298,832)		—		—

Redeemable convertible preferred stock	—	56,386	(i)	—		56,386
Equity (deficit):
William Lyon Homes stockholders’ equity (deficit)
Common stock, Class A	—	448	(j)	—		448
Common stock, Class B	—	315	(j)	—		315
Common stock, Class C	—	161	(j)	—		161
Additional paid-in capital	48,867	(21,177	)(k)	15,501	(t)	43,191
Accumulated deficit	(235,584)	229,754	(l)	5,830	(u)	—

Total William Lyon Homes stockholder’s equity (deficit)	(186,717)	209,501		21,331		44,115
Noncontrolling interest	9,688	—		(1,588	)(v)	8,100

Total equity (deficit)	(177,029)	209,501		19,743		52,215

Total liabilities and equity (deficit)	$493,746	$66,055		$21,064		$580,865

Notes to Plan of Reorganization and Fresh Start Accounting Adjustments:

a	Reflects net cash received of $81.0 million from the issuance of new equity, reduced by the repayment of DIP financing of $5.2 million, payment of financing fees of $2.6 million and other reorganization related costs of $5.4 million.

b	Reflects contribution of land option deposit in lieu of cash for Class B Common Stock.

c	Reflects the write-off of the remaining deferred loan costs of the Old Notes net of capitalization of deferred loan costs related to the Amended Term Loan.

d	Reflects prepaid property taxes to obtain title insurance for the second lien notes. Deferred tax assets are not reflected on the balance sheet as they have been fully reserved.

e	Reflects the extinguishment of liabilities subject to compromise (“LSTC”) at emergence. LSTC was comprised of $283.5 million of Old Notes and $15.3 million of related accrued interest. The holders of the Old Notes received Class A common stock of the Successor entity.

f	Reflects repayment of amounts outstanding under the DIP Credit Agreement pursuant to the Plan.

g	Reflects the additional principal added to the Amended Term Loan, in accordance with the Plan.

h	Reflects the issuance of Senior Subordinated Secured Notes of $75.0 million, in accordance with the Plan.

i	Reflects the fair value of the Convertible Preferred Stock issued pursuant to the Plan. The fair value of the total residual equity interest of $100.5 million was determined based on the enterprise value of $485.0 million determined as of the date of the plan, less the $384.5 million fair value of Long-Term debt. Cash received for the convertible preferred was $50.0 million, however as discussed previously, the Company valued the redeemable convertible preferred stock at $56.4 million.

j	Reflects the issuance of 92.4 million total shares in new common stock at $0.01 par value and the extinguishment of 1,000 shares ($0.01 par) of Old Common Stock, in accordance with the plan (see Note 2 for allocation of shares).

k	Reflects the elimination of $48.9 million of additional paid-in capital (“APIC”) relating to Old Common Stock, offset by $27.7 million of net cash received from the issuance of the Class B and Class C shares of common stock.

l	Reflects the elimination of $235.6 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities and stockholder’s equity.

m	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.

n	Reflects adjustment of $1.2 million to real estate inventory using the discounted cash flow approach. The Company used project forecasts and an unlevered discount rate of 20% to arrive at fair value. Certain projects that are held for future development were valued on an “As-Is” Basis using market comparables.

o	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an “As Is” Basis using market comparables.

p	Goodwill represents the excess of enterprise value upon emergence over fair value of net tangible and identifiable intangible assets acquired.

q	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $4.0 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.

r	Reflects adjustments to warranty and construction defect litigation liabilities which were valued based on the estimated costs of warranty spending on homes previously closed plus an estimated margin of 9.4%, plus a reasonable margin required to transfer the liability or to fulfill the obligation.

s	Reflects adjustment of one note payable of $(0.2) million, with a book value of $6.5 million to a fair value of $6.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%. Also reflects adjustment of one note payable of $1.3 million, with a book value of $55.0 million to a fair value of $56.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%.

t	Reflects the adjustment to a combined common stock and warrants value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).

u	Reflects the elimination of a balance in accumulated deficit of $5.8 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.

v	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.

Reconciliation of enterprise value to the reorganized value of the Company’s assets and determination of goodwill (in thousands):

Total enterprise value	$485,000
Add: liabilities (excluding debt and equity)	87,765
Add: noncontrolling interest	8,100

Reorganization value of assets	580,865
Fair value of assets (excluding goodwill)	566,656

Reorganization value in excess of fair value (goodwill)	$14,209

Reorganization Items	12 Months Ended
Dec. 31, 2012
Reorganization Items

Note 4—Reorganization Items

In accordance with authoritative accounting guidance issued by the FASB, separate disclosure is required for reorganization items, such as certain expenses, provisions for losses and other charges directly associated with or resulting from the reorganization and restructuring of the business, which have been realized or incurred during the Chapter 11 Cases. Reorganization items were comprised of the following (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012
			Year Ended December 31,
			2011	2010
Cancellation of debt	$—	$298,831	$—	$—
Plan implementation and fresh start valuation adjustments	—	(49,302)	—	—
Professional fees	(2,525)	(7,813)	(21,182)	—
Write-off of Old Notes deferred loan costs	—	(8,258)	—	—

Total reorganization items, net	$(2,525)	$233,458	$(21,182)	$—

Variable Interest Entities And Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
Variable Interest Entities And Noncontrolling Interests

Note 5—Variable Interest Entities and Noncontrolling Interests

The Company accounts for variable interest entities in accordance with ASC 810, Consolidation (“ASC 810”). Under ASC 810, a variable interest entity (“VIE”) is created when: (a) the equity investment at risk in the entity is not sufficient to permit the entity to finance its activities without additional subordinated financial support provided by other parties, including the equity holders; (b) the entity’s equity holders as a group either (i) lack the direct or indirect ability to make decisions about the entity, (ii) are not obligated to absorb expected losses of the entity or (iii) do not have the right to receive expected residual returns of the entity; or (c) the entity’s equity holders have voting rights that are not proportionate to their economic interests, and the activities of the entity involve or are conducted on behalf of the equity holder with disproportionately few voting rights. If an entity is deemed to be a VIE pursuant to ASC 810, the enterprise that has both (i) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (ii) the obligation to absorb the expected losses of the entity or right to receive benefits from the entity that could be potentially significant to the VIE is considered the primary beneficiary and must consolidate the VIE. In accordance with ASC 810, we perform ongoing reassessments of whether an enterprise is the primary beneficiary of a VIE.

Joint Ventures

As of December 31, 2012 and 2011, the Company had two and one joint ventures, respectively, which were deemed to be VIEs under ASC 810 for which the Company is considered the primary beneficiary. The Company manages the joint ventures, by using its sales, development and operations teams and has significant control over these projects and therefore the power to direct the activities that most significantly impact the joint venture’s performance, in addition to being obligated to absorb expected losses or receive benefits from the joint venture, and therefore the Company is deemed to be the primary beneficiary of these VIEs.

These joint ventures are each engaged in homebuilding and land development activities. Certain of these joint ventures have not obtained construction financing from outside lenders, but are financing their activities through equity contributions from each of the joint venture partners. The Company has no rights, nor does the Company have any obligation with respect to the liabilities of the VIEs, and none of the Company’s assets serve as collateral for the creditors of these VIEs. The assets of the joint ventures are the sole collateral for the liabilities of the joint ventures and as such, the creditors and equity investors of these joint ventures have no recourse to assets of the Company held outside of these joint ventures. Creditors of these VIEs have no recourse against the general credit of the Company. The liabilities of each VIE are restricted to the assets of each VIE. Additionally, the creditors of the Company have no access to the assets of the VIEs. Income allocations and cash distributions to the Company are based on predetermined formulas between the Company and their joint venture partners as specified in the applicable partnership or operating agreements. The Company generally receives, after partners’ priority returns and return of partners’ capital, approximately 50% of the profits and cash flows from the joint ventures.

During the year ended December 31, 2012, the Company formed a joint venture, Lyon Branches, LLC, for the purpose of land development and homebuilding activities. The Company, as the managing member, has the power to direct the activities of the VIE since it manages the daily operations and has exposure to the risks and rewards of the VIE, as based on the division of income and loss per the joint venture agreement. Therefore, the Company is the primary beneficiary of the joint venture, and the VIE was consolidated as of December 31, 2012.

As of December 31, 2012, the assets of the consolidated VIEs totaled $24.7 million, of which $1.1 million was cash and $20.4 was real estate inventories. The liabilities of the consolidated VIEs totaled $6.4 million, primarily comprised of accounts payable and accrued liabilities. The Company recorded a $1.6 million valuation adjustment to the noncontrolling interest account on one VIE in accordance with the adoption of ASC 852.

As of December 31, 2011, the assets of the consolidated VIEs totaled $14.0 million, of which $2.1 million was cash and $8.7 million was real estate inventories. The liabilities of the consolidated VIEs totaled $1.3 million, primarily comprised of accounts payable and accrued liabilities.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

Note 6—Segment Information

The Company operates one principal homebuilding business. In accordance with FASB ASC Topic 280, Segment Reporting (“ASC 280”), the Company has determined that each of its operating divisions is an operating segment.

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance. The Company’s Executive Chairman, Chief Executive Officer and Chief Operating Officer have been identified as the chief operating decision makers. The Company’s chief operating decision makers direct the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Company’s homebuilding operations design, construct and sell a wide range of homes designed to meet the specific needs in each of its markets. In accordance with the aggregation criteria defined by ASC 280, the Company’s homebuilding operating segments have been grouped into five reportable segments: Southern California, consisting of an operating division with operations in Orange, Los Angeles, San Bernardino and San Diego counties; Northern California, consisting of an operating division with operations in Contra Costa, Sacramento, San Joaquin, Santa Clara, Solano and Placer counties; Arizona, consisting of operations in the Phoenix, Arizona metropolitan area; Nevada, consisting of operations in the Las Vegas, Nevada metropolitan area; and Colorado, consisting of operations in the Denver, Colorado metropolitan area, Fort Collins, and Granby, Colorado. Colorado does not meet the quantitative requirements for segment reporting per ASC 280, however management believes that information about the segment is useful to readers of the financial statements.

Corporate develops and implements strategic initiatives and supports the Company’s operating divisions by centralizing key administrative functions such as finance and treasury, information technology, risk management and litigation and human resources.

Segment financial information relating to the Company’s operations was as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Operating revenue:
Southern California	$116,619	$7,759	$130,737	$206,241
Northern California	154,684	11,014	54,141	56,095
Arizona	58,714	4,316	20,074	16,595
Nevada	37,307	2,481	21,871	15,767
Colorado	5,436	—	—	—

Total operating revenue	$372,760	$25,570	$226,823	$294,698

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
(Loss) income before (provision) benefit from income taxes:
Southern California	$3,345	$(19,131)	$(26,406)	$(83,176)
Northern California	16,179	6,195	(6,307)	(41)
Arizona	2,073	9,928	(95,184)	(26,887)
Nevada	(1,146)	(1,738)	(30,500)	(21,449)
Colorado	130	—	—	—
Corporate	(27,431)	233,243	(34,491)	(4,314)

(Loss) income before (provision) benefit from income taxes	$(6,850)	$228,497	$(192,888)	$(135,867)

(Loss) income before (provision) benefit from income taxes includes the following pretax inventory impairment charges recorded in the following segments (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Southern California	$—	$—	$17,962	$70,801
Northern California	—	—	2,074	3,103
Arizona	—	—	87,607	22,409
Nevada	—	—	20,671	15,547
Colorado	—	—	—	—

Total impairment loss on real estate assets	$—	$—	$128,314	$111,860

	Successor	Predecessor
	December 31,
	2012	2011
Homebuilding assets:
Southern California	$195,688	$182,781
Northern California	31,293	105,298
Arizona	173,847	129,920
Nevada	51,141	42,183
Colorado	37,668	—
Corporate (1)	91,510	36,769

Total homebuilding assets	$581,147	$496,951

(1)	Comprised primarily of cash and cash equivalents, receivables, deferred loan costs, and other assets.

Real Estate Inventories	12 Months Ended
Dec. 31, 2012
Real Estate Inventories

Note 7—Real Estate Inventories

Real estate inventories consist of the following (in thousands):

	Successor	Predecessor
	December 31,
	2012	2011
Real estate inventories owned:
Land deposits	$31,855	$26,939
Land and land under development	318,327	267,348
Homes completed and under construction	50,847	90,824
Model homes	20,601	13,423

Total	$421,630	$398,534

Real estate inventories not owned: (1)
Other land options contracts — land banking arrangement	$39,029	$47,408

(1)	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement, which has been consolidated. Amounts are net of deposits.

The Company accounts for its real estate inventories under FASB ASC 360 Property, Plant, & Equipment (“ASC 360”).

ASC 360 requires impairment losses to be recorded on real estate inventories when indicators of impairment are present and the undiscounted cash flows estimated to be generated by real estate inventories are less than the carrying amount of such assets. Indicators of impairment include a decrease in demand for housing due to softening market conditions, competitive pricing pressures, which reduce the average sales price of homes including an increase in sales incentives offered to buyers, slowing sales absorption rates, decreases in home values in the markets in which the Company operates, significant decreases in gross margins and a decrease in project cash flows for a particular project.

For land, construction in progress, completed inventory, including model homes, and inventories not owned, the Company estimates expected cash flows at the project level by maintaining current budgets using recent historical information and current market assumptions. The Company updates project budgets and cash flows of each real estate project on a quarterly basis to determine whether the estimated remaining undiscounted future cash flows of the project are more or less than the carrying amount (net book value) of the asset. If the undiscounted cash flows are more than the net book value of the project, then there is no impairment. If the undiscounted cash flows are less than the net book value of the asset, then the asset is deemed to be impaired and is written-down to its fair value.

Fair value represents the amount at which an asset could be bought or sold in a current transaction between willing parties (i.e., other than a forced or liquidation sale). Management determines the estimated fair value of each project by determining the present value of estimated future cash flows at discount rates that are commensurate with the risk of each project and each domain, market or sub-market or may use recent appraisals if they more accurately reflect fair value. The estimation process involved in determining if assets have been impaired and in the determination of fair value is inherently uncertain because it requires estimates of future revenues and costs, as well as future events and conditions. Estimates of revenues and costs are supported by the Company’s budgeting process, and are based on recent sales in backlog, pricing required to get the desired pace of sales, pricing of competitive projects, incentives offered by competitors and current estimates of costs of development and construction or current appraisals.

The Company engaged a third-party valuation firm to assist with the analysis of the fair value of the entity, and respective assets and liabilities in connection with its reorganization. In conjunction with the valuation of all of the assets of the Company, the Company re-set value on certain land holdings in the early stages of development, based on: (i) “as-is” development stages of the property instead of a discounted cash flow approach, (ii) relative comparables on similar stage properties that had recently sold, on a per acre basis, and (iii) location of the property, among other factors. Since the valuation was completed near December 31, 2011, management used such valuation to evaluate the book value as of December 31, 2011.

Under the provisions of FASB ASC 360, the Company is required to make certain assumptions to estimate undiscounted future cash flows of a project, which include: (i) estimated sales prices, including sales incentives, (ii) anticipated sales absorption rates and sales volume, (iii) project costs incurred to date and the estimated future costs of the project based on the project budget, (iv) the carrying costs related to the time a project is actively selling until it closes the final unit in the project, and (v) alternative strategies including selling the land to a third-party or temporarily suspending development at the project. Each project has different assumptions and is based on management’s assessment of the current market conditions that exist in each project location. The Company’s assumptions include moderate absorption increases in certain projects beginning in 2013. In addition, the Company has assumed some moderate reduction in sales incentives in certain projects in certain markets beginning in 2013.

The assumptions and judgments used by the Company in the estimation process to determine the future undiscounted cash flows of a project and its fair value are inherently uncertain and require a substantial degree of judgment. The realization of the Company’s real estate inventories is dependent upon future uncertain events and market conditions. Due to the subjective nature of the estimates and assumptions used in determining the future cash flows of a project, actual results could differ materially from current estimates.

Management assesses land deposits for impairment when estimated land values are deemed to be less than the agreed upon contract price. The Company considers changes in market conditions, the timing of land purchases, the ability to renegotiate with land sellers, the terms of the land option contracts in question, the availability and best use of capital, and other factors. The Company records abandoned land deposits and related pre-acquisition costs in cost of sales-lots, land and other in the consolidated statements of operations in the period that it is abandoned.

As of February 24, 2012, the Company made fair value adjustments to inventory in accordance with fresh start accounting. During the period from February 25, 2012 through December 31, 2012, the Company did not record any impairments.

During the year ended December 31, 2011, the Company recorded impairment loss on real estate assets of $128.3 million. The impairment loss related to land under development and homes completed and under construction recorded during the year ended December 31, 2011, resulted from (i) in certain projects, a decrease in home sales prices related to increased incentives and (ii) a decrease in sales absorption rates which increased the length of time of the project and increased period costs related to the project. The impairment loss related to land held for future development or sold incurred during the year ended December 31, 2011, resulted from the reduced value of the land in the project. The Company values land held for future development using, (i) projected cash flows with the strategy of selling the land, on a finished or unfinished basis, or building out the project, (ii) considering recent, legitimate offers received, (iii) prices for land in recent comparable sales transactions, and other factors. For three of the Company’s projects which are entitled land categorized as “land held for future development” in the table above, the Company engaged a third-party valuation firm to value the land of each project, on an as-is basis, using several factors including the existing land sale market and market comparables as a barometer for each project.

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill

Note 8—Goodwill

Goodwill of $14.2 million at December 31, 2012 represents the excess of our enterprise value upon emergence over the fair value of our net tangible and identifiable intangible assets. The Company recorded goodwill of $14.2 million as of February 24, 2012 in connection with fresh start accounting (refer to Notes 2, 3, and 4 for further details relating to fresh start accounting and valuation of goodwill).

Goodwill by operating segment as of December 31, 2012 and 2011 is as follows (in thousands):

	Successor	Predecessor
	December 31,
	2012	2011
Southern California	$4,885	$—
Northern California	1,916	—
Arizona	5,951	—
Nevada	1,457	—
Colorado	—	—

Total goodwill	$14,209	$—

Intangibles	12 Months Ended
Dec. 31, 2012
Intangibles

Note 9—Intangibles

The carrying value and accumulated amortization of intangible assets at December 31, 2012, by major intangible asset category, is as follows (in thousands):

	Successor
	December 31, 2012
	Carrying Value	Accumulated Amortization	Net Carrying Amount
Construction management contracts	$4,640	$(1,295)	$3,345
Homes in backlog	4,937	(4,169)	768
Joint venture management fee contracts	800	(293)	507

Total intangibles	$10,377	$(5,757)	$4,620

Amortization expense related to intangible assets for the period from February 25, 2012 through December 31, 2012 was $5.8 million. There was no amortization expense related to intangible assets for the period from January 1, 2012 through February 24, 2012 or prior, since intangible assets of $9.5 million were recorded in conjunction with ASC 852 and intangible assets of $0.9 million were recorded in conjunction with the purchase of Village Homes on December 7, 2012.

Estimated future amortization expense related to intangible assets is as follows (in thousands):

Total
Amortization
2013	$1,725
2014	1,244
2015	1,651

Total	$4,620

The weighted average remaining useful life of intangible assets as of December 31, 2012 is 24 months.

Senior Notes And Secured Indebtedness	12 Months Ended
Dec. 31, 2012
Senior Notes And Secured Indebtedness

Note 10—Senior Notes and Secured Indebtedness

Notes payable consist of the following (in thousands):

	Successor	Predecessor
	December 31,
	2012	2011
Notes payable:
Notes payable	$13,248	$74,009

Senior Notes:
8 1/2% Senior Notes due November 15, 2020	325,000	—
Senior Secured Term Loan due Janaury 31, 2015	—	206,000
7 5/8% Senior Notes due December 15, 2012	—	66,704
10 3/4% Senior Notes due April 1, 2013	—	138,912
7 1/2% Senior Notes due February 15, 2014	—	77,867

Total Senior Notes	325,000	489,483

Total notes payable and Senior Notes	$338,248	$563,492

The maturities of the Notes Payable and 8 ½ Senior Notes are as follows as of December 31, 2012 (in thousands):

Year Ended December 31,
2013	$—
2014	—
2015	13,248
2016	—
2017	—
Thereafter	325,000

$338,248

8.5% Senior Notes Due 2020

On November 8, 2012, William Lyon Homes, Inc., a California corporation and wholly-owned subsidiary of the Company (“California Lyon”) completed its offering of 8.5% Senior Notes due 2020, or the New Notes, in an aggregate principal amount of $325 million. The New Notes were issued at 100% of their aggregate principal amount. The Company used the net proceeds from the sale of the New Notes, together with cash on hand, to refinance the Company’s (i) $235 million 10.25% Senior Secured Term Loan due 2015 (“Amended Term Loan”), (ii) approximately $76 million in aggregate principal amount of 12% Senior Subordinated Secured Notes due 2017 (“Old Notes”), (iii) approximately $11 million in principal amount of project related debt, and (iv) to pay accrued and unpaid interest thereon.

As of December 31, 2012, the outstanding principal amount of the New Notes is $325 million. The New Notes bear interest at an annual rate of 8.5% per annum and is payable semiannually in arrears on May 15 and November 15, commencing on May 15, 2013, and mature on November 15, 2020. The New Notes are senior unsecured obligations of California Lyon and are unconditionally guaranteed on a senior subordinated secured basis by Parent and by certain of Parent’s existing and future restricted subsidiaries. The New Notes and the guarantees rank senior to all of California Lyon’s and the guarantors’ existing and future unsecured senior debt and senior in right of payment to all of California Lyon’s and the guarantors’ future subordinated debt. The New Notes and the guarantees are and will be effectively junior to any of California Lyon’s and the guarantors’ existing and future secured debt.

On or after November 15, 2016, California Lyon may redeem all or a portion of the New Notes upon not less than 30 nor more than 60 days’ notice, at the redemption prices (expressed as percentages of the principal amount) set forth below plus accrued and unpaid interest to the applicable redemption date, if redeemed during the 12-month period beginning on November 15 of the years indicated below:

Year	Percentage
2016	104.250%
2017	102.125%
2018 and thereafter	100.000%

Prior to November 15, 2016 the New Notes may be redeemed in whole or in part at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, and accrued and unpaid interest to, the redemption date.

In addition, any time prior to November 15, 2015, California Lyon may, at its option on one or more occasions, redeem New Notes in an aggregate principal amount not to exceed 35% of the aggregate principal amount of the New Notes issued prior to such date at a redemption price (expressed as a percentage of principal amount) of 108.5%, plus accrued and unpaid interest to the redemption date, with an amount equal to the net cash proceeds from one or more equity offerings.

The indenture governing the New Notes (the “Indenture”) contains covenants that limit the ability of the Company and its restricted subsidiaries to, among other things: (i) incur or guarantee certain additional indebtedness; (ii) pay dividends or make other distributions or repurchase stock; (iii) make certain investments; (iv) sell assets; (v) incur liens; (vi) enter into agreements restricting the ability of the Company’s restricted subsidiaries to pay dividends or transfer assets; (vii) enter into transactions with affiliates; (viii) create unrestricted subsidiaries; and (viii) consolidate, merge or sell all or substantially all of the Company’s and California Lyon’s assets. These covenants are subject to a number of important exceptions and qualifications as described in the Indenture. The Company is in compliance with all such covenants as of December 31, 2012.

Amended Senior Secured Term Loan

Prior to completing its offering of the New Notes, California Lyon was a party to that certain Amended and Restated Senior Secured Term Loan Agreement (the “Amended Term Loan Agreement”), dated February 25, 2012. The Senior Secured Term Loan was renegotiated into the terms below in conjunction with the Plan of Reorganization as discussed in Notes 2, 3, and 4.

The Amended Term Loan Agreement provided for a first lien secured term loan of $235.0 million, secured by substantially all of the assets of California Lyon, Parent (excluding stock in California Lyon) and certain wholly-owned subsidiaries of Parent. The Amended Term Loan was guaranteed by Parent and certain wholly-owned subsidiaries of Parent.

The Amended Term Loan bore interest at a rate of 10.25% per annum. Prior to its repayment in conjunction with the New Notes offering, the Amended Term Loan was scheduled to mature on January 31, 2015. In addition, there was no pre-payment penalty associated with the Amended Term Loan.

The Company recognized a loss of $1.9 million upon the early extinguishment of the Amended Term Loan related to unamortized debt issuance costs. The loss is included in (loss) gain on extinguishment of debt in the consolidated statement of operations for the period from February 25, 2012 through December 31, 2012.

Senior Secured Term Loan

Prior to the Plan of Reorganization, as discussed in Notes 2, 3, and 4, California Lyon was a party to a certain Senior Secured Term Loan Agreement (the “Term Loan Agreement”), dated October 20, 2009. As of December 31, 2011, the Term Loan outstanding balance was $206.0 million.

The Term Loan had interest at a rate of 14.0% and was scheduled to mature on October 20, 2014. However, California Lyon had also agreed that, upon any repayment of any portion of the principal amount under the Term Loan (whether or not at maturity), California Lyon would also pay an exit fee equal to the difference (if positive) between (x) the interest that would have been accrued and been then payable on the repaid portion if the interest rate under the Term Loan Agreement were 15.625% and (y) the internal rate of return realized by the Lenders on such repaid portion, taking into account all cash amounts actually received by the Lenders with respect thereto, including the loan fee and interest payments, other than any make whole payments described below.

Upon any prepayment of any portion of the Term Loan prior to its scheduled maturity (other than any prepayment required in connection with a payment of all or any portion of the outstanding principal balance of any of the indentures governing the Term Loan), the Term Loan Agreement provided that California Lyon make a “make whole payment” equal to an amount, if positive, of the present value of all future payments of interest which would become due with respect to such prepaid amount from the date of prepayment thereof through and including the maturity date, discounted at a rate of 14%.

The Company was in technical default of the term loan as of December 31, 2011, due to (a) expiration of the tangible net worth covenant waiver on October 27, 2011 and (b) a cross default under the senior notes indentures. The term loan was restructured into the Amended Term Loan as described above.

Senior Subordinated Secured Notes

Prior to completing its offering of New Notes as discussed above, pursuant to the terms of the Plan, on February 25, 2012, California Lyon issued $75.0 million principal amount of 12% Senior Subordinated Secured Notes, or the Old Notes, due February 25, 2017, in exchange for the claims held by the holders of the formerly outstanding Senior Notes of California Lyon. California Lyon received no net proceeds from this issuance.

Cash interest of 8% on the outstanding principal amount of the Old Notes was due in semi-annual installments in arrears on June 15 and December 15 of each year. The remaining interest of 4% on the outstanding principal amount of the Old Notes was payable in kind semi-annually in arrears by increasing the principal amount of the Old Notes.

The Old Notes were redeemable at the option of California Lyon at any time, in whole or in part, at a redemption price equal to 100% of the principal amount redeemed, plus accrued and unpaid interest, if any.

As described above, California Lyon used a portion of the proceeds from the sale of the New Notes to refinance the Old Notes. The Old Notes were paid off as of December 31, 2012. The Company recognized a loss of $0.3 million upon the early extinguishment of the Old Notes related to an early tender premium. The loss is included in (loss) gain on extinguishment of debt in the consolidated statement of operations for the period from February 25, 2012 through December 31, 2012.

Senior Notes

On December 31, 2011, the Senior Notes had the following principal amounts outstanding (in thousands):

December 31, 2011
7 5/8% Senior Notes due December 15, 2012	$66,704
10 3/4% Senior Notes due April 1, 2013	138,912
7 1/2% Senior Notes due February 15, 2014	77,867

$283,483

7 5/8% Senior Notes

On November 22, 2004, California Lyon issued $150.0 million principal amount of the 7 5/8% Senior Notes. Of the initial $150.0 million, $66.7 million in aggregate principal amount remained outstanding as of December 31, 2011.

10 3/4% Senior Notes

On March 17, 2003, California Lyon issued $250.0 million of the 10 3/4% Senior Notes at a price of 98.493% to the public, resulting in net proceeds to the Company of approximately $246.2 million. The redemption price reflected a discount to yield 11% under the effective interest method, and the notes have been reflected net of the unamortized discount in the consolidated balance sheet. Of the initial $250.0 million, $138.9 million aggregate principal amount remained outstanding as of December 31, 2011.

10 3/4% Senior Notes Indenture Interest Payment Default

On October 31, 2011, California Lyon did not make the scheduled interest payment on the 10 3/4% Senior Notes within the 30-day grace period specified in the 10 3/ 4% Senior Notes Indenture, resulting in an event of default under the 10 3/4% Senior Notes Indenture, and a cross-default under the Term Loan Agreement. In the event that Holders of the 10 3/4% Senior Notes exercised their right to accelerate the 10 3/4% Senior Notes, a cross-default under the other prepetition indentures would have resulted. Since the Company was in negotiations with certain holders of the Senior Notes to reorganize and restructure the debt of the Company, the holders did not exercise their right to accelerate the 10 3/4% Senior Notes.

7 1/2% Senior Notes

On February 6, 2004, California Lyon issued $150.0 million principal amount of the 7 1/2% Senior Notes, resulting in net proceeds to the Company of approximately $147.6 million. Of the initial $150.0 million, $77.9 million aggregate principal amount remained outstanding as of December 31, 2011.

During the year ended December 31, 2010, the Company redeemed, in privately negotiated transactions, $37.3 million principal amount of its outstanding Senior Notes at a cost of $31.3 million, plus accrued interest. The net gain resulting from the redemptions, after giving effect to amortization of related deferred loan costs, was $5.6 million, and is included in (loss) gain on extinguishment of debt in the consolidated statement of operations for the year ended December 31, 2010.

Notes Payable

Construction Notes Payable

In September 2012, the Company entered into two construction notes payable agreements. The first agreement has total availability under the facility of $19.0 million, to be drawn for land development and construction on one of its wholly-owned projects. The loan matures in September 2015 and bears interest at the Prime Rate + 1.0%, with a rate floor of 5.0%, which was the effective interest rate as of December 31, 2012. As of December 31, 2012, the Company had borrowed $7.8 million under this facility. The loan will be repaid with proceeds from home closings of the project and is secured by the underlying project. The second agreement has total availability under the facility of $17.0 million, to be drawn for land development and construction on one of its joint venture projects, which is consolidated in accordance with ASC 810 (See Note 5 for further discussion). The loan matures in March 2015 and bears interest at Prime + 1%, with a rate floor of 5.0%, which was the effective interest rate as of December 31, 2012. As of December 31, 2012, the Company had borrowed $5.4 million under this facility. The loan will be repaid with proceeds from home closings of the project and is secured by the underlying project.

At December 31, 2011, the Company had two construction notes payable totaling $16.0 million. One of the notes totaling $9.0 million matured in January 2012, with interest at rates based on either LIBOR or prime with an interest rate floor of 6.5%. However, in conjunction with the Plan, the construction note payable was renegotiated to mature January 2013 with an option to extend for one year to December 2013. Interest on the note was paid monthly at a rate based on LIBOR or prime, with a floor of 5.5%, and the principal was repaid ratably in quarterly installments, beginning March 31, 2012 and continuing through maturity. In November 2012, the construction note was paid in full with proceeds from the New Notes.

The other construction note had a remaining balance at December 31, 2011 of $7.0 million, and was not renegotiated in conjunction with the Plan. The note had a maturity date in May 2015 and required monthly interest payments at a fixed rate of 10.0%, with quarterly principal payments of $500,000. In November 2012, the construction note was paid in full with proceeds from the New Notes. The Company recognized a loss of $0.2 million upon the early extinguishment of the note related to the unamortized debt discount. The loss is included in (loss) gain on extinguishment of debt in the consolidated statement of operations for the period from February 25, 2012 through December 31, 2012.

Land Acquisition Note Payable

In October 2011, the Company secured an acquisition note payable in conjunction with the acquisition of a parcel of land in Northern California. The acquisition price of the land was $56.0 million, and the loan was for $55.0 million. The note was scheduled to mature in October 2012, and carried an interest rate of 1.5% per month, which was paid monthly on the loan. As part of the Company’s adoption of ASC 852, the loan was valued at $56.3 million as of February 24, 2012, the confirmation date of the plan. In May 2012, the Company sold the parcel of land and repaid the note in full recognizing a gain on extinguishment of debt of $1.0 million, net of amortization expense of $0.3 million. The gain is included in (loss) gain on extinguishment of debt in the consolidated statement of operations for the period from February 25, 2012 through December 31, 2012.

Seller Financing

At December 31, 2011, the Company had $3.0 million of notes payable outstanding related to a land acquisition for which seller financing was provided. The note bore interest at 7% and matured in March 2012. In March 2012, the seller note was paid in full.

GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

The following consolidating financial information includes:

(1) Consolidating balance sheets as of December 31, 2012 and 2011; consolidating statements of operations for the period from February 25, 2012 through December 31, 2012, the period from January 1, 2012 through February 24, 2012, and the years ended December 31, 2011 and 2010; and consolidating statements of cash flows for the period from February 25, 2012 through December 31, 2012, the period from January 1, 2012 through February 24, 2012, and the years ended December 31, 2011 and 2010, of (a) William Lyon Homes, as the parent, or “Delaware Lyon”, (b) William Lyon Homes, Inc., as the subsidiary issuer, or “California Lyon”, (c) the guarantor subsidiaries, (d) the non-guarantor subsidiaries and (e) William Lyon Homes, Inc. on a consolidated basis; and

(2) Elimination entries necessary to consolidate Delaware Lyon, with William Lyon Homes, Inc. and its guarantor and non-guarantor subsidiaries.

William Lyon Homes owns 100% of all of its guarantor subsidiaries and all guarantees are full and unconditional, joint and several. As a result, in accordance with Rule 3-10 (d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for these subsidiaries as of December 31, 2012 and 2011, and for the period from February 25, 2012 through December 31, 2012, the period from January 1, 2012 through February 24, 2012, and the years ended December 31, 2011 and 2010.

CONSOLIDATING BALANCE SHEET

December 31, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$69,376	$65	$1,634	$—	$71,075
Restricted cash	—	853	—	—	—	853
Receivables	—	11,278	296	3,215	—	14,789
Real estate inventories
Owned	—	398,952	13	22,665	—	421,630
Not owned	—	39,029	—	—	—	39,029
Deferred loan costs	—	7,036	—	—	—	7,036
Goodwill	—	14,209	—	—	—	14,209
Intangibles	—	4,620	—	—	—	4,620
Other assets	—	7,437	146	323	—	7,906
Investments in subsidiaries	62,712	22,148	—	—	(84,860)	—
Intercompany receivables	—	—	207,239	18,935	(226,174)	—

Total assets	$62,712	$574,938	$207,759	$46,772	$(311,034)	$581,147

LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	$—	$17,998	$39	$698	$—	$18,735
Accrued expenses	—	41,505	213	52	—	41,770
Liabilities from inventories not owned	—	39,029	—	—	—	39,029
Notes payable	—	7,809	—	5,439	—	13,248
8 1/2% Senior Notes	—	325,000	—	—	—	325,000
Intercompany payables	—	217,146	—	9,028	(226,174)	—

Total liabilities	—	648,487	252	15,217	(226,174)	437,782

Redeemable convertible preferred stock	—	71,246	—	—	—	71,246
Equity (deficit)
William Lyon Homes stockholders’ equity (deficit)	62,712	(144,795)	207,507	22,148	(84,860)	62,712
Noncontrolling interest	—	—	—	9,407	—	9,407

Total liabilities and equity (deficit)	$62,712	$574,938	$207,759	$46,772	$(311,034)	$581,147

CONSOLIDATING BALANCE SHEET

(DEBTOR-IN-POSSESSION)

December 31, 2011 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$14,333	$47	$5,681	$—	$20,061
Restricted cash	—	852	—	—	—	852
Receivables	—	9,897	310	3,525	—	13,732
Real estate inventories
Owned	—	278,939	—	119,595	—	398,534
Not owned	—	47,408	—	—	—	47,408
Deferred loan costs, net	—	8,810	—	—	—	8,810
Other assets, net	—	6,671	159	724	—	7,554
Investments in subsidiaries	(179,516)	(85,714)	—	—	265,230	—
Intercompany receivables	—	—	203,517	12	(203,529)	—

Total assets	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

LIABILITIES AND (DEFICIT) EQUITY
Liabilities not subject to compromise
Accounts payable	$—	$1,436	$—	$—	$—	$1,436
Accrued expenses	—	2,082	—	—	—	2,082
Liabilities from inventories not owned	—	47,408	—	—	—	47,408
Notes payable	—	3,010	—	70,999	—	74,009
Senior Secured Term Loan	—	206,000	—	—	—	206,000
Intercompany payables	—	71,459	—	132,070	(203,529)	—

	—	331,395	—	203,069	(203,529)	330,935
Liabilities subject to compromise
Accounts payable	—	2,560	38	1,348	—	3,946
Accrued expenses	—	47,051	218	1,188	—	48,457
7 5/8% Senior Notes	—	66,704	—	—	—	66,704
10 3/4% Senior Notes	—	138,912	—	—	—	138,912
7 1/2% Senior Notes	—	77,867	—	—	—	77,867

	—	333,094	256	2,536	—	335,886

Total liabilities	—	664,489	256	205,605	(203,529)	666,821

(Deficit) equity
William Lyon Homes stockholders’ (deficit) equity	(179,516)	(383,293)	203,777	(85,714)	265,230	(179,516)
Noncontrolling interest	—	—	—	9,646	—	9,646

Total liabilities and (deficit) equity	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

CONSOLIDATING STATEMENT OF OPERATIONS

Period from February 25, 2012 through

December 31, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$198,108	$47,989	$102,838	$—	$348,935
Construction services	—	23,825	—	—	—	23,825
Management fees	—	534	—	—	(534)	—

	—	222,467	47,989	102,838	(534)	372,760

Operating costs
Cost of sales	—	(163,083)	(41,516)	(93,924)	534	(297,989)
Construction services	—	(21,416)	—	—	—	(21,416)
Sales and marketing	—	(10,705)	(2,617)	(606)	—	(13,928)
General and administrative	—	(25,872)	(221)	(2)	—	(26,095)
Amortization of intangible assets	—	(5,757)	—	—	—	(5,757)
Other	—	(3,027)	(2)	120	—	(2,909)

	—	(229,860)	(44,356)	(94,412)	534	(368,094)

(Loss) income from subsidiaries	(8,859)	11,681	—	—	(2,822)	—

Operating (loss) income	(8,859)	4,288	3,633	8,426	(2,822)	4,666
Loss on extinguishment of debt	—	(1,392)	—	—	—	(1,392)
Interest expense, net of amounts capitalized	—	(9,227)	—	100	—	(9,127)
Other income (expense), net	—	618	(61)	971	—	1,528

(Loss) income before reorganization items and provision for income taxes	(8,859)	(5,713)	3,572	9,497	(2,822)	(4,325)
Reorganization items, net	—	(3,073)	1	547	—	(2,525)

(Loss) income before provision for income taxes	(8,859)	(8,786)	3,573	10,044	(2,822)	(6,850)
Provision for income taxes	—	(11)	—	—	—	(11)

Net (loss) income	(8,859)	(8,797)	3,573	10,044	(2,822)	(6,861)
Less: Net income attributable to noncontrolling interest	—	—	—	(1,998)	—	(1,998)

Net (loss) income attributable to William Lyon Homes	(8,859)	(8,797)	3,573	8,046	(2,822)	(8,859)
Preferred stock dividends	(2,743)	—	—	—	—	(2,743)

Net (loss) income available to common stockholders	$(11,602)	$(8,797)	$3,573	$8,046	$(2,822)	$(11,602)

CONSOLIDATING STATEMENT OF OPERATIONS

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Home sales	$—	$10,024	$4,316	$2,347	$—	$16,687
Construction services	—	8,883	—	—	—	8,883
Management fees	—	110	—	—	(110)	—

	—	19,017	4,316	2,347	(110)	25,570

Operating costs
Cost of sales — homes	—	(8,819)	(3,820)	(2,069)	110	(14,598)
Construction services	—	(8,223)	—	—	—	(8,223)
Sales and marketing	—	(1,496)	(260)	(188)	—	(1,944)
General and administrative	—	(3,246)	(56)	—	—	(3,302)
Other	—	(16)	—	(171)	—	(187)

	—	(21,800)	(4,136)	(2,428)	110	(28,254)

Income from subsidiaries	228,383	11,536	—	—	(239,919)	—

Operating income (loss)	228,383	8,753	180	(81)	(239,919)	(2,684)
Interest expense, net of amounts capitalized	—	(2,407)	—	(100)	—	(2,507)
Other income (expense), net	—	266	(25)	(11)	—	230

Income (loss) before reorganization items and provision for income taxes	228,383	6,612	155	(192)	(239,919)	(4,961)
Reorganization items	—	221,796	(1)	11,663	—	233,458

Income before provision for income taxes	228,383	228,408	154	11,471	(239,919)	228,497
Provision for income taxes	—	—	—	—	—	—

Net income	228,383	228,408	154	11,471	(239,919)	228,497
Less: Net income attributable to noncontrolling interest	—	—	—	(114)	—	(114)

Net income attributable to William Lyon Homes	$228,383	$228,408	$154	$11,357	$(239,919)	$228,383

CONSOLIDATING STATEMENT OF OPERATIONS

(DEBTOR-IN-POSSESSION)

Year Ended December 31, 2011 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Home sales	$—	$176,992	$19,954	$10,109	$—	$207,055
Construction services	—	19,768	—	—	—	19,768
Management fees	—	468	—	—	(468)	—

	—	197,228	19,954	10,109	(468)	226,823

Operating costs
Cost of sales	—	(162,148)	(18,225)	(8,818)	468	(188,723)
Impairment loss on real estate assets	—	(70,742)	—	(57,572)	—	(128,314)
Construction services	—	(18,164)	—	—	—	(18,164)
Sales and marketing	—	(14,528)	(1,318)	(1,002)	—	(16,848)
General and administrative	—	(22,070)	(340)	(1)	—	(22,411)
Other	—	(2,979)	—	(1,004)	—	(3,983)

	—	(290,631)	(19,883)	(68,397)	468	(378,443)

Equity in income of unconsolidated joint ventures	—	3,605	—	—	—	3,605
Loss from subsidiaries	(193,330)	(59,588)	—	—	252,918	—

Operating (loss) income	(193,330)	(149,386)	71	(58,288)	252,918	(148,015)
Interest expense, net of amounts capitalized	—	(23,639)	—	(890)	—	(24,529)
Other income (expense), net	—	1,018	(131)	(49)	—	838

Loss before reorganization items and provision for income taxes	(193,330)	(172,007)	(60)	(59,227)	252,918	(171,706)
Reorganization items	—	(21,182)	—	—	—	(21,182)

Loss before provision for income taxes	(193,330)	(193,189)	(60)	(59,227)	252,918	(192,888)
Provision for income taxes	—	(10)	—	—	—	(10)

Net loss	(193,330)	(193,199)	(60)	(59,227)	252,918	(192,898)
Less: Net income attributable to noncontrolling interest	—	—	—	(432)	—	(432)

Net loss attributable to William Lyon Homes	$(193,330)	$(193,199)	$(60)	$(59,659)	$252,918	$(193,330)

CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2010 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$263,864	$16,595	$3,610	$—	$284,069
Construction services	—	10,629	—	—	—	10,629
Management fees	—	165	—	—	(165)	—

	—	274,658	16,595	3,610	(165)	294,698

Operating costs
Cost of sales	—	(228,542)	(16,167)	(1,633)	165	(246,177)
Impairment loss on real estate assets	—	(111,860)	—	—	—	(111,860)
Construction services	—	(7,805)	—	—	—	(7,805)
Sales and marketing	—	(17,953)	(1,208)	(585)	—	(19,746)
General and administrative	—	(24,795)	(313)	(21)	—	(25,129)
Other	—	(2,740)	—	—	—	(2,740)

	—	(393,695)	(17,688)	(2,239)	165	(413,457)

Equity in income of unconsolidated joint ventures	—	916	—	—	—	916
(Loss) income from subsidiaries	(136,786)	(1,053)	12	—	137,827	—

Operating (loss) income	(136,786)	(119,174)	(1,081)	1,371	137,827	(117,843)
Gain on extinguishment of debt	—	5,572	—	—	—	5,572
Interest expense, net of amounts capitalized	—	(23,653)	—	—	—	(23,653)
Other income (expense), net	—	280	(235)	12	—	57

(Loss) income before benefit from income taxes	(136,786)	(136,975)	(1,316)	1,383	137,827	(135,867)
Benefit from income taxes	—	412	—	—	—	412

Net (loss) income	(136,786)	(136,563)	(1,316)	1,383	137,827	(135,455)
Less: Net income attributable to noncontrolling interest	—	—	—	(1,331)	—	(1,331)

Net (loss) income attributable to William Lyon Homes	$(136,786)	$(136,563)	$(1,316)	$52	$137,827	$(136,786)

CONSOLIDATING STATEMENT OF CASH FLOWS

Period from February 25, 2012 through

December 31, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash (used in) provided by operating activities	$—	$(72,014)	$3,579	$118,428	$—	$49,993

Investing activities
Cash paid for acquisitions, net	—	(33,201)	—	—	—	(33,201)
Purchases of property and equipment	—	(271)	(20)	(21)	—	(312)
Investments in subsidiaries	—	(84,828)	—	—	84,828	—

Net cash used in investing activities	—	(118,300)	(20)	(21)	84,828	(33,513)

Financing activities
Proceeds from borrowings on notes payable	—	7,809	—	5,439	—	13,248
Proceeds from issurance of 8 1/2% Senior Notes	—	325,000	—	—	—	325,000
Principal payments on notes payable	—	(3,994)	—	(69,682)	—	(73,676)
Principal payments on Senior Secured Term Loan	—	(235,000)	—	—	—	(235,000)
Principal payments on Senior Subordinated Secured Notes	—	(75,916)	—	—	—	(75,916)
Proceeds from issuance of convertible preferred stock	—	14,000	—	—	—	14,000
Proceeds from issuance of common stock	—	16,000	—	—	—	16,000
Payment of deferred loan costs	—	(7,181)	—	—	—	(7,181)
Payment of preferred stock dividends	—	(1,721)	—	—	—	(1,721)
Noncontrolling interest contributions	—	—	—	15,313	—	15,313
Noncontrolling interest distributions	—	—	—	(16,004)	—	(16,004)
Advances to affiliates	—	—	3	78,817	(78,820)	—
Intercompany receivables/payables	—	144,535	(3,549)	(134,978)	(6,008)	—

Net cash provided (used in) by financing activities	—	183,532	(3,546)	(121,095)	(84,828)	(25,937)

Net (decrease) increase in cash and cash equivalents	—	(6,782)	13	(2,688)	—	(9,457)
Cash and cash equivalents at beginning of period	—	76,158	52	4,322	—	80,532

Cash and cash equivalents at end of period	$—	$69,376	$65	$1,634	$—	$71,075

CONSOLIDATING STATEMENT OF CASH FLOWS

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash (used in) provided by operating activities	$—	$(13,638)	$181	$(3,864)	$—	$(17,321)

Investing activities
Purchases of property and equipment	—	(419)	(3)	422	—	—
Investments in subsidiaries	—	183	—	—	(183)	—

Net cash (used in) provided by investing activities	—	(236)	(3)	422	(183)	—

Financing activities
Principal payments on notes payable	—	(116)	—	(500)	—	(616)
Proceeds from reorganization	—	30,971	—	—	—	30,971
Proceeds from issuance of convertible preferred stock	—	50,000	—	—	—	50,000
Proceeds from debtor in possession financing	—	5,000	—	—	—	5,000
Principal payment of debtor in possession financing	—	(5,000)	—	—	—	(5,000)
Payment of deferred loan costs	—	(2,491)	—	—	—	(2,491)
Noncontrolling interest contributions	—	—	—	1,825	—	1,825
Noncontrolling interest distributions	—	—	—	(1,897)	—	(1,897)
Advances to affiliates	—	—	—	(4)	4	—
Intercompany receivables/payables	—	(2,665)	(173)	2,659	179	—

Net cash provided by (used in) financing activities	—	75,699	(173)	2,083	183	77,792

Net increase (decrease) in cash and cash equivalents	—	61,825	5	(1,359)	—	60,471
Cash and cash equivalents at beginning of period	—	14,333	47	5,681	—	20,061

Cash and cash equivalents at end of period	$—	$76,158	$52	$4,322	$—	$80,532

CONSOLIDATING STATEMENT OF CASH FLOWS

(DEBTOR-IN-POSSESSION)

Year Ended December, 2011 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash provided by (used in) operating activities	$—	$127,757	$87	$(166,495)	$—	$(38,651)

Investing activities
Distributions from unconsolidated joint ventures	—	1,435	—	—	—	1,435
Purchases of property and equipment	—	725	(131)	(722)	—	(128)
Investments in subsidiaries	—	29,412	—	—	(29,412)	—

Net cash provided by (used in) investing activities	—	31,572	(131)	(722)	(29,412)	1,307

Financing activities
Principal payments on notes payable	—	(82,531)	—	70,999	—	(11,532)
Noncontrolling interest contributions	—	—	—	6,605	—	6,605
Noncontrolling interest distributions	—	—	—	(8,954)	—	(8,954)
Advances to affiliates	—	—	(3)	(29,341)	29,344	—
Intercompany receivables/payables	—	(131,964)	(37)	131,933	68	—

Net cash (used in) provided by financing activities	—	(214,495)	(40)	171,242	29,412	(13,881)

Net (decrease) increase in cash and cash equivalents	—	(55,166)	(84)	4,025	—	(51,225)
Cash and cash equivalents at beginning of period	—	69,499	131	1,656	—	71,286

Cash and cash equivalents at end of period	$—	$14,333	$47	$5,681	$—	$20,061

CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 30, 2010 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash provided by (used in) operating activities	$—	$27,863	$(1,245)	$(2,499)	$—	$24,119

Investing activities
Investment in and advances to unconsolidated joint ventures	—	(194)	—	—	—	(194)
Distributions from unconsolidated joint venture	—	4,183	—	—	—	4,183
Purchases of property and equipment	—	101	(165)	—	—	(64)
Investments in subsidiaries	—	(361)	12	—	349	—

Net cash provided by (used in) investing activities	—	3,729	(153)	—	349	3,925

Financing activities
Proceeds from borrowings on notes payable	—	7,087	—	—	—	7,087
Principal payments on notes payable	—	(52,797)	—	—	—	(52,797)
Net cash paid for repurchase of Senior Notes	—	(31,268)	—	—	—	(31,268)
Noncontrolling interest contributions	—	—	—	6,546	—	6,546
Noncontrolling interest distributions	—	—	—	(3,913)	—	(3,913)
Advances to affiliates	—	—	(19)	(744)	763	—
Intercompany receivables/payables	—	(362)	1,437	37	(1,112)	—

Net cash (used in) provided by financing activities	—	(77,340)	1,418	1,926	(349)	(74,345)

Net (decrease) increase in cash and cash equivalents	—	(45,748)	20	(573)	—	(46,301)
Cash and cash equivalents at beginning of period	—	115,247	111	2,229	—	117,587

Cash and cash equivalents at end of period	$—	$69,499	$131	$1,656	$—	$71,286

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments

Note 11—Fair Value of Financial Instruments

In accordance with FASB ASC Topic 820 Fair Value Measurements and Disclosure, (“ASC 820”) the Company is required to disclose the estimated fair value of financial instruments. As of December 31, 2012 and 2011, the Company used the following assumptions to estimate the fair value of each type of financial instrument for which it is practicable to estimate:

•

Notes Payable—The carrying amount is a reasonable estimate of fair value of the notes payable because the loans were entered into during the final quarter of the year and/or the outstanding balance at year end is expected to be repaid within one year;

•	8 1/2 Senior Notes—The 8 1/2 Senior Notes are traded over the counter and their fair values were based upon quotes from industry sources;

•

Senior Secured Term Loan—The face amount of the term loan as of December 31, 2011 is $206.0 million. However, the renegotiated principal amount of the loan in accordance with the joint plan of reorganization is $235.0 million. Since the joint plan of reorganization was filed on December 19, 2011, the renegotiated amount of the term loan is a reasonable fair value as of December 31, 2011; and

•	Old Senior Notes Payable—The Senior Notes were traded over the counter and their fair values were based upon quotes from industry sources, as of December 31, 2011.

The following table excludes cash and cash equivalents, restricted cash, receivables and accounts payable, which had fair values approximating their carrying amounts due to the short maturities and liquidity of these instruments. The estimated fair values of financial instruments are as follows (in thousands):

	Successor		Predecessor
	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial liabilities:
Notes payable	$13,248	$13,248	$74,009	$74,009
8 1/2% Senior Notes due 2020	$325,000	$338,000	$—	$—
Senior Secured Term Loan due 2015	$—	$—	$206,000	$235,000
7 5/8% Senior Notes due 2012	$—	$—	$66,704	$20,469
10 3/4% Senior Notes due 2013	$—	$—	$138,912	$40,614
7 1/2% Senior Notes due 2014	$—	$—	$77,867	$21,742

ASC 820 establishes a framework for measuring fair value, expands disclosures regarding fair value measurements and defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 requires the Company to maximize the use of observable market inputs, minimize the use of unobservable market inputs and disclose in the form of an outlined hierarchy the details of such fair value measurements. The Company used Level 3 to measure the fair value of its Notes Payable, and Senior Secured Term Loan, and Level 2 to measure the fair value of its 8 1/2 Senior Notes and Old Senior Notes Payable. ASC 820 specifies a hierarchy of valuation techniques based on whether the inputs to a fair value measurement are considered to be observable or unobservable in a marketplace. The three levels of the hierarchy are as follows:

•	Level 1—quoted prices for identical assets or liabilities in active markets;

•

Level 2—quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•	Level 3—valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The following table represents a reconciliation of the beginning and ending balance for the Company’s Level 3 fair value measurements:

		Senior
	Notes	Secured
	Payable	Term Loan
	(in thousands)
Fair Value at December 31, 2011 (Predecessor)	$74,009	$235,000
Change in balance related to plan of reorganization (1)	—	—
Repayments of principal (2)	(74,009)	(235,000)
Borrowings of principal (3)	13,248	—
Increase in value during the period	—	—

Fair Value at December 31, 2012 (Successor)	$13,248	$—

(1)	Change is representative of payoff of the loan for the value reported at December 31, 2011, and not the face amount of the notes that were eliminated in accordance with the joint plan of reorganization.
(2)	Represents the actual amount of principal repaid
(3)	Represents the actual amount of principal borrowed

Non-financial Instruments

The Company adopted FASB ASC Topic 820 in 2008, however, disclosure of certain non-financial portions of the statement were deferred until the 2009 reporting period. These non-financial homebuilding assets are those assets for which the Company recorded valuation adjustments during 2011 on a nonrecurring basis. See Note 7, “Real Estate Inventories” for further discussion of the valuation of real estate inventories.

The following table summarizes the fair-value measurements of its non-financial assets for the year ended December 31, 2011:

	Fair Value Hierarchy	Fair Value at Measurement Date(1)	Impairment Charges for the Year Ended December 31, 2011(1)
	(in thousands)
Land under development and homes completed and under construction(2)	Level 3	$94,751	$34,835
Inventory held for future development(3)	Level 3	$74,146	$93,479

(1)	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2011.
(2)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $129.6 million was written down to its fair value of $94.8 million, resulting in total impairments of $34.8 million for the year ended December 31, 2011.
(3)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $167.6 million was written down to its fair value of $74.1 million, resulting in total impairments of $93.5 million for the year ended December 31, 2011.

Fair values determined to be Level 3 include the use of internal assumptions, estimates and financial forecasts. Valuations of these items are therefore sensitive to the assumptions used. Fair values represent the Company’s best estimates as of the measurement date, based on conditions existing and information available at the date of issuance of the consolidated financial statements. Subsequent changes in conditions or information available may change assumptions and estimates, as outlined in more detail within “Management’s Discussion and Analysis of Financial Condition and Results of Operations.” Fair values determined using Level 3 inputs, were primarily based on the estimated future cash flows discounted for inherent risk associated with each asset. These discounted cash flows are impacted by: the risk-free rate of return; expected risk premium based on estimated land development; construction and delivery timelines; market risk from potential future price erosion; cost uncertainty due to development or construction cost increases; and other risks specific to the asset or conditions in the market in which the asset is located at the time the assessment is made.

In addition, for the year ended December 31, 2011, the Company engaged a third-party valuation advisor to assess values of market comparables on land held for future development. These factors are specific to each community and may vary among communities.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

Note 12—Related Party Transactions

For the period from January 1, 2012 through February 24, 2012, and the period from February 25, 2012 through December 31, 2012, the Company incurred reimbursable on-site labor costs of $27,000 and $276,000, respectively, and for the year ended December 31, 2011 and 2010, the Company incurred reimbursable on-site labor costs of $318,000 and $217,000, respectively, for providing customer service to real estate projects developed by entities controlled by William Lyon and William H. Lyon. At December 31, 2012 and December 31, 2011, $7,000 and $24,000, respectively, was due to the Company for reimbursable on-site labor costs, all of which was paid.

Effective April 1, 2011 upon approval by the Company’s board of directors at that time, the Company and an entity controlled by General William Lyon and William H. Lyon entered into a Human Resources and Payroll Services contract to provide that the affiliate will pay the Company a base monthly fee of $21,335 and a variable monthly fee equal to $23 multiplied by the number of active employees employed by such entity (which will initially result in a variable monthly fee of approximately $8,000). The amended contract also provides that the Company will be reimbursed by such affiliate for a pro rata share of any bonuses paid to the Company’s Human Resources staff (other than any bonus paid to the Vice President of Human Resources). The Company believes that the compensation being paid to it for the services provided to the affiliate is at a market rate of compensation, and that as a result of the fees that are paid to the Company under this contract, the overall cost to the Company of its Human Resources department will be reduced. The Company earned fees of $52,000 and $180,000, during the period from January 1, 2012 through February 24, 2012, and the period from February 25, 2012 through December 31, 2012, respectively, and fees of $362,000 and $426,000 during the year ended December 31, 2011 and 2010, respectively, related to this agreement. This contract expired on August 31, 2012 and was not renewed. Any future services provided to the affiliate will be on an as needed basis and will be paid for based on an hourly rate.

On September 3, 2009, Presley CMR, Inc., a California corporation (“Presley CMR”) and wholly owned subsidiary of California Lyon, entered into an Aircraft Purchase and Sale Agreement (“PSA”) with an affiliate of General William Lyon to sell an aircraft. The PSA provided for an aggregate purchase price for the Aircraft of $8.3 million, (which value was the appraised fair market value of the Aircraft), which consisted of: (i) cash in the amount of $2.1 million to be paid at closing and (ii) a promissory note from the affiliate in the amount of $6.2 million. The note is secured by the Aircraft. As part of the Company’s fresh start accounting, the note was adjusted to its fair value of $5.2 million. The discount on the fresh start adjustment is amortized over the remaining life of the note. The note requires semiannual interest payments to California Lyon of approximately $132,000. The note is due in September 2016.

For the period from January 1, 2012 through February 24, 2012, and the period from February 25, 2012 through December 31, 2012, the Company incurred charges of $118,000 and $668,000, respectively, and for the year ended December 31, 2011 and 2010, the Company incurred charges of $786,000 and $786,000, respectively, related to rent on its corporate office, from a trust of which William H. Lyon is the sole beneficiary. The current lease expires in March 2013 and the Company has decided to relocate its corporate office upon expiration of the lease. The Company has entered into a lease for the new location with an unrelated third party.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

Note 13—Income Taxes

On December 19, 2011, the Parent and certain of its subsidiaries filed voluntary petitions under Chapter 11 of Title 11 of the United States Code in the U.S. Bankruptcy Court for the District of Delaware. On February 25, 2012, the group of companies emerged from the Chapter 11 bankruptcy proceedings.

The following summarizes the (provision) benefit from income taxes (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Current
Interest on uncertain tax provisions	$—	$—	$—	$75
Federal	—	—	—	347
State	(11)	—	(10)	(10)

	$(11)	$—	$(10)	$412

Income taxes differ from the amounts computed by applying the applicable federal statutory rates due to the following (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Benefit (provision) for federal income taxes at the statuatory rate	$3,098	$(79,935)	$67,662	$48,019
Provision for state income taxes, net of federal income tax benefits	(7)	—	(6)	(6)
Valuation allowance	(2,195)	(14,991)	(66,265)	(47,949)
Nondeductible items-reorganization costs	(709)	94,925	(1,379)	—
Nondeductible items-other	(194)	(3)	(22)	—
Other	(4)	4	—	348

	$(11)	$—	$(10)	$412

Temporary differences giving rise to deferred income taxes consist of the following (in thousands):

	December 31,
	2012	2011
Deferred tax assets
Impairment and other reserves	$73,947	$102,216
Compensation deductible for tax purposes when paid	987	970
State income tax provisions deductible when paid for federal tax purposes	4	3
Effect of book/tax differences for joint ventures	1,002	1,563
Effect of book/tax differences for capitalized interest/general and administrative	—	891
Other	318	318
AMT credit carryover	2,698	2,698
Unused recognized built-in loss	16,349	—
Net operating loss	113,314	99,586
Valuation allowance	(200,048)	(202,322)

	8,571	5,923
Deferred tax liabilities
Effect of book/tax differences for joint ventures	(5,597)	(5,923)
Effect of book/tax differences for capitalized interest/general and administrative	(2,974)	—

	(8,571)	(5,923)

	$—	$—

At December 31, 2012, the Company had gross federal and state net operating loss carryforwards totaling approximately $243.8 million and $508.3 million, respectively. Federal net operating loss carryforwards begin to expire in 2028 and state net operating loss carryforwards begin to expire in 2013. In addition, as of December 31, 2012, the Company had unused federal and state built-in losses of $42.1 million and $27.9 million, respectively, which expire in 2017.

In connection with the Company’s emergence from the Chapter 11 bankruptcy proceedings, the Company experienced an “ownership change” as defined in Section 382 of the Internal Revenue Code, or the IRC, as of February 25, 2012. Section 382 of the IRC contains rules that limit the ability of a company that undergoes an “ownership change” to utilize its net operating loss carryforwards and certain built-in losses or deductions recognized during the five-year period after the ownership change. The Company is able to retain a portion of its U.S. federal and state net operating loss and tax credit carryforwards, or the “Tax Attributes”, in connection with the ownership change. However the IRC, Sections 382 and 383 provide an annual limitation with respect to the ability of a corporation to utilize its Tax Attributes against future U.S. taxable income in the event of a change in ownership. In the Company’s situation, the limitation under the IRC will generally be based on the value of the equity (for purposes of the applicable tax rules) on or immediately following the time of emergence. As a result, the Company’s future U.S. taxable income may not be fully offset by the Tax Attributes if such income exceeds the Company’s annual limitation, and the Company may incur a tax liability with respect to such income. In addition, subsequent changes in ownership for purposes of the IRC could further diminish the Company’s ability to utilize Tax Attributes.

In assessing the benefits of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers taxable income in carry back years, the scheduled reversal of deferred tax liabilities, tax planning strategies and projected future taxable income in making this assessment. As of December 31, 2012, due to uncertainties surrounding the realization of the cumulative federal and state deferred tax assets, the Company has a full valuation allowance against the deferred tax assets. The valuation allowance for the years ended December 31, 2012, 2011 and 2010 was $200.0 million, $202.3 million and $125.8 million, respectively.

Effective January 1, 2007, the Company adopted the provisions of FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109” (“FIN 48”) which is now codified as FASB ASC 740, Income Taxes. FASB ASC 740 prescribes a recognition threshold and a measurement criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be considered more likely than not to be sustained upon examination by taxing authorities. The Company has taken positions in certain taxing jurisdictions for which it is more likely than not that previously unrecognized tax benefits will be recognized. The Company records interest and penalties related to uncertain tax positions as a component of the provision for income taxes. At January 1, 2008, and for the years ended December 31, 2008 through December 31, 2012, the Company has no unrecognized tax benefits.

In compliance with the Company’s election to recognize interest income (expense) and penalties related to uncertain tax positions in the income tax provision, $75,000 of interest income related to the income tax refund receivable, recorded under the provisions of FASB ASC 740, is included in the benefit from income taxes for the twelve months ended December 31, 2010.

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is subject to U.S. federal income tax examination for calendar tax years ending 2009 through 2012. The Company is subject to various state income tax examinations for calendar tax years ending 2008 through 2012.

Business Combination	12 Months Ended
Dec. 31, 2012
Business Combination

Note 14—Business Combination

The Company acquired 100% of various entities which operate under the Village Homes brand (“Village Homes”) in the Denver metropolitan area, Fort Collins, and Granby, Colorado markets on December 7, 2012. The purchase price was $33.2 million in cash and the acquisition has been accounted for as a business combination in accordance with FASB ASC Topic 805, Business Combinations. Village Homes immediately began operating as a division of the Company, as its Colorado segment. The Village Homes brand was established in 1984 and has been a leading developer and builder of move-up homes, selling more than 10,000 homes in the Denver area over the past 25 years. The acquisition of Village Homes allowed the Company to expand into the Denver market, one of the largest and fastest growing housing markets in the United States, adding a fifth region while diversifying the Company’s existing portfolio. The acquisition eliminated lead-time and start-up costs of expanding into a new market, and provided a platform that can grow significantly without the need for additional general and administrative expenses.

The assets and liabilities acquired through the purchase of Village Homes were as follows (in thousands):

Real estate inventories owned	$32,923
Other assets, net	1,463
Intangibles	907
Receivables	70
Accounts payable	(1,029)
Accrued expenses	(1,133)

Cash paid for acquisitions, net	$33,201

In connection with the acquisition of Village Homes, the Company incurred acquisition related expenses of $0.2 million which are included in general and administrative expense in the consolidated statement of operations for the period from February 25, 2012 through December 31, 2012.

Since acquisition, Village Homes contributed $5.4 million in home sales revenue and $0.01 million in net income which is included in the consolidated statement of operations for the period from February 25, 2012 through December 31, 2012.

For the period from February 25, 2012 through December 31, 2012, period from January 1, 2012 through February 24, 2012, and the year ended December 31, 2011, the below unaudited pro forma information has been prepared to give effect to the Village Homes acquisition as if it occurred on January 1, 2011 (in thousands except number of shares and per share data):

	(unaudited)
	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31, 2011
Revenue	$405,635	$28,521	$261,933
Net (loss) income available to common stockholders	$(9,617)	$228,074	$(189,457)
(Loss) income per common share, basic and diluted	$(0.09)	$228,074	$(189,457)
Weighted average common shares outstanding, basic and diluted	103,037,842	1,000	1,000

The pro forma results are not necessarily indicative of the operating results that would have been obtained had the acquisitions occurred at the beginning of the periods presented, nor are they necessarily indicative of future operating results.

(Loss) Income Per Common Share	12 Months Ended
Dec. 31, 2012
(Loss) Income Per Common Share

Note 15—(Loss) Income Per Common Share

Basic and diluted (loss) income per common share for the period from February 25, 2012 through December 31, 2012, the period from January 1, 2012 through February 24, 2012 and the year ended December 31, 2011 and 2010 were calculated as follows (in thousands, except number of shares and per share amounts):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Basic weighted average number of shares outstanding	103,037,842	1,000	1,000	1,000
Effect of dilutive securities:
Preferred shares, stock options, and warrants (1)	—	N/A	N/A	N/A

Diluted average shares outstanding	103,037,842	1,000	1,000	1,000
Net (loss) income available to common stockholders	$(11,602)	$228,383	$(193,330)	$(136,786)

Basic (loss) income per common share	$(0.11)	$228,383	$(193,330)	$(136,786)
Dilutive (loss) income per common share	$(0.11)	$228,383	$(193,330)	$(136,786)
Antidilutive securities not included in the calculation of diluted (loss) income per common share (weighted average):
Preferred shares	68,002,529	N/A	N/A	N/A
Vested stock options	3,171,535	N/A	N/A	N/A
Unvested stock options	1,585,767	N/A	N/A	N/A
Warrants	15,737,294	N/A	N/A	N/A

(1)	For periods with a net loss, all potentially dilutive shares related to the preferred shares, options to acquire common stock, and warrants were excluded from the diluted loss per common share calculations because the effect of their inclusion would be antidilutive, or would decrease the reported loss per common share.

Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2012
Redeemable Convertible Preferred Stock

Note 16—Redeemable Convertible Preferred Stock

As of December 31, 2012, there were 77,005,744 shares of Convertible Preferred Stock, $0.01 par value per share, or the Convertible Preferred Stock, outstanding, of which 64,831,831 shares were issued in accordance with our plan of reorganization, in exchange for aggregate cash consideration of $50.0 million. In conjunction with the application of fresh start accounting, the fair value of the Convertible Preferred Stock was $56.4 million upon emergence.

On October 12, 2012, the Company entered into a Subscription Agreement between the Company and WLH Recovery Acquisition LLC, a Delaware limited liability company and investment vehicle managed by affiliates of Paulson & Co. Inc. (“Paulson”), pursuant to which, the Company issued to Paulson (i) 15,238,095 shares of Class A Common Stock, for $16.0 million in cash and (ii) 12,173,913 shares of the Company’s Convertible Preferred Stock, for $14.0 million in cash, for an aggregate purchase price of $30.0 million.

Our Second Amended and Restated Certificate of Incorporation (the “Charter”) authorizes the issuance of up to 80,000,000 shares of redeemable convertible preferred stock, in one or more series and with such rights, preferences, privileges and restrictions, including voting rights, redemption provisions (including sinking fund provisions), dividend rights, dividend rates, liquidation rates, liquidation preferences and conversion rights, as our board of directors may determine without further action by the holders of common stock.

Holders of our Convertible Preferred Stock are entitled to receive cumulative dividends at a rate of 6% per annum consisting of (i) cash dividends at the rate of 4% paid quarterly in arrears, and (ii) accreting dividends accruing at the rate of 2% per annum (the “Convertible Preferred Dividends”). During the period from February 25, 2012 through December 31, 2012, the company recorded preferred stock dividends of $2.7 million. During the period from February 25, 2012 through December 31, 2012, $1.7 million was paid in cash and $0.9 million of accreting dividends are included in Convertible Preferred Stock as of December 31, 2012.

In the event that the Corporation declares or pays any dividends upon any Common Stock (whether payable in cash, securities, other property or otherwise), the Corporation shall also declare and pay to the holders of the Convertible Preferred Stock at the same time that it declares and pays such dividends to the holders of such Common Stock the dividends declared and paid with respect to such Common Stock as if all of the outstanding Convertible Preferred Stock had been converted into such Common Stock immediately prior to the record date for such dividend, or if no record date is fixed, the date as of which the record holders of such Common Stock entitled to such dividends are to be determined.

Upon the occurrence of the Conversion Date (as defined in the Charter), each share of Convertible Preferred Stock will automatically convert into such number of fully paid and non-assessable shares of Class A Common Stock as is determined by dividing the Convertible Preferred Original Issue Price (as defined in the Charter) by the then applicable Convertible Preferred Conversion Price (as defined in the Charter). In connection with any such conversion, the Company will also pay (i) any accrued but unpaid Convertible Preferred Dividends on any shares of Convertible Preferred Stock being converted (including, without limitation, any accreting dividends not previously paid), which amounts will be paid in cash out of funds legally available therefore if such payment would not violate any covenants imposed by agreements entered into in good faith governing the indebtedness of the Company and its subsidiaries, or, to the extent not so permitted or so available, in shares of Class A Common Stock, based on the fair market value of such common stock at such time, and (ii) in cash, the value of any fractional share of Class A Common Stock otherwise issuable to any such Convertible Preferred Stockholder.

To the extent not previously converted to common stock, the Company will redeem all the outstanding shares of Convertible Preferred Stock on the fifteenth anniversary of the date of first issuance at a price per share payable in cash and equal to the Convertible Preferred Original Issue Price plus accrued and unpaid Convertible Preferred Dividends in respect thereof.

The Company initially recorded the redeemable convertible preferred stock at its fair value based on the option pricing model stated above in Note 3. Since the initial measurement and recording of the redeemable convertible preferred stock is greater than its redemption value, the Company would assess the probability of redemption at each reporting date. As of December 31, 2012, the preferred stock is not currently redeemable and ultimate redemption is not currently probable, since the redemption would only occur if the preferred stock is still outstanding in 15 years. In addition, the preferred stock will likely convert to common shares prior to that date. At such time that redemption was deemed probable, the Company would adjust the carrying value to its redemption value with the offsetting adjustment to additional paid in capital. Further, upon a conversion of the preferred into common shares, the carrying value of the preferred stock would be reclassified to common stock and additional paid in capital on that date. The redemption value of the redeemable convertible preferred stock as of December 31, 2012 was $64.0 million, excluding the accreted dividends of $0.9 million.

Equity	12 Months Ended
Dec. 31, 2012
Equity

Note 17—Equity

Common Stock

As of December 31, 2012, we had 120,105,557 shares of common stock outstanding. In conjunction with the Plan as discussed in Notes 2, 3 and 4, the Company issued the following shares of common stock: (i) 44,793,255 shares of Class A, $0.01 par value per share, in exchange for old senior notes claims, as described above, (ii) 31,464,548 shares of Class B, $0.01 par value per share, in exchange for aggregate consideration of $25 million, and a warrant to purchase 15,737,294 shares of Class B Common Stock, at $2.07 per share, (iii) 12,966,366 shares of Class C, $0.01 par value per share, in exchange for cash consideration of $10.0 million, and (iv) the issuance of an additional 3,144,000 shares of Class C Common Stock to Luxor Capital Group LP as a transaction fee in consideration for providing the backstop commitment of the offering of Class C shares and shares of Convertible Preferred Stock in connection with the Plan. In December 2012, an affiliate of Luxor Capital Group LP elected to convert 90,028 shares of its Class C Common Stock into 90,028 shares of Class A Common Stock.

On June 28, 2012, the Company consummated the purchase of certain real property (comprising of approximately 165 acres) in San Diego County, California; San Bernardino County, California; Maricopa County, Arizona; and Clark County, Nevada, representing seven separate residential for sale developments, comprising of over 1,000 lots. The aggregate purchase price of the property was $21.5 million. The Company paid $11.0 million cash, and issued 10,000,000 shares of Class A Common Stock, to investment vehicles managed by affiliates of Colony Capital, LLC as consideration for the property.

On October 1, 2012, the Company approved the grant of an aggregate of 3,120,000 restricted shares of Class D common stock of the Company, and an aggregate of 4,757,302 options to purchase shares of Class D common stock of the Company, of which 1,115,302 represent “five-year” options and 3,642,000 represent “ten-year” options to certain officers of California Lyon. In addition, the Company granted 256,500 shares of Restricted Stock to its non-employee directors, which were fully vested on the date of grant.

On October 12, 2012, the Company entered into a Subscription Agreement between the Company and WLH Recovery Acquisition LLC, a Delaware limited liability company and investment vehicle managed by affiliates of Paulson & Co. Inc. (“Paulson”), pursuant to which, the Company issued to Paulson (i) 15,238,095 shares of Class A Common Stock, for $16.0 million in cash and (ii) 12,173,913 shares of the Company’s Convertible Preferred Stock, for $14.0 million in cash, for an aggregate purchase price of $30.0 million.

Upon the occurrence of the Conversion Date, each share of Class C Common Stock will automatically convert into one share of Class A Common Stock, and each share of Class B Common Stock will automatically convert into one share of Class A Common Stock, if a majority of the shares of Class B Common Stock then outstanding vote in favor of such conversion. If, at any time (whether before, on or after the Conversion Date), any share of Class B Common Stock is not owned, beneficially or of record, by either General William Lyon or William H. Lyon, their sibling, spouses and lineal descendants, any entities wholly owned by one or more of the foregoing persons, or any trusts or other estate planning vehicles for the benefit of any of the foregoing, then such share of Class B Common Stock will automatically convert into one share of Class A Common Stock.

All of our outstanding shares of common stock have been validly issued and fully paid and are non-assessable. The rights of the holders of common stock will be subject to, and may be adversely affected by, the rights of the holders of preferred stock. Holders of our common stock have no preference, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of our securities.

With the exception of the dividends to be paid out to holders of our Convertible Preferred Stock, the Company does not intend to declare or pay cash dividends in the foreseeable future. Any determination to pay dividends to holders of our common stock will be at the discretion of our board of directors. The payment of cash dividends is restricted under the terms of our Amended and Restated Senior Secured Term Loan Agreement and the indenture governing the Notes.

In conjunction with the adoption of fresh start accounting, the Company allocated the fair market value of the common stock of $43.1 million as of February 24, 2012.

Warrants

The holders of Class B Common Stock hold warrants to purchase 15,737,294 shares of Class B Common Stock at an exercise price of $2.07 per share. The expiration date of the Class B Warrants is February 24, 2017. The Warrants were assigned a value of $1.0 million in conjunction with the adoption of fresh start accounting and are recorded in additional paid-in capital.

Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Stock Based Compensation

Note 18—Stock Based Compensation

In 2012, the Company adopted the William Lyon Homes 2012 Equity Incentive Plan (the “Plan”). The Plan was approved by the Board of Directors and the Company’s stockholders, and is administered by the Compensation Committee of the Board. The provisions of the Plan allow for a variety of stock-based compensation awards, including stock options, stock appreciation rights, or SARs, restricted stock awards, restricted stock unit awards, deferred stock awards, deferred stock unit awards, dividend equivalent awards, stock payment awards and performance awards and other stock-based awards, to certain executives, directors, and non-executives of California Lyon. The Company believes that such awards provide a means of compensation to attract and retain qualified employees and better align the interests of our employees with those of our stockholders. Option awards are granted with an exercise price equal to the market price at the date of grant.

Under the plan, 13,699,565 shares of the Company’s Class D common stock have been reserved for issuance. In 2012, the Company granted an aggregate of 2,499,293 restricted shares of Class D common stock of the Company, and an aggregate of 4,757,302 stock options to purchase shares of Class D common stock of the Company, of which 1,115,302 represent “five-year” options and 3,642,000 represent “ten-year” options.

The five-year options are subject to mandatory exercise upon the earlier of an initial public offering (“IPO”) of the Company, or five years, provided, that if the IPO occurs prior to the applicable vesting date of the options, such options will be exercised upon the applicable vesting date. The five-year options and ten-year options will be incentive stock options to the maximum extent permitted by law. Each of the restricted stock and option awards vests as follows: 50% of the shares and options vested on October 1, 2012, the date of grant, with the remaining 50% of the shares and options vesting in three equal installments on each of December 31, 2012, 2013 and 2014, subject to the recipient’s continued employment through the applicable vesting date and accelerated vesting as set forth in the applicable award agreement. In addition, the Company granted 256,500 shares of Restricted Stock to its non-employee directors, which were fully vested on the date of grant.

The Company uses the fair value method of accounting for stock options granted to employees which requires us to measure the cost of employee services received in exchange for the stock options, based on the grant date fair value of the award. The fair value of the awards is estimated using the Black-Scholes option-pricing model. The resulting cost is recognized on a straight line basis over the period during which an employee is required to provide service in exchange for the award, usually the vesting period.

The fair value of each employee option awarded was estimated on the grant date using the Black-Scholes option-pricing model with the following weighted-average assumptions.

	Period from February 25, 2012 through December 31,
	2012	2011	2010
Expected dividend yield	0%	N/A	N/A
Risk-free interest rate	0.55%	N/A	N/A
Expected volatility	79%	N/A	N/A
Expected life (in years)	4.73	N/A	N/A

The Black-Scholes option-pricing model requires inputs such as the risk-free interest rate, expected term and expected volatility. Further, the forfeiture rate also affects the amount of aggregate compensation. These inputs are subjective and generally require significant judgment.

The risk-free interest rate that we use is based on the United States Treasury yield in effect at the time of grant for zero coupon United States Treasury notes with maturities approximating each grant’s expected life. Given our limited history with employee grants, we use the “simplified” method in estimating the expected term for our employee grants. The “simplified” method is calculated as the average of the time-to-vesting and the contractual life of the options. Our expected volatility is derived from the historical volatilities of several unrelated public companies within the homebuilding industry, because we have no trading history on our common stock. When making the selections of our peer companies within the homebuilding industry to be used in the volatility calculation, we also considered the stage of development, size and financial leverage of potential comparable companies. We estimate our forfeiture rate based on an analysis of our actual forfeitures, of which we had none, and will continue to evaluate the appropriateness of the forfeiture rate based on actual forfeiture experience, analysis of employee turnover behavior and other factors.

Summary of Stock Option Activity

Stock option activity under the Plan at December 31, 2012 and changes during the period from February 25, 2012 through December 31, 2012 were as follows (there is no activity in prior periods as the options were granted in the fourth quarter of 2012):

	Period from February 25, 2012 through December 31, 2012
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Options outstanding at beginning of year	—	N/A	N/A	N/A
Granted (1)	4,757,302	$1.05	4.48	$—
Exercised	—	N/A	N/A	N/A
Cancelled	—	N/A	N/A	N/A
Options outstanding at end of year	4,757,302	$1.05	4.48	$—
Options vested and expected to vest	4,757,302	$1.05	4.48	$—
Options exercisable at end of year (2)	3,171,535	$1.05	4.48	$—
Price range of options exercised	N/A
Price range of options outstanding	$1.05
Total shares available for future grants at end of year	6,442,970

(1)	The weighted average grant date fair value of the stock options was $0.64.
(2)	The fair value of shares vested during the period from February 25, 2012 through December 31, 2012 was $2.0 million.

The following table summarizes information associated with stock options granted to executives, directors, and non-executives that are vested and expected to vest in future reporting periods:

	Period from February 25, 2012 through December 31, 2012
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Executives	4,467,892	$1.05
Directors	—	N/A
Non-Executives	289,410	$1.05

Total	4,757,302	$1.05	4.48	$—

The following table summarizes information associated with stock options granted to executives, directors, and non-executives that are exercisable at December 31, 2012:

	Period from February 25, 2012 through December 31, 2012
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Executives	2,978,595	$1.05
Directors	—	N/A
Non-Executives	192,940	$1.05

Total	3,171,535	$1.05	4.48	$—

Summary of Nonvested (Restricted) Shares Activity

	Period from February 25, 2012 through December 31, 2012
	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested shares at beginning of year	—	N/A
Granted	2,499,293	$1.05
Vested	1,592,965	$1.05
Cancelled	—	$1.05
Non-vested shares at end of year	906,328	$1.05

In conjunction with the issuance of the equity grants in October 2012, the Company recorded stock based compensation expense of $3.7 million which is included in general and administrative expense in the consolidated statement of operations for the period from February 25, 2012 through December 31, 2012, and expects to record approximately $1.0 million per year thereafter. There was no stock based compensation expense recognized in the years ended December 31, 2011 and 2010. As of December 31, 2012, $2.0 million of total unrecognized stock based compensation expense is expected to be recognized as an expense by the Company in the future over a weighted average period of two years. The total value of restricted stock awards which fully vested during the period from February 25, 2012 through December 31, 2012 was $1.7 million. There is no recognized tax benefit for the period from February 25, 2012 through December 31, 2012, period from January 1, 2012 through February 25, 2012 and the year ended December 31, 2011, and 2010.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies

Note 19—Commitments and Contingencies

The Company’s commitments and contingent liabilities include the usual obligations incurred by real estate developers in the normal course of business. In the opinion of management, these matters will not have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

The Company is a defendant in various lawsuits related to its normal business activities. We believe that the accruals we have recorded for probable and reasonably estimable losses with respect to these proceedings are adequate and that, as of December 31, 2012, it was not reasonably possible that an additional material loss had been incurred in an amount in excess of the estimated amounts already recognized on our consolidated financial statements. We evaluate our accruals for litigation and regulatory proceedings at least quarterly and, as appropriate, adjust them to reflect (i) the facts and circumstances known to us at the time, including information regarding negotiations, settlements, rulings and other relevant events and developments; (ii) the advice and analyses of counsel; and (iii) the assumptions and judgment of management. Similar factors and considerations are used in establishing new accruals for proceedings as to which losses have become probable and reasonably estimable at the time an evaluation is made. Based on our experience, we believe that the amounts that may be claimed or alleged against us in these proceedings are not a meaningful indicator of our potential liability. The outcome of any of these proceedings, including the defense and other litigation-related costs and expenses we may incur, however, is inherently uncertain and could differ significantly from the estimate reflected in a related accrual, if made. Therefore, it is possible that the ultimate outcome of any proceeding, if in excess of a related accrual or if no accrual had been made, could be material to our consolidated financial statements.

We have non-cancelable operating leases primarily associated with our office facilities. Rent expense under cancelable and non-cancelable operating leases totaled $2.6 million, $0.7 million, $4.4 million and $4.4 million in the period from February 25, 2012 through December 31, 2012, the period from January 1, 2012 through February 24, 2012 and the years ended December 31, 2011 and 2010, respectively, and is included in general and administrative expense in our consolidated statements of operations for the respective periods. The table below shows the future minimum payments under non-cancelable operating leases at December 31, 2012 (in thousands).

Year Ended December 31
2013	$1,349
2014	1,260
2015	618
2016	556
2017	580
Thereafter	2,654

Total	$7,017

In some jurisdictions in which the Company develops and constructs property, assessment district bonds are issued by municipalities to finance major infrastructure improvements. As a land owner benefited by these improvements, the Company is responsible for the assessments on its land. When properties are sold, the assessments are either prepaid or the buyers assume the responsibility for the related assessments. Assessment district bonds issued after May 21, 1992 are accounted for under the provisions of EITF 91-10, “Accounting for Special Assessment and Tax Increment Financing Entities” issued by the Emerging Issues Task Force of the Financial Accounting Standards Board on May 21, 1992, now codified as FASB ASC Topic 970-470, Real Estate—Debt, and recorded as liabilities in the Company’s consolidated balance sheet, if the amounts are fixed and determinable.

As of December 31, 2012, the Company had $0.9 million in deposits as collateral for outstanding irrevocable standby letters of credit to guarantee the Company’s financial obligations under certain contractual arrangements in the normal course of business. The standby letters of credit were secured by cash as reflected as restricted cash on the accompanying consolidated balance sheet. The beneficiary may draw upon these letters of credit in the event of a contractual default by the Company relating to each respective obligation. These letters of credit generally have a stated term of 12 months and have varying maturities throughout 2013, at which time the Company may be required to renew to coincide with the term of the respective arrangement.

The Company also had outstanding performance and surety bonds of $64.4 million at December 31, 2012 related principally to its obligations for site improvements at various projects. The Company does not believe that draws upon these bonds, if any, will have a material effect on the Company’s financial position, results of operations or cash flows. As of December 31, 2012, the Company had $60.9 million of project commitments relating to the construction of projects.

The Company has provided unsecured environmental indemnities to certain lenders, joint venture partners and land sellers. In each case, the Company has performed due diligence on the potential environmental risks including obtaining an independent environmental review from outside environmental consultants. These indemnities obligate the Company to reimburse the guaranteed parties for damages related to environmental matters. There is no term or damage limitation on these indemnities; however, if an environmental matter arises, the Company could have recourse against other previous owners.

See Note 10 for additional information relating to the Company’s guarantee arrangements.

In addition to the land bank agreements discussed below, the Company has entered into various purchase option agreements with third parties to acquire land. As of December 31, 2012, the Company has made non-refundable deposits of $3.8 million. The Company is under no obligation to purchase the land, but would forfeit remaining deposits if the land were not purchased. The total purchase price under the option agreements is $97.1 million as of December 31, 2012.

Land Banking Arrangements

The Company enters into purchase agreements with various land sellers. As a method of acquiring land in staged takedowns, thereby minimizing the use of funds from the Company’s available cash or other corporate financing sources and limiting the Company’s risk, the Company transfers the Company’s right in such purchase agreements to entities owned by third parties (“land banking arrangements”). These entities use equity contributions and/or incur debt to finance the acquisition and development of the land. The entities grant the Company an option to acquire lots in staged takedowns. In consideration for this option, the Company makes a non-refundable deposit of 15% to 25% of the total purchase price. The Company is under no obligation to purchase the balance of the lots, but would forfeit existing deposits and could be subject to penalties if the lots were not purchased. The Company does not have legal title to these entities or their assets and has not guaranteed their liabilities. These land banking arrangements help the Company manage the financial and market risk associated with land holdings. ASC 810 requires the consolidation of the assets, liabilities and operations of the Company’s land banking arrangements that are VIEs, of which none existed at December 31, 2012.

The Company participates in one land banking arrangement, which is not a VIE in accordance with ASC 810, but which is consolidated in accordance with FASB ASC Topic 470, Debt (“ASC 470”). Under the provisions of ASC 470, the Company has determined it is economically compelled, based on certain factors, to purchase the land in the land banking arrangement. The Company has recorded the remaining purchase price of the land of $39.0 million, which is included in real estate inventories not owned and liabilities from inventories not owned in the accompanying consolidated balance sheet as of December 31, 2012, and represents the remaining net cash to be paid on the remaining land takedowns.

In 2012, the Company made additional deposits of $2.5 million. In conjunction with the deposits, the Company reduced real estate inventories not owned and liabilities from inventories not owned in the amount of $2.5 million.

Summary information with respect to the Company’s land banking arrangements is as follows as of the periods presented (dollars in thousands):

	Successor	Predecessor
	December 31,
	2012	2011
Total number of land banking projects	1	1

Total number of lots (1)	610	625

Total purchase price	$161,465	$161,465

Balance of lots still under option and not purchased:
Number of lots	199	225

Purchase price	$39,029	$47,408

Forfeited deposits if lots are not purchased	$27,734	$25,234

(1)	Total number of lots in the land banking project was reduced by 15 as of December 31, 2012 as compared to December 31, 2011 because of a change in product mix in future projects.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events	Note 20—Subsequent Events No events have occurred subsequent to December 31, 2012, that have required recognition or disclosure in the Company’s financial statements.

Unaudited Summarized Quarterly Financial Information	12 Months Ended
Dec. 31, 2012
Unaudited Summarized Quarterly Financial Information

Note 21— Unaudited Summarized Quarterly Financial Information

Summarized unaudited quarterly financial information for the years ended December 31, 2012 and 2011 is as follows (in thousands except per share data):

	Predecessor	Successor
	Period from January 1 through February 24, 2012	Period from February 25 through March 31, 2012
			Three Months Ended
			June 30,	September 30,	December 31,
			2012	2012	2012
Sales	$16,687	$15,109	$145,051	$85,942	$102,833
Cost of sales	(14,598)	(13,063)	(131,272)	(70,795)	(82,859)

Gross profit	2,089	2,046	13,779	15,147	19,974
Other income, costs and expenses, net	226,408	(7,028)	(14,836)	(14,681)	(21,262)

Net income (loss)	228,497	(4,982)	(1,057)	466	(1,288)

Net income (loss) available to common stockholders	$228,383	$(5,351)	$(2,550)	$(1,507)	$(2,194)

Income (loss) per common share, basic and diluted	$228,383	$(0.06)	$(0.03)	$(0.01)	$(0.02)

	Predecessor
	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2011	2011	2011	2011
Sales	$36,574	$57,795	$53,703	$58,983
Cost of sales	(31,885)	(51,121)	(46,645)	(59,072)

Gross profit (loss)	4,689	6,674	7,058	(89)
Other income, costs and expenses, net	(15,866)	(17,759)	(46,758)	(130,837)

Net loss	(11,177)	(11,095)	(39,700)	(130,926)
Net loss attributable to William Lyon Homes	$(11,225)	$(11,171)	$(39,634)	$(131,300)

Loss per common share, basic and diluted	$(11,225)	$(11,171)	$(39,634)	$(131,300)

Basis Of Presentation And Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Operations

Operations

William Lyon Homes, a Delaware corporation (“Parent” and together with its subsidiaries, the “Company”), are primarily engaged in designing, constructing and selling single family detached and attached homes in California, Arizona, Nevada and Colorado (under the Village Homes brand).

Basis Of Presentation

Basis of Presentation

We applied the accounting under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 852 (“ASC 852”), “Reorganizations,” as of February 24, 2012 (see Note 3). Therefore, our consolidated balance sheet as of December 31, 2012, which is referred to as that of the “Successor”, includes adjustments resulting from the reorganization and application of ASC 852 and is not comparable to our balance sheet as of December 31, 2011, which is referred to as that of the “Predecessor”. References to the “Successor” in the consolidated financial statements and the notes thereto refer to the Company after giving effect to the reorganization and application of ASC 852. References to the “Predecessor” refer to the Company prior to the reorganization and application of ASC 852.

The preparation of the Company’s financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities as of December 31, 2012 and 2011 and revenues and expenses for the period from January 1, 2012 through February 24, 2012, period from February 25, 2012 through December 31, 2012, and years ended December 31, 2011 and 2010. Accordingly, actual results could differ from those estimates. The significant accounting policies using estimates include real estate inventories and cost of sales, impairment of real estate inventories, warranty reserves, loss contingencies, sales and profit recognition, accounting for variable interest entities, and fresh start accounting. The current economic environment increases the uncertainty inherent in these estimates and assumptions.

The consolidated financial statements include the accounts of the Company and all majority-owned and controlled subsidiaries and joint ventures, and certain joint ventures and other entities which have been determined to be variable interest entities in which the Company is considered the primary beneficiary (see Note 5). The accounting policies of the joint ventures are substantially the same as those of the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Real Estate Inventories

Real Estate Inventories

Real estate inventories are carried at cost net of impairment losses, if any. Real estate inventories consist primarily of land deposits, land and land under development, homes completed and under construction, and model homes. All direct and indirect land costs, offsite and onsite improvements and applicable interest and other carrying charges are capitalized to real estate projects during periods when the project is under development. Land, offsite costs and all other common costs are allocated to land parcels benefited based upon relative fair values before construction. Onsite construction costs and related carrying charges (principally interest and property taxes) are allocated to the individual homes within a phase based upon the relative sales value of the homes. The Company relieves its accumulated real estate inventories through cost of sales for the estimated cost of homes sold. Selling expenses and other marketing costs are expensed in the period incurred. A provision for warranty costs relating to the Company’s limited warranty plans is included in cost of sales and accrued expenses at the time the sale of a home is recorded. The Company generally reserves approximately one to one and one quarter percent of the sales price of its homes against the possibility of future charges relating to its one-year limited warranty and similar potential claims. Factors that affect the Company’s warranty liability include the number of homes under warranty, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary. Changes in the Company’s warranty liability for the period from February 25, 2012 through December 31, 2012, period from January 1, 2012 through February 24, 2012, and the year ended December 31, 2011and 2010 are as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Warranty liability, beginning of period	$14,000	$14,314	$16,341	$21,365
Warranty provision during period	2,731	187	2,380	2,574
Warranty payments during period	(3,216)	(845)	(4,699)	(8,277)
Warranty charges related to pre-existing warranties during period	802	199	292	679
Fresh start adjustment	—	145	—	—

Warranty liability, end of period	$14,317	$14,000	$14,314	$16,341

Interest incurred under the Company’s debt obligations, as more fully discussed in Note 10, is capitalized to qualifying real estate projects under development. Any additional interest charges related to real estate projects not under development are expensed in the period incurred. Interest activity for the period from February 25, 2012 through December 31, 2012, period from January 1, 2012 through February 24, 2012, and the year ended December 31, 2011and 2010 are as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Interest incurred	$30,526	$7,145	$61,464	$62,791
Less: Interest capitalized	(21,399)	(4,638)	(36,935)	(39,138)

Interest expense, net of amounts capitalized	$9,127	$2,507	$24,529	$23,653

Cash paid for interest	$26,560	$8,924	$48,018	$59,748

Construction Services

Construction Services

The Company accounts for construction management agreements using the Percentage of Completion Method in accordance with FASB ASC Topic 605 Revenue Recognition (“ASC 605”). Under ASC 605, the Company records revenues and expenses as a contracted project progresses, and based on the percentage of costs incurred to date compared to the total estimated costs of the contract.

The Company entered into construction management agreements to build, sell and market homes in certain communities. For such services, the Company will receive fees (generally 3 to 5 percent of the sales price, as defined) and may, under certain circumstances, receive additional compensation if certain financial thresholds are achieved.

Financial Instruments

Financial Instruments

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash investments, receivables, and deposits. The Company typically places its cash investments in investment grade short-term instruments. Deposits, included in other assets, are due from municipalities or utility companies and are generally collected from such entities through fees assessed to other developers. The Company is an issuer of, or subject to, financial instruments with off-balance sheet risk in the normal course of business which exposes it to credit risks. These financial instruments include letters of credit and obligations in connection with assessment district bonds. These off-balance sheet financial instruments are described in more detail in Note 19.

Cash And Cash Equivalents

Cash and Cash Equivalents

Short-term investments with a maturity of three months or less when purchased are considered cash equivalents. The Company’s cash and cash equivalents balance exceeds federally insurable limits as of December 31, 2012 and 2011. The Company monitors the cash balances in its operating accounts and adjusts the cash balances as appropriate; however, these cash balances could be negatively impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. To date, the Company has experienced no loss or lack of access to cash in its operating accounts.

Restricted Cash

Restricted Cash

Restricted cash consists of deposits made by the Company to a bank account as collateral for the use of letters of credit to guarantee the Company’s financial obligations under certain other contractual arrangements in the normal course of business.

Deferred Loan Costs	Deferred Loan Costs Deferred loan costs represent debt issuance cost and are primarily amortized to interest expense using the straight line method which approximates the effective interest method.
Goodwill

Goodwill

In accordance with the provisions of ASC 350, Intangibles, Goodwill and Other, goodwill amounts are not amortized, but rather are analyzed for impairment at the reporting segment level. Goodwill is analyzed on an annual basis, or when indicators of impairment exist. We have determined that we have five reporting segments, as discussed in Note 6, and we will perform an annual goodwill impairment analysis during the fourth quarter of each fiscal year, with the first annual testing carried out in the fourth quarter of fiscal year 2012.

Intangible Assets

Intangible Assets

Recorded intangible assets primarily relate to construction management contracts, homes in backlog, and joint venture management fee contracts recorded in conjunction with ASC 852. Such assets were valued based on expected cash flows related to home closings, and the asset is amortized on a per unit basis, as homes under the contracts close.

Income (Loss) Per Common Share

Income (loss) per common share

The Company computes income (loss) per common share in accordance with FASB ASC Topic 260, Earnings per Share, which requires income (loss) per common share for each class of stock to be calculated using the two-class method. The two-class method is an allocation of income (loss) between the holders of common stock and a company’s participating security holders.

Basic income (loss) per common share is computed by dividing income or loss available to common stockholders by the weighted average number of shares of common stock outstanding. For purposes of determining diluted income (loss) per common share, basic income (loss) per common share is further adjusted to include the effect of potential dilutive common shares outstanding.

Income Taxes

Income Taxes

Income taxes are accounted for under the provisions of Financial Accounting Standards Board ASC 740, Income Taxes, using an asset and liability approach. Deferred income taxes reflect the net effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and operating loss and tax credit carryforwards measured by applying currently enacted tax laws. A valuation allowance is provided to reduce net deferred tax assets to an amount that is more likely than not to be realized. ASC 740 prescribes a recognition threshold and a measurement criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be considered “more-likely-than-not” to be sustained upon examination by taxing authorities. The Company has taken positions in certain taxing jurisdictions for which it is more likely than not that previously unrecognized tax benefits will be recognized. In addition, the Company has elected to recognize interest and penalties related to uncertain tax positions in the income tax provision.

Impact Of Recent Accounting Pronouncements

Impact of Recent Accounting Pronouncements

In 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU represents the converged guidance of the FASB and the IASB (the Boards) on fair value measurement and results in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” Our adoption of these new provisions of ASU 2011-04 on January 1, 2012 did not have an impact on our consolidated financial statements.

In 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30. Previous guidance required an entity to test indefinite-lived intangible assets for impairment, on at least an annual basis, by comparing the fair value of the asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. An entity has the option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. For the year ended December 31, 2012, the Company did not elect to use qualitative assessment option permitted by this amendment; however, the Company anticipates using the qualitative assessment option in future periods.

Reclassifications	Reclassifications Certain balances on the financial statements and certain amounts presented in the notes have been reclassified in order to conform to current year presentation.

Basis Of Presentation And Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Changes In Warranty Liability

Changes in the Company’s warranty liability for the period from February 25, 2012 through December 31, 2012, period from January 1, 2012 through February 24, 2012, and the year ended December 31, 2011and 2010 are as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Warranty liability, beginning of period	$14,000	$14,314	$16,341	$21,365
Warranty provision during period	2,731	187	2,380	2,574
Warranty payments during period	(3,216)	(845)	(4,699)	(8,277)
Warranty charges related to pre-existing warranties during period	802	199	292	679
Fresh start adjustment	—	145	—	—

Warranty liability, end of period	$14,317	$14,000	$14,314	$16,341

Schedule Of Interest Incurred Under Company's Debt Obligations

Interest activity for the period from February 25, 2012 through December 31, 2012, period from January 1, 2012 through February 24, 2012, and the year ended December 31, 2011and 2010 are as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Interest incurred	$30,526	$7,145	$61,464	$62,791
Less: Interest capitalized	(21,399)	(4,638)	(36,935)	(39,138)

Interest expense, net of amounts capitalized	$9,127	$2,507	$24,529	$23,653

Cash paid for interest	$26,560	$8,924	$48,018	$59,748

Fresh Start Accounting And Effects Of The Plan (Tables)	12 Months Ended
Dec. 31, 2012
Fresh Start Consolidated Balance Sheet

The following fresh start consolidated balance sheet presents the implementation of the Plan and the adoption of fresh start accounting as of the Effective Date. Reorganization adjustments have been recorded within the consolidated balance sheet to reflect the effects of the Plan, including discharge of liabilities subject to compromise and the adoption of fresh start accounting in accordance with ASC 852.

CONSOLIDATED BALANCE SHEETS

(in thousands except number of shares and par value per share)

	February 24, 2012
	Predecessor	Plan of Reorganization Adjustments		Fresh Start Accounting Adjustments		Successor
ASSETS
Cash and cash equivalents	$12,787	$67,746	(a)	$—		$80,533
Restricted cash	852	—		—		852
Receivables	12,790	—		(996	)(m)	11,794
Real estate inventories
Owned	405,632	4,029	(b)	(1,198	)(n)	408,463
Not owned	46,158	—		—		46,158
Property & equipment, net	962	—		(421	)(o)	541
Deferred loan costs	8,258	(5,767	)(c)	—		2,491
Goodwill	—	—		14,209	(p)	14,209
Intangibles	—	—		9,470	(q)	9,470
Other assets	6,307	47	(d)	—		6,354

Total assets	$493,746	$66,055		$21,064		$580,865

LIABILITIES AND EQUITY (DEFICIT)
Liabilities not subject to compromise
Accounts payable	$10,000	$—		$—		$10,000
Accrued expenses	31,391	—		221	(r)	31,612
Liabilities from inventories not owned	46,158	—		—		46,158
Notes payable	78,394	(5,000	)(f)	1,100	(s)	74,494
Senior Secured Term Loan due January 31, 2015	206,000	29,000	(g)	—		235,000
Senior Subordinated Secured Notes due February 25, 2017	—	75,000	(h)	—		75,000

	371,943	99,000		1,321		472,264

Liabilities subject to compromise
Accrued expenses	15,297	(15,297	)(e)	—		—
7 5/8% Senior Notes due December 15, 2012	66,704	(66,704	)(e)	—		—
10 3/4% Senior Notes due April 1, 2013	138,964	(138,964	)(e)	—		—
7 1/2% Senior Notes due February 15, 2014	77,867	(77,867	)(e)	—		—

	298,832	(298,832)		—		—

Redeemable convertible preferred stock	—	56,386	(i)	—		56,386
Equity (deficit):
William Lyon Homes stockholders’ equity (deficit)
Common stock, Class A	—	448	(j)	—		448
Common stock, Class B	—	315	(j)	—		315
Common stock, Class C	—	161	(j)	—		161
Additional paid-in capital	48,867	(21,177	)(k)	15,501	(t)	43,191
Accumulated deficit	(235,584)	229,754	(l)	5,830	(u)	—

Total William Lyon Homes stockholder’s equity (deficit)	(186,717)	209,501		21,331		44,115
Noncontrolling interest	9,688	—		(1,588	)(v)	8,100

Total equity (deficit)	(177,029)	209,501		19,743		52,215

Total liabilities and equity (deficit)	$493,746	$66,055		$21,064		$580,865

Notes to Plan of Reorganization and Fresh Start Accounting Adjustments:

a	Reflects net cash received of $81.0 million from the issuance of new equity, reduced by the repayment of DIP financing of $5.2 million, payment of financing fees of $2.6 million and other reorganization related costs of $5.4 million.

b	Reflects contribution of land option deposit in lieu of cash for Class B Common Stock.

c	Reflects the write-off of the remaining deferred loan costs of the Old Notes net of capitalization of deferred loan costs related to the Amended Term Loan.

d	Reflects prepaid property taxes to obtain title insurance for the second lien notes. Deferred tax assets are not reflected on the balance sheet as they have been fully reserved.

e	Reflects the extinguishment of liabilities subject to compromise (“LSTC”) at emergence. LSTC was comprised of $283.5 million of Old Notes and $15.3 million of related accrued interest. The holders of the Old Notes received Class A common stock of the Successor entity.

f	Reflects repayment of amounts outstanding under the DIP Credit Agreement pursuant to the Plan.

g	Reflects the additional principal added to the Amended Term Loan, in accordance with the Plan.

h	Reflects the issuance of Senior Subordinated Secured Notes of $75.0 million, in accordance with the Plan.

i	Reflects the fair value of the Convertible Preferred Stock issued pursuant to the Plan. The fair value of the total residual equity interest of $100.5 million was determined based on the enterprise value of $485.0 million determined as of the date of the plan, less the $384.5 million fair value of Long-Term debt. Cash received for the convertible preferred was $50.0 million, however as discussed previously, the Company valued the redeemable convertible preferred stock at $56.4 million.

j	Reflects the issuance of 92.4 million total shares in new common stock at $0.01 par value and the extinguishment of 1,000 shares ($0.01 par) of Old Common Stock, in accordance with the plan (see Note 2 for allocation of shares).

k	Reflects the elimination of $48.9 million of additional paid-in capital (“APIC”) relating to Old Common Stock, offset by $27.7 million of net cash received from the issuance of the Class B and Class C shares of common stock.

l	Reflects the elimination of $235.6 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities and stockholder’s equity.

m	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.

n	Reflects adjustment of $1.2 million to real estate inventory using the discounted cash flow approach. The Company used project forecasts and an unlevered discount rate of 20% to arrive at fair value. Certain projects that are held for future development were valued on an “As-Is” Basis using market comparables.

o	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an “As Is” Basis using market comparables.

p	Goodwill represents the excess of enterprise value upon emergence over fair value of net tangible and identifiable intangible assets acquired.

q	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $4.0 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.

r	Reflects adjustments to warranty and construction defect litigation liabilities which were valued based on the estimated costs of warranty spending on homes previously closed plus an estimated margin of 9.4%, plus a reasonable margin required to transfer the liability or to fulfill the obligation.

s	Reflects adjustment of one note payable of $(0.2) million, with a book value of $6.5 million to a fair value of $6.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%. Also reflects adjustment of one note payable of $1.3 million, with a book value of $55.0 million to a fair value of $56.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%.

t	Reflects the adjustment to a combined common stock and warrants value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).

u	Reflects the elimination of a balance in accumulated deficit of $5.8 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.

v	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.

Schedule Of Reconciliation Of Enterprise Value To Reorganized Asset Value And Determination Of Goodwill

Reconciliation of enterprise value to the reorganized value of the Company’s assets and determination of goodwill (in thousands):

Total enterprise value	$485,000
Add: liabilities (excluding debt and equity)	87,765
Add: noncontrolling interest	8,100

Reorganization value of assets	580,865
Fair value of assets (excluding goodwill)	566,656

Reorganization value in excess of fair value (goodwill)	$14,209

Reorganization Items (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Reorganization Items

In accordance with authoritative accounting guidance issued by the FASB, separate disclosure is required for reorganization items, such as certain expenses, provisions for losses and other charges directly associated with or resulting from the reorganization and restructuring of the business, which have been realized or incurred during the Chapter 11 Cases. Reorganization items were comprised of the following (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012
			Year Ended December 31,
			2011	2010
Cancellation of debt	$—	$298,831	$—	$—
Plan implementation and fresh start valuation adjustments	—	(49,302)	—	—
Professional fees	(2,525)	(7,813)	(21,182)	—
Write-off of Old Notes deferred loan costs	—	(8,258)	—	—

Total reorganization items, net	$(2,525)	$233,458	$(21,182)	$—

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Financial Information Relating To Operations

Segment financial information relating to the Company’s operations was as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Operating revenue:
Southern California	$116,619	$7,759	$130,737	$206,241
Northern California	154,684	11,014	54,141	56,095
Arizona	58,714	4,316	20,074	16,595
Nevada	37,307	2,481	21,871	15,767
Colorado	5,436	—	—	—

Total operating revenue	$372,760	$25,570	$226,823	$294,698

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
(Loss) income before (provision) benefit from income taxes:
Southern California	$3,345	$(19,131)	$(26,406)	$(83,176)
Northern California	16,179	6,195	(6,307)	(41)
Arizona	2,073	9,928	(95,184)	(26,887)
Nevada	(1,146)	(1,738)	(30,500)	(21,449)
Colorado	130	—	—	—
Corporate	(27,431)	233,243	(34,491)	(4,314)

(Loss) income before (provision) benefit from income taxes	$(6,850)	$228,497	$(192,888)	$(135,867)

Pretax Inventory Impairment Charges Included In (Loss) Income Before (Provision) Benefit From Income Taxes

(Loss) income before (provision) benefit from income taxes includes the following pretax inventory impairment charges recorded in the following segments (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Southern California	$—	$—	$17,962	$70,801
Northern California	—	—	2,074	3,103
Arizona	—	—	87,607	22,409
Nevada	—	—	20,671	15,547
Colorado	—	—	—	—

Total impairment loss on real estate assets	$—	$—	$128,314	$111,860

Consists Of Write-Off Of Land Option Deposits And Pre-Acquisition Costs

	Successor	Predecessor
	December 31,
	2012	2011
Homebuilding assets:
Southern California	$195,688	$182,781
Northern California	31,293	105,298
Arizona	173,847	129,920
Nevada	51,141	42,183
Colorado	37,668	—
Corporate (1)	91,510	36,769

Total homebuilding assets	$581,147	$496,951

(1)	Comprised primarily of cash and cash equivalents, receivables, deferred loan costs, and other assets.

Real Estate Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Real Estate Inventories

Real estate inventories consist of the following (in thousands):

	Successor	Predecessor
	December 31,
	2012	2011
Real estate inventories owned:
Land deposits	$31,855	$26,939
Land and land under development	318,327	267,348
Homes completed and under construction	50,847	90,824
Model homes	20,601	13,423

Total	$421,630	$398,534

Real estate inventories not owned: (1)
Other land options contracts — land banking arrangement	$39,029	$47,408

(1)	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement, which has been consolidated. Amounts are net of deposits.

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Goodwill

Goodwill by operating segment as of December 31, 2012 and 2011 is as follows (in thousands):

	Successor	Predecessor
	December 31,
	2012	2011
Southern California	$4,885	$—
Northern California	1,916	—
Arizona	5,951	—
Nevada	1,457	—
Colorado	—	—

Total goodwill	$14,209	$—

Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Value And Accumulated Amortization Of Intangible Assets

The carrying value and accumulated amortization of intangible assets at December 31, 2012, by major intangible asset category, is as follows (in thousands):

	Successor
	December 31, 2012
	Carrying Value	Accumulated Amortization	Net Carrying Amount
Construction management contracts	$4,640	$(1,295)	$3,345
Homes in backlog	4,937	(4,169)	768
Joint venture management fee contracts	800	(293)	507

Total intangibles	$10,377	$(5,757)	$4,620

Estimated Future Amortization Expense	Estimated future amortization expense related to intangible assets is as follows (in thousands):

Total
Amortization
2013	$1,725
2014	1,244
2015	1,651

Total	$4,620

Senior Notes And Secured Indebtedness (Tables)	12 Months Ended
Dec. 31, 2012
Details Of Notes Payable And Senior Notes

Notes payable consist of the following (in thousands):

	Successor	Predecessor
	December 31,
	2012	2011
Notes payable:
Notes payable	$13,248	$74,009

Senior Notes:
8 1/2% Senior Notes due November 15, 2020	325,000	—
Senior Secured Term Loan due Janaury 31, 2015	—	206,000
7 5/8% Senior Notes due December 15, 2012	—	66,704
10 3/4% Senior Notes due April 1, 2013	—	138,912
7 1/2% Senior Notes due February 15, 2014	—	77,867

Total Senior Notes	325,000	489,483

Total notes payable and Senior Notes	$338,248	$563,492

Maturities Of Notes Payable And Senior Notes

The maturities of the Notes Payable and 8 ½ Senior Notes are as follows as of December 31, 2012 (in thousands):

Year Ended December 31,
2013	$—
2014	—
2015	13,248
2016	—
2017	—
Thereafter	325,000

$338,248

Summary Of Senior Notes Redemption Prices Percentage

On or after November 15, 2016, California Lyon may redeem all or a portion of the New Notes upon not less than 30 nor more than 60 days’ notice, at the redemption prices (expressed as percentages of the principal amount) set forth below plus accrued and unpaid interest to the applicable redemption date, if redeemed during the 12-month period beginning on November 15 of the years indicated below:

Year	Percentage
2016	104.250%
2017	102.125%
2018 and thereafter	100.000%

Principal Amounts Of Senior Notes Outstanding

On December 31, 2011, the Senior Notes had the following principal amounts outstanding (in thousands):

December 31, 2011
7 5/8% Senior Notes due December 15, 2012	$66,704
10 3/4% Senior Notes due April 1, 2013	138,912
7 1/2% Senior Notes due February 15, 2014	77,867

$283,483

Consolidating Balance Sheet

CONSOLIDATING BALANCE SHEET

December 31, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$69,376	$65	$1,634	$—	$71,075
Restricted cash	—	853	—	—	—	853
Receivables	—	11,278	296	3,215	—	14,789
Real estate inventories
Owned	—	398,952	13	22,665	—	421,630
Not owned	—	39,029	—	—	—	39,029
Deferred loan costs	—	7,036	—	—	—	7,036
Goodwill	—	14,209	—	—	—	14,209
Intangibles	—	4,620	—	—	—	4,620
Other assets	—	7,437	146	323	—	7,906
Investments in subsidiaries	62,712	22,148	—	—	(84,860)	—
Intercompany receivables	—	—	207,239	18,935	(226,174)	—

Total assets	$62,712	$574,938	$207,759	$46,772	$(311,034)	$581,147

LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	$—	$17,998	$39	$698	$—	$18,735
Accrued expenses	—	41,505	213	52	—	41,770
Liabilities from inventories not owned	—	39,029	—	—	—	39,029
Notes payable	—	7,809	—	5,439	—	13,248
8 1/2% Senior Notes	—	325,000	—	—	—	325,000
Intercompany payables	—	217,146	—	9,028	(226,174)	—

Total liabilities	—	648,487	252	15,217	(226,174)	437,782
Redeemable convertible preferred stock	—	71,246	—	—	—	71,246
Equity (deficit)
William Lyon Homes stockholders’ equity (deficit)	62,712	(144,795)	207,507	22,148	(84,860)	62,712
Noncontrolling interest	—	—	—	9,407	—	9,407

Total liabilities and equity (deficit)	$62,712	$574,938	$207,759	$46,772	$(311,034)	$581,147

CONSOLIDATING BALANCE SHEET

(DEBTOR-IN-POSSESSION)

December 31, 2011 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$14,333	$47	$5,681	$—	$20,061
Restricted cash	—	852	—	—	—	852
Receivables	—	9,897	310	3,525	—	13,732
Real estate inventories
Owned	—	278,939	—	119,595	—	398,534
Not owned	—	47,408	—	—	—	47,408
Deferred loan costs, net	—	8,810	—	—	—	8,810
Other assets, net	—	6,671	159	724	—	7,554
Investments in subsidiaries	(179,516)	(85,714)	—	—	265,230	—
Intercompany receivables	—	—	203,517	12	(203,529)	—

Total assets	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

LIABILITIES AND (DEFICIT) EQUITY
Liabilities not subject to compromise
Accounts payable	$—	$1,436	$—	$—	$—	$1,436
Accrued expenses	—	2,082	—	—	—	2,082
Liabilities from inventories not owned	—	47,408	—	—	—	47,408
Notes payable	—	3,010	—	70,999	—	74,009
Senior Secured Term Loan	—	206,000	—	—	—	206,000
Intercompany payables	—	71,459	—	132,070	(203,529)	—

	—	331,395	—	203,069	(203,529)	330,935
Liabilities subject to compromise
Accounts payable	—	2,560	38	1,348	—	3,946
Accrued expenses	—	47,051	218	1,188	—	48,457
7 5/8% Senior Notes	—	66,704	—	—	—	66,704
10 3/4% Senior Notes	—	138,912	—	—	—	138,912
7 1/2% Senior Notes	—	77,867	—	—	—	77,867

	—	333,094	256	2,536	—	335,886

Total liabilities	—	664,489	256	205,605	(203,529)	666,821

(Deficit) equity
William Lyon Homes stockholders’ (deficit) equity	(179,516)	(383,293)	203,777	(85,714)	265,230	(179,516)
Noncontrolling interest	—	—	—	9,646	—	9,646

Total liabilities and (deficit) equity	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

Consolidating Statement Of Operations

CONSOLIDATING STATEMENT OF OPERATIONS

Period from February 25, 2012 through

December 31, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$198,108	$47,989	$102,838	$—	$348,935
Construction services	—	23,825	—	—	—	23,825
Management fees	—	534	—	—	(534)	—

	—	222,467	47,989	102,838	(534)	372,760

Operating costs
Cost of sales	—	(163,083)	(41,516)	(93,924)	534	(297,989)
Construction services	—	(21,416)	—	—	—	(21,416)
Sales and marketing	—	(10,705)	(2,617)	(606)	—	(13,928)
General and administrative	—	(25,872)	(221)	(2)	—	(26,095)
Amortization of intangible assets	—	(5,757)	—	—	—	(5,757)
Other	—	(3,027)	(2)	120	—	(2,909)

	—	(229,860)	(44,356)	(94,412)	534	(368,094)

(Loss) income from subsidiaries	(8,859)	11,681	—	—	(2,822)	—

Operating (loss) income	(8,859)	4,288	3,633	8,426	(2,822)	4,666
Loss on extinguishment of debt	—	(1,392)	—	—	—	(1,392)
Interest expense, net of amounts capitalized	—	(9,227)	—	100	—	(9,127)
Other income (expense), net	—	618	(61)	971	—	1,528

(Loss) income before reorganization items and provision for income taxes	(8,859)	(5,713)	3,572	9,497	(2,822)	(4,325)
Reorganization items, net	—	(3,073)	1	547	—	(2,525)

(Loss) income before provision for income taxes	(8,859)	(8,786)	3,573	10,044	(2,822)	(6,850)
Provision for income taxes	—	(11)	—	—	—	(11)

Net (loss) income	(8,859)	(8,797)	3,573	10,044	(2,822)	(6,861)
Less: Net income attributable to noncontrolling interest	—	—	—	(1,998)	—	(1,998)

Net (loss) income attributable to William Lyon Homes	(8,859)	(8,797)	3,573	8,046	(2,822)	(8,859)
Preferred stock dividends	(2,743)	—	—	—	—	(2,743)

Net (loss) income available to common stockholders	$(11,602)	$(8,797)	$3,573	$8,046	$(2,822)	$(11,602)

CONSOLIDATING STATEMENT OF OPERATIONS

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Home sales	$—	$10,024	$4,316	$2,347	$—	$16,687
Construction services	—	8,883	—	—	—	8,883
Management fees	—	110	—	—	(110)	—

	—	19,017	4,316	2,347	(110)	25,570

Operating costs
Cost of sales — homes	—	(8,819)	(3,820)	(2,069)	110	(14,598)
Construction services	—	(8,223)	—	—	—	(8,223)
Sales and marketing	—	(1,496)	(260)	(188)	—	(1,944)
General and administrative	—	(3,246)	(56)	—	—	(3,302)
Other	—	(16)	—	(171)	—	(187)

	—	(21,800)	(4,136)	(2,428)	110	(28,254)

Income from subsidiaries	228,383	11,536	—	—	(239,919)	—

Operating income (loss)	228,383	8,753	180	(81)	(239,919)	(2,684)
Interest expense, net of amounts capitalized	—	(2,407)	—	(100)	—	(2,507)
Other income (expense), net	—	266	(25)	(11)	—	230

Income (loss) before reorganization items and provision for income taxes	228,383	6,612	155	(192)	(239,919)	(4,961)
Reorganization items	—	221,796	(1)	11,663	—	233,458

Income before provision for income taxes	228,383	228,408	154	11,471	(239,919)	228,497
Provision for income taxes	—	—	—	—	—	—

Net income	228,383	228,408	154	11,471	(239,919)	228,497
Less: Net income attributable to noncontrolling interest	—	—	—	(114)	—	(114)

Net income attributable to William Lyon Homes	$228,383	$228,408	$154	$11,357	$(239,919)	$228,383

CONSOLIDATING STATEMENT OF OPERATIONS

(DEBTOR-IN-POSSESSION)

Year Ended December 31, 2011 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Home sales	$—	$176,992	$19,954	$10,109	$—	$207,055
Construction services	—	19,768	—	—	—	19,768
Management fees	—	468	—	—	(468)	—

	—	197,228	19,954	10,109	(468)	226,823

Operating costs
Cost of sales	—	(162,148)	(18,225)	(8,818)	468	(188,723)
Impairment loss on real estate assets	—	(70,742)	—	(57,572)	—	(128,314)
Construction services	—	(18,164)	—	—	—	(18,164)
Sales and marketing	—	(14,528)	(1,318)	(1,002)	—	(16,848)
General and administrative	—	(22,070)	(340)	(1)	—	(22,411)
Other	—	(2,979)	—	(1,004)	—	(3,983)

	—	(290,631)	(19,883)	(68,397)	468	(378,443)

Equity in income of unconsolidated joint ventures	—	3,605	—	—	—	3,605
Loss from subsidiaries	(193,330)	(59,588)	—	—	252,918	—

Operating (loss) income	(193,330)	(149,386)	71	(58,288)	252,918	(148,015)
Interest expense, net of amounts capitalized	—	(23,639)	—	(890)	—	(24,529)
Other income (expense), net	—	1,018	(131)	(49)	—	838

Loss before reorganization items and provision for income taxes	(193,330)	(172,007)	(60)	(59,227)	252,918	(171,706)
Reorganization items	—	(21,182)	—	—	—	(21,182)

Loss before provision for income taxes	(193,330)	(193,189)	(60)	(59,227)	252,918	(192,888)
Provision for income taxes	—	(10)	—	—	—	(10)

Net loss	(193,330)	(193,199)	(60)	(59,227)	252,918	(192,898)
Less: Net income attributable to noncontrolling interest	—	—	—	(432)	—	(432)

Net loss attributable to William Lyon Homes	$(193,330)	$(193,199)	$(60)	$(59,659)	$252,918	$(193,330)

CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2010 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$263,864	$16,595	$3,610	$—	$284,069
Construction services	—	10,629	—	—	—	10,629
Management fees	—	165	—	—	(165)	—

	—	274,658	16,595	3,610	(165)	294,698

Operating costs
Cost of sales	—	(228,542)	(16,167)	(1,633)	165	(246,177)
Impairment loss on real estate assets	—	(111,860)	—	—	—	(111,860)
Construction services	—	(7,805)	—	—	—	(7,805)
Sales and marketing	—	(17,953)	(1,208)	(585)	—	(19,746)
General and administrative	—	(24,795)	(313)	(21)	—	(25,129)
Other	—	(2,740)	—	—	—	(2,740)

	—	(393,695)	(17,688)	(2,239)	165	(413,457)

Equity in income of unconsolidated joint ventures	—	916	—	—	—	916
(Loss) income from subsidiaries	(136,786)	(1,053)	12	—	137,827	—

Operating (loss) income	(136,786)	(119,174)	(1,081)	1,371	137,827	(117,843)
Gain on extinguishment of debt	—	5,572	—	—	—	5,572
Interest expense, net of amounts capitalized	—	(23,653)	—	—	—	(23,653)
Other income (expense), net	—	280	(235)	12	—	57

(Loss) income before benefit from income taxes	(136,786)	(136,975)	(1,316)	1,383	137,827	(135,867)
Benefit from income taxes	—	412	—	—	—	412

Net (loss) income	(136,786)	(136,563)	(1,316)	1,383	137,827	(135,455)
Less: Net income attributable to noncontrolling interest	—	—	—	(1,331)	—	(1,331)

Net (loss) income attributable to William Lyon Homes	$(136,786)	$(136,563)	$(1,316)	$52	$137,827	$(136,786)

Consolidating Statement Of Cash Flows

CONSOLIDATING STATEMENT OF CASH FLOWS

Period from February 25, 2012 through

December 31, 2012 (Successor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash (used in) provided by operating activities	$—	$(72,014)	$3,579	$118,428	$—	$49,993

Investing activities
Cash paid for acquisitions, net	—	(33,201)	—	—	—	(33,201)
Purchases of property and equipment	—	(271)	(20)	(21)	—	(312)
Investments in subsidiaries	—	(84,828)	—	—	84,828	—

Net cash used in investing activities	—	(118,300)	(20)	(21)	84,828	(33,513)

Financing activities
Proceeds from borrowings on notes payable	—	7,809	—	5,439	—	13,248
Proceeds from issurance of 8 1/2% Senior Notes	—	325,000	—	—	—	325,000
Principal payments on notes payable	—	(3,994)	—	(69,682)	—	(73,676)
Principal payments on Senior Secured Term Loan	—	(235,000)	—	—	—	(235,000)
Principal payments on Senior Subordinated Secured Notes	—	(75,916)	—	—	—	(75,916)
Proceeds from issuance of convertible preferred stock	—	14,000	—	—	—	14,000
Proceeds from issuance of common stock	—	16,000	—	—	—	16,000
Payment of deferred loan costs	—	(7,181)	—	—	—	(7,181)
Payment of preferred stock dividends	—	(1,721)	—	—	—	(1,721)
Noncontrolling interest contributions	—	—	—	15,313	—	15,313
Noncontrolling interest distributions	—	—	—	(16,004)	—	(16,004)
Advances to affiliates	—	—	3	78,817	(78,820)	—
Intercompany receivables/payables	—	144,535	(3,549)	(134,978)	(6,008)	—

Net cash provided (used in) by financing activities	—	183,532	(3,546)	(121,095)	(84,828)	(25,937)

Net (decrease) increase in cash and cash equivalents	—	(6,782)	13	(2,688)	—	(9,457)
Cash and cash equivalents at beginning of period	—	76,158	52	4,322	—	80,532

Cash and cash equivalents at end of period	$—	$69,376	$65	$1,634	$—	$71,075

CONSOLIDATING STATEMENT OF CASH FLOWS

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash (used in) provided by operating activities	$—	$(13,638)	$181	$(3,864)	$—	$(17,321)

Investing activities
Purchases of property and equipment	—	(419)	(3)	422	—	—
Investments in subsidiaries	—	183	—	—	(183)	—

Net cash (used in) provided by investing activities	—	(236)	(3)	422	(183)	—

Financing activities
Principal payments on notes payable	—	(116)	—	(500)	—	(616)
Proceeds from reorganization	—	30,971	—	—	—	30,971
Proceeds from issuance of convertible preferred stock	—	50,000	—	—	—	50,000
Proceeds from debtor in possession financing	—	5,000	—	—	—	5,000
Principal payment of debtor in possession financing	—	(5,000)	—	—	—	(5,000)
Payment of deferred loan costs	—	(2,491)	—	—	—	(2,491)
Noncontrolling interest contributions	—	—	—	1,825	—	1,825
Noncontrolling interest distributions	—	—	—	(1,897)	—	(1,897)
Advances to affiliates	—	—	—	(4)	4	—
Intercompany receivables/payables	—	(2,665)	(173)	2,659	179	—

Net cash provided by (used in) financing activities	—	75,699	(173)	2,083	183	77,792

Net increase (decrease) in cash and cash equivalents	—	61,825	5	(1,359)	—	60,471
Cash and cash equivalents at beginning of period	—	14,333	47	5,681	—	20,061

Cash and cash equivalents at end of period	$—	$76,158	$52	$4,322	$—	$80,532

CONSOLIDATING STATEMENT OF CASH FLOWS

(DEBTOR-IN-POSSESSION)

Year Ended December, 2011 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash provided by (used in) operating activities	$—	$127,757	$87	$(166,495)	$—	$(38,651)

Investing activities
Distributions from unconsolidated joint ventures	—	1,435	—	—	—	1,435
Purchases of property and equipment	—	725	(131)	(722)	—	(128)
Investments in subsidiaries	—	29,412	—	—	(29,412)	—

Net cash provided by (used in) investing activities	—	31,572	(131)	(722)	(29,412)	1,307

Financing activities
Principal payments on notes payable	—	(82,531)	—	70,999	—	(11,532)
Noncontrolling interest contributions	—	—	—	6,605	—	6,605
Noncontrolling interest distributions	—	—	—	(8,954)	—	(8,954)
Advances to affiliates	—	—	(3)	(29,341)	29,344	—
Intercompany receivables/payables	—	(131,964)	(37)	131,933	68	—

Net cash (used in) provided by financing activities	—	(214,495)	(40)	171,242	29,412	(13,881)

Net (decrease) increase in cash and cash equivalents	—	(55,166)	(84)	4,025	—	(51,225)
Cash and cash equivalents at beginning of period	—	69,499	131	1,656	—	71,286

Cash and cash equivalents at end of period	$—	$14,333	$47	$5,681	$—	$20,061

CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 30, 2010 (Predecessor)

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net cash provided by (used in) operating activities	$—	$27,863	$(1,245)	$(2,499)	$—	$24,119

Investing activities
Investment in and advances to unconsolidated joint ventures	—	(194)	—	—	—	(194)
Distributions from unconsolidated joint venture	—	4,183	—	—	—	4,183
Purchases of property and equipment	—	101	(165)	—	—	(64)
Investments in subsidiaries	—	(361)	12	—	349	—

Net cash provided by (used in) investing activities	—	3,729	(153)	—	349	3,925

Financing activities
Proceeds from borrowings on notes payable	—	7,087	—	—	—	7,087
Principal payments on notes payable	—	(52,797)	—	—	—	(52,797)
Net cash paid for repurchase of Senior Notes	—	(31,268)	—	—	—	(31,268)
Noncontrolling interest contributions	—	—	—	6,546	—	6,546
Noncontrolling interest distributions	—	—	—	(3,913)	—	(3,913)
Advances to affiliates	—	—	(19)	(744)	763	—
Intercompany receivables/payables	—	(362)	1,437	37	(1,112)	—

Net cash (used in) provided by financing activities	—	(77,340)	1,418	1,926	(349)	(74,345)

Net (decrease) increase in cash and cash equivalents	—	(45,748)	20	(573)	—	(46,301)
Cash and cash equivalents at beginning of period	—	115,247	111	2,229	—	117,587

Cash and cash equivalents at end of period	$—	$69,499	$131	$1,656	$—	$71,286

Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values Of Financial Instruments

The estimated fair values of financial instruments are as follows (in thousands):

	Successor		Predecessor
	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial liabilities:
Notes payable	$13,248	$13,248	$74,009	$74,009
8 1/2% Senior Notes due 2020	$325,000	$338,000	$—	$—
Senior Secured Term Loan due 2015	$—	$—	$206,000	$235,000
7 5/8% Senior Notes due 2012	$—	$—	$66,704	$20,469
10 3/4% Senior Notes due 2013	$—	$—	$138,912	$40,614
7 1/2% Senior Notes due 2014	$—	$—	$77,867	$21,742

Fair Value Of Debt

The following table represents a reconciliation of the beginning and ending balance for the Company’s Level 3 fair value measurements:

		Senior
	Notes	Secured
	Payable	Term Loan
	(in thousands)
Fair Value at December 31, 2011 (Predecessor)	$74,009	$235,000
Change in balance related to plan of reorganization (1)	—	—
Repayments of principal (2)	(74,009)	(235,000)
Borrowings of principal (3)	13,248	—
Increase in value during the period	—	—

Fair Value at December 31, 2012 (Successor)	$13,248	$—

(1)	Change is representative of payoff of the loan for the value reported at December 31, 2011, and not the face amount of the notes that were eliminated in accordance with the joint plan of reorganization.
(2)	Represents the actual amount of principal repaid
(3)	Represents the actual amount of principal borrowed

Summary Of Fair-Value Measurements Of Non-Financial Assets

The following table summarizes the fair-value measurements of its non-financial assets for the year ended December 31, 2011:

	Fair Value Hierarchy	Fair Value at Measurement Date(1)	Impairment Charges for the Year Ended December 31, 2011(1)
	(in thousands)
Land under development and homes completed and under construction(2)	Level 3	$94,751	$34,835
Inventory held for future development(3)	Level 3	$74,146	$93,479

(1)	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2011.
(2)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $129.6 million was written down to its fair value of $94.8 million, resulting in total impairments of $34.8 million for the year ended December 31, 2011.
(3)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $167.6 million was written down to its fair value of $74.1 million, resulting in total impairments of $93.5 million for the year ended December 31, 2011.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of (Provision) Benefit From Income Taxes

The following summarizes the (provision) benefit from income taxes (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Current
Interest on uncertain tax provisions	$—	$—	$—	$75
Federal	—	—	—	347
State	(11)	—	(10)	(10)

	$(11)	$—	$(10)	$412

Difference In Income Taxes From Amounts Computed By Applying Federal Statutory Rates Recorded

Income taxes differ from the amounts computed by applying the applicable federal statutory rates due to the following (in thousands):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Benefit (provision) for federal income taxes at the statuatory rate	$3,098	$(79,935)	$67,662	$48,019
Provision for state income taxes, net of federal income tax benefits	(7)	—	(6)	(6)
Valuation allowance	(2,195)	(14,991)	(66,265)	(47,949)
Nondeductible items-reorganization costs	(709)	94,925	(1,379)	—
Nondeductible items-other	(194)	(3)	(22)	—
Other	(4)	4	—	348

	$(11)	$—	$(10)	$412

Summary Of Temporary Differences Giving Rise To Deferred Income Taxes

Temporary differences giving rise to deferred income taxes consist of the following (in thousands):

	December 31,
	2012	2011
Deferred tax assets
Impairment and other reserves	$73,947	$102,216
Compensation deductible for tax purposes when paid	987	970
State income tax provisions deductible when paid for federal tax purposes	4	3
Effect of book/tax differences for joint ventures	1,002	1,563
Effect of book/tax differences for capitalized interest/general and administrative	—	891
Other	318	318
AMT credit carryover	2,698	2,698
Unused recognized built-in loss	16,349	—
Net operating loss	113,314	99,586
Valuation allowance	(200,048)	(202,322)

	8,571	5,923
Deferred tax liabilities
Effect of book/tax differences for joint ventures	(5,597)	(5,923)
Effect of book/tax differences for capitalized interest/general and administrative	(2,974)	—

	(8,571)	(5,923)

	$—	$—

Business Combination (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Assets And Liabilities Acquired

The assets and liabilities acquired through the purchase of Village Homes were as follows (in thousands):

Real estate inventories owned	$32,923
Other assets, net	1,463
Intangibles	907
Receivables	70
Accounts payable	(1,029)
Accrued expenses	(1,133)

Cash paid for acquisitions, net	$33,201

Schedule Of Unaudited Pro Forma Information Prepared To Give Effect To Acquisition

For the period from February 25, 2012 through December 31, 2012, period from January 1, 2012 through February 24, 2012, and the year ended December 31, 2011, the below unaudited pro forma information has been prepared to give effect to the Village Homes acquisition as if it occurred on January 1, 2011 (in thousands except number of shares and per share data):

	(unaudited)
	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31, 2011
Revenue	$405,635	$28,521	$261,933
Net (loss) income available to common stockholders	$(9,617)	$228,074	$(189,457)
(Loss) income per common share, basic and diluted	$(0.09)	$228,074	$(189,457)
Weighted average common shares outstanding, basic and diluted	103,037,842	1,000	1,000

(Loss) Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Basic And Diluted (Loss) Income Per Common Share

Basic and diluted (loss) income per common share for the period from February 25, 2012 through December 31, 2012, the period from January 1, 2012 through February 24, 2012 and the year ended December 31, 2011 and 2010 were calculated as follows (in thousands, except number of shares and per share amounts):

	Successor	Predecessor
	Period from February 25 through December 31, 2012	Period from January 1 through February 24, 2012	Year Ended December 31,
			2011	2010
Basic weighted average number of shares outstanding	103,037,842	1,000	1,000	1,000
Effect of dilutive securities:
Preferred shares, stock options, and warrants (1)	—	N/A	N/A	N/A

Diluted average shares outstanding	103,037,842	1,000	1,000	1,000
Net (loss) income available to common stockholders	$(11,602)	$228,383	$(193,330)	$(136,786)

Basic (loss) income per common share	$(0.11)	$228,383	$(193,330)	$(136,786)
Dilutive (loss) income per common share	$(0.11)	$228,383	$(193,330)	$(136,786)
Antidilutive securities not included in the calculation of diluted (loss) income per common share (weighted average):
Preferred shares	68,002,529	N/A	N/A	N/A
Vested stock options	3,171,535	N/A	N/A	N/A
Unvested stock options	1,585,767	N/A	N/A	N/A
Warrants	15,737,294	N/A	N/A	N/A

(1)	For periods with a net loss, all potentially dilutive shares related to the preferred shares, options to acquire common stock, and warrants were excluded from the diluted loss per common share calculations because the effect of their inclusion would be antidilutive, or would decrease the reported loss per common share.

Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Weighted-Average Assumptions For Fair Value Of Employee Options Granted

The fair value of each employee option awarded was estimated on the grant date using the Black-Scholes option-pricing model with the following weighted-average assumptions.

	Period from February 25, 2012 through December 31,
	2012	2011	2010
Expected dividend yield	0%	N/A	N/A
Risk-free interest rate	0.55%	N/A	N/A
Expected volatility	79%	N/A	N/A
Expected life (in years)	4.73	N/A	N/A

Schedule Of Stock Option Activity

Stock option activity under the Plan at December 31, 2012 and changes during the period from February 25, 2012 through December 31, 2012 were as follows (there is no activity in prior periods as the options were granted in the fourth quarter of 2012):

	Period from February 25, 2012 through December 31, 2012
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Options outstanding at beginning of year	—	N/A	N/A	N/A
Granted (1)	4,757,302	$1.05	4.48	$—
Exercised	—	N/A	N/A	N/A
Cancelled	—	N/A	N/A	N/A
Options outstanding at end of year	4,757,302	$1.05	4.48	$—
Options vested and expected to vest	4,757,302	$1.05	4.48	$—
Options exercisable at end of year (2)	3,171,535	$1.05	4.48	$—
Price range of options exercised	N/A
Price range of options outstanding	$1.05
Total shares available for future grants at end of year	6,442,970

(1)	The weighted average grant date fair value of the stock options was $0.64.
(2)	The fair value of shares vested during the period from February 25, 2012 through December 31, 2012 was $2.0 million.

Summary Of Stock Options Granted To Executives, Directors, And Non-Executives That Are Vested And Expected To Vest In Periods

The following table summarizes information associated with stock options granted to executives, directors, and non-executives that are vested and expected to vest in future reporting periods:

	Period from February 25, 2012 through December 31, 2012
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Executives	4,467,892	$1.05
Directors	—	N/A
Non-Executives	289,410	$1.05

Total	4,757,302	$1.05	4.48	$—

Summary Of Stock Options Granted To Executives, Directors, And Non-Executives That Are Exercisable

The following table summarizes information associated with stock options granted to executives, directors, and non-executives that are exercisable at December 31, 2012:

	Period from February 25, 2012 through December 31, 2012
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Executives	2,978,595	$1.05
Directors	—	N/A
Non-Executives	192,940	$1.05

Total	3,171,535	$1.05	4.48	$—

Summary Of Nonvested (Restricted) Shares Activity

Summary of Nonvested (Restricted) Shares Activity

	Period from February 25, 2012 through December 31, 2012
	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested shares at beginning of year	—	N/A
Granted	2,499,293	$1.05
Vested	1,592,965	$1.05
Cancelled	—	$1.05
Non-vested shares at end of year	906,328	$1.05

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Payments Under Non-Cancelable Operating Leases
The table below shows the future minimum payments under non-cancelable operating leases at December 31, 2012 (in thousands).

Year Ended December 31
2013	$1,349
2014	1,260
2015	618
2016	556
2017	580
Thereafter	2,654

Total	$7,017

Summary Of Company's Consolidated Land Banking Arrangement

Summary information with respect to the Company’s land banking arrangements is as follows as of the periods presented (dollars in thousands):

	Successor	Predecessor
	December 31,
	2012	2011
Total number of land banking projects	1	1

Total number of lots (1)	610	625

Total purchase price	$161,465	$161,465

Balance of lots still under option and not purchased:
Number of lots	199	225

Purchase price	$39,029	$47,408

Forfeited deposits if lots are not purchased	$27,734	$25,234

(1)	Total number of lots in the land banking project was reduced by 15 as of December 31, 2012 as compared to December 31, 2011 because of a change in product mix in future projects.

Unaudited Summarized Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Unaudited Quarterly Financial Information

Summarized unaudited quarterly financial information for the years ended December 31, 2012 and 2011 is as follows (in thousands except per share data):

	Predecessor	Successor
	Period from January 1 through February 24, 2012	Period from February 25 through March 31, 2012
			Three Months Ended
			June 30,	September 30,	December 31,
			2012	2012	2012
Sales	$16,687	$15,109	$145,051	$85,942	$102,833
Cost of sales	(14,598)	(13,063)	(131,272)	(70,795)	(82,859)

Gross profit	2,089	2,046	13,779	15,147	19,974
Other income, costs and expenses, net	226,408	(7,028)	(14,836)	(14,681)	(21,262)

Net income (loss)	228,497	(4,982)	(1,057)	466	(1,288)

Net income (loss) available to common stockholders	$228,383	$(5,351)	$(2,550)	$(1,507)	$(2,194)

Income (loss) per common share, basic and diluted	$228,383	$(0.06)	$(0.03)	$(0.01)	$(0.02)

	Predecessor
	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2011	2011	2011	2011
Sales	$36,574	$57,795	$53,703	$58,983
Cost of sales	(31,885)	(51,121)	(46,645)	(59,072)

Gross profit (loss)	4,689	6,674	7,058	(89)
Other income, costs and expenses, net	(15,866)	(17,759)	(46,758)	(130,837)

Net loss	(11,177)	(11,095)	(39,700)	(130,926)
Net loss attributable to William Lyon Homes	$(11,225)	$(11,171)	$(39,634)	$(131,300)

Loss per common share, basic and diluted	$(11,225)	$(11,171)	$(39,634)	$(131,300)

Basis Of Presentation And Significant Accounting Policies (Narrative) (Detail)	12 Months Ended
Dec. 31, 2012 Y
Significant Accounting Policies [Line Items]
Real estate percentage of sales price maintained	1.00%
Real estate warranty period	1
Minimum [Member]
Significant Accounting Policies [Line Items]
Percentage of service revenue	3.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Percentage of service revenue	5.00%

Basis Of Presentation And Significant Accounting Policies (Summary Of Changes In The Warranty Liability) (Detail) (USD $) In Thousands, unless otherwise specified	10 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Guarantor Obligations [Line Items]
Warranty liability, beginning of period	$ 14,000	$ 14,314	$ 16,341	$ 21,365
Warranty provision during period	2,731	187	2,380	2,574
Warranty payments during period	(3,216)	(845)	(4,699)	(8,277)
Warranty charges related to pre-existing warranties during period	802	199	292	679
Fresh start adjustment		145
Warranty liability, end of period	$ 14,317	$ 14,000	$ 14,314	$ 16,341

Basis Of Presentation And Significant Accounting Policies (Schedule Of Interest Incurred Under Company's Debt Obligations) (Detail) (USD $) In Thousands, unless otherwise specified	10 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Schedule Of Interest Expenses [Line Items]
Interest incurred	$ 30,526	$ 7,145	$ 61,464	$ 62,791
Less: Interest capitalized	(21,399)	(4,638)	(36,935)	(39,138)
Interest expense, net of amounts capitalized	9,127	2,507	24,529	23,653
Cash paid for interest	$ 26,560	$ 8,924	$ 48,018	$ 59,748

Emergence From Chapter Eleven (Detail) (USD $)	1 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Feb. 24, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class C [Member]	Dec. 31, 2012 Common Class C [Member]	Feb. 24, 2012 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	Feb. 24, 2012 Second Lien Notes
Emergence From Chapter Eleven [Line Items]
Issuance of common stock			44,793,255	44,793,255	12,966,366	12,966,366	31,464,548	31,464,548
Common stock par value per share	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Aggregate principal amount of senior secured notes	$ 283,500,000	$ 283,483,000							$ 75,000,000
Interest rate of senior note	10.00%								12.00%
Secured note maturity date									2017
Aggregate cash consideration					60,000,000	10,000,000	25,000,000	25,000,000
Issuance of warrant to purchase							15,737,294
Issuance of Convertible Preferred Stock	64,831,831
Convertible Preferred Stock issuance at par value	$ 0.01
Cash consideration of preferred stock	50,000,000
Cash consideration of common stock					$ 10,000,000
Issuance of additional common stock					3,144,000	3,144,000

Fresh Start Accounting And Effects Of Plan (Narrative) (Detail) (USD $)	1 Months Ended				1 Months Ended									12 Months Ended	1 Months Ended			1 Months Ended						1 Months Ended			1 Months Ended			1 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 24, 2012 Seller Financing [Member]	Feb. 24, 2012 Reorganization Items [Member]	Feb. 24, 2012 Reorganization Items [Member] Senior Secured Term Loan [Member]	Feb. 24, 2012 Reorganization Items [Member] Senior Subordinated Secured Notes Due 2017 [Member]	Feb. 24, 2012 Construction Management Contracts [Member]	Feb. 24, 2012 Home in Backlog [Member]	Feb. 24, 2012 Joint Venture Management Fees [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member]	Feb. 24, 2012 Convertible Preferred Stock [Member] Reorganization Items [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member] Predecessor [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member] Successor [Member]	Feb. 24, 2012 Common Stock and Warrants [Member] Reorganization Items [Member]	Feb. 24, 2012 Old Common Stock [Member]	Feb. 24, 2012 New Common Stock [Member]	Feb. 24, 2012 Retained Earnings (Accumulated Deficit) [Member] Successor [Member]	Feb. 24, 2012 Minimum [Member]	Feb. 24, 2012 Maximum [Member]	Feb. 24, 2012 Scenario One [Member]	Feb. 24, 2012 Scenario One [Member] Minimum [Member]	Feb. 24, 2012 Scenario One [Member] Maximum [Member]	Feb. 24, 2012 Scenario Two [Member]	Feb. 24, 2012 Scenario Two [Member] Minimum [Member]	Feb. 24, 2012 Scenario Two [Member] Maximum [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments [Member]		Feb. 24, 2012 Fresh Start Accounting Adjustments [Member] Book Value [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments [Member] Fair Value [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments [Member] Convertible Preferred Stock [Member]
Fresh-Start Adjustment [Line Items]
Required emergence of voting shares	50.00%
Weighted average cost of capital	16.50%
Enterprise value	$ 485,000,000																													$ 485,000,000
Total debt	384,500,000
Growth rate	3.00%
Fair value for adjustment of note payable												74,009,000	13,248,000											6,300,000	6,500,000	6,300,000	56,300,000	55,000,000	56,300,000
Note payable, book value																								6,500,000			55,000,000
Adjustment of one note payable																								(200,000)			1,300,000
Risk adjusted discount rate																								12.50%			12.50%
Debt instrument outstanding amount				2,900,000			75,000,000
Debt maturity period after plan of reorganization	6 days
Notes payable					9,000,000							74,009,000	13,248,000
Secured debt						235,000,000	75,000,000
Debt, renegotiated	384,500,000	338,248,000										563,492,000	338,248,000																	384,500,000
Residual fair value of equity	100,500,000																													100,500,000
Equity value allocation, term to liquidity event					3 years
Equity value allocation, volatility based on public company comparables					59.00%
Equity value allocation, risk-free rate based on a 3 year treasury rate					0.43%
Equity value allocation, dividend yield															6.00%
Equity value allocation, discount for lack of marketability																		38.00%
Preferred stock value													71,246,000	56,400,000	56,400,000		71,246,000													56,400,000				56,400,000
Common stock value					43,100,000																									44,100,000
Warrants value					1,000,000
Estimated fair value of intangible assets	9,500,000
Net cash received from the issuance of new equity	81,000,000
Repayment of DIP financing	5,200,000
Payment of financing fees	2,600,000
Other reorganization related costs	5,400,000
LSTC comprised of Old Notes	283,500,000		283,483,000									489,483,000	325,000,000
Related accrued interest	15,300,000
Successor's equity value												(179,516,000)	62,712,000																	100,500,000
Cash received for fair value of Convertible Preferred Stock issued	50,000,000													50,000,000																50,000,000
New common stock, shares issued	92,400,000
New common stock, par value	$ 0.01											$ 0.01
Old common stock, shares repurchased	1,000
Adjustment to additional paid-in capital																			48,900,000	27,700,000
Accumulated deficit											235,600,000																			5,830,000	[1]
Adjustment to notes receivable	1,000,000																													(996,000)	[2]
Notes receivable with a book value	6,200,000
Notes receivable with fair value	5,200,000
Percentage of discounted future interest received	10.00%
Adjustment to real estate inventory	1,200,000
Unleveled discount rate for using project forecasts	20.00%
Property & equipment, net																														(421,000)	[3]	1,000,000	600,000
Identifiable intangible assets								4,600,000	4,000,000	800,000																				9,470,000	[4]
Estimated margin on estimated costs of warranty required to transfer litigation liability																						17.00%	19.00%
Estimated margin	9.40%
Accumulated deficit																					0									5,800,000
Adjustment to minority interest	$ (8,100,000)																													$ (1,588,000)	[5]	$ 9,700,000	$ 8,100,000
Discount rate for using cash flow approach project and estimated cash distributed to minority member of entity																														17.80%

[1]	Reflects the elimination of a balance in accumulated deficit of $5.8 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
[2]	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.
[3]	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an "As Is" Basis using market comparables.
[4]	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $4.0 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
[5]	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.

Fresh Start Accounting And Effects Of Plan (Fresh Start Consolidated Balance Sheet) (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2012
ASSETS
Receivables	$ 1,000
Real estate inventories
Goodwill	14,209
Total assets	580,865
Liabilities not subject to compromise
Liabilities from inventories not owned	1,200
Liabilities	(87,765)
William Lyon Homes stockholders' equity (deficit)
Noncontrolling interest	(8,100)
Predecessor [Member]
ASSETS
Cash and cash equivalents	12,787
Restricted cash	852
Receivables	12,790
Real estate inventories
Property & equipment, net	962
Deferred loan costs	8,258
Other assets	6,307
Total assets	493,746
Liabilities not subject to compromise
Liabilities	371,943
Liabilities subject to compromise
Senior Notes	298,832
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	48,867
Accumulated deficit	(235,584)
Total William Lyon Homes stockholder's equity (deficit)	(186,717)
Noncontrolling interest	9,688
Total equity (deficit)	(177,029)
Total liabilities and equity (deficit)	493,746
Predecessor [Member] | Real Estate Inventories-Owned [Member]
Real estate inventories
Real estate inventories	405,632
Predecessor [Member] | Real Estate Inventories-Not Owned [Member]
Real estate inventories
Real estate inventories	46,158
Plan Of Reorganization Adjustments [Member]
ASSETS
Cash and cash equivalents	67,746	[1]
Real estate inventories
Deferred loan costs	(5,767)	[2]
Other assets	47	[3]
Total assets	66,055
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015	75,000	[4]
Liabilities	99,000
Liabilities subject to compromise
Senior Notes	(298,832)
Redeemable convertible preferred stock	56,386	[5]
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	(21,177)	[6]
Accumulated deficit	229,754	[7]
Total William Lyon Homes stockholder's equity (deficit)	209,501
Total equity (deficit)	209,501
Total liabilities and equity (deficit)	66,055
Plan Of Reorganization Adjustments [Member] | Real Estate Inventories-Owned [Member]
Real estate inventories
Real estate inventories	4,029	[8]
Plan Of Reorganization Adjustments [Member] | Common Class A [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	448	[9]
Plan Of Reorganization Adjustments [Member] | Common Class B [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	315	[9]
Plan Of Reorganization Adjustments [Member] | Common Class C [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	161	[9]
Fresh Start Accounting Adjustments [Member]
ASSETS
Receivables	(996)	[10]
Real estate inventories
Property & equipment, net	(421)	[11]
Goodwill	14,209	[12]
Intangibles	9,470	[13]
Total assets	21,064
Liabilities not subject to compromise
Liabilities	1,321
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	15,501	[14]
Accumulated deficit	5,830	[15]
Total William Lyon Homes stockholder's equity (deficit)	21,331
Noncontrolling interest	(1,588)	[16]
Total equity (deficit)	19,743
Total liabilities and equity (deficit)	21,064
Fresh Start Accounting Adjustments [Member] | Real Estate Inventories-Owned [Member]
Real estate inventories
Real estate inventories	(1,198)	[17]
Successor [Member]
ASSETS
Cash and cash equivalents	80,533
Restricted cash	852
Receivables	11,794
Real estate inventories
Property & equipment, net	541
Deferred loan costs	2,491
Goodwill	14,209
Intangibles	9,470
Other assets	6,354
Total assets	580,865
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015	75,000
Liabilities	472,264
Liabilities subject to compromise
Redeemable convertible preferred stock	56,386
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	43,191
Total William Lyon Homes stockholder's equity (deficit)	44,115
Noncontrolling interest	8,100
Total equity (deficit)	52,215
Total liabilities and equity (deficit)	580,865
Successor [Member] | Real Estate Inventories-Owned [Member]
Real estate inventories
Real estate inventories	408,463
Successor [Member] | Real Estate Inventories-Not Owned [Member]
Real estate inventories
Real estate inventories	46,158
Successor [Member] | Common Class A [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	448
Successor [Member] | Common Class B [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	315
Successor [Member] | Common Class C [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	161
Liabilities Not Subject To Compromise [Member] | Predecessor [Member]
Liabilities not subject to compromise
Accounts payable	10,000
Accrued expenses	31,391
Liabilities from inventories not owned	46,158
Notes payable	78,394
Liabilities subject to compromise
Accrued expenses	31,391
Liabilities Not Subject To Compromise [Member] | Predecessor [Member] | Secured Debt [Member]
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015	206,000
Liabilities Not Subject To Compromise [Member] | Plan Of Reorganization Adjustments [Member]
Liabilities not subject to compromise
Notes payable	(5,000)	[18]
Liabilities Not Subject To Compromise [Member] | Plan Of Reorganization Adjustments [Member] | Secured Debt [Member]
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015	29,000	[19]
Liabilities Not Subject To Compromise [Member] | Fresh Start Accounting Adjustments [Member]
Liabilities not subject to compromise
Accrued expenses	221	[20]
Notes payable	1,100	[21]
Liabilities subject to compromise
Accrued expenses	221	[20]
Liabilities Not Subject To Compromise [Member] | Successor [Member]
Liabilities not subject to compromise
Accounts payable	10,000
Accrued expenses	31,612
Liabilities from inventories not owned	46,158
Notes payable	74,494
Liabilities subject to compromise
Accrued expenses	31,612
Liabilities Not Subject To Compromise [Member] | Successor [Member] | Secured Debt [Member]
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015	235,000
Liabilities Subject To Compromise [Member] | Predecessor [Member]
Liabilities not subject to compromise
Accrued expenses	15,297
Liabilities subject to compromise
Accrued expenses	15,297
Liabilities Subject To Compromise [Member] | Predecessor [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member]
Liabilities subject to compromise
Senior Notes	66,704
Liabilities Subject To Compromise [Member] | Predecessor [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member]
Liabilities subject to compromise
Senior Notes	138,964
Liabilities Subject To Compromise [Member] | Predecessor [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member]
Liabilities subject to compromise
Senior Notes	77,867
Liabilities Subject To Compromise [Member] | Plan Of Reorganization Adjustments [Member]
Liabilities not subject to compromise
Accrued expenses	(15,297)	[22]
Liabilities subject to compromise
Accrued expenses	(15,297)	[22]
Liabilities Subject To Compromise [Member] | Plan Of Reorganization Adjustments [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member]
Liabilities subject to compromise
Senior Notes	(66,704)	[22]
Liabilities Subject To Compromise [Member] | Plan Of Reorganization Adjustments [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member]
Liabilities subject to compromise
Senior Notes	(138,964)	[22]
Liabilities Subject To Compromise [Member] | Plan Of Reorganization Adjustments [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member]
Liabilities subject to compromise
Senior Notes	$ (77,867)	[22]

[1]	Reflects net cash received of $81.0 million from the issuance of new equity, reduced by the repayment of DIP financing of $5.2 million, payment of financing fees of $2.6 million and other reorganization related costs of $5.4 million.
[2]	Reflects the write-off of the remaining deferred loan costs of the Old Notes net of capitalization of deferred loan costs related to the Amended Term Loan.
[3]	Reflects prepaid property taxes to obtain title insurance for the second lien notes. Deferred tax assets are not reflected on the balance sheet as they have been fully reserved.
[4]	Reflects the issuance of Senior Subordinated Secured Notes of $75.0 million, in accordance with the Plan.
[5]	Reflects the fair value of the Convertible Preferred Stock issued pursuant to the Plan. The fair value of the total residual equity interest of $100.5 million was determined based on the enterprise value of $485.0 million determined as of the date of the plan, less the $384.5 million fair value of Long-Term debt. Cash received for the convertible preferred was $50.0 million, however as discussed previously, the Company valued the redeemable convertible preferred stock at $56.4 million.
[6]	Reflects the elimination of $48.9 million of additional paid-in capital ("APIC") relating to Old Common Stock, offset by $27.7 million of net cash received from the issuance of the Class B and Class C shares of common stock.
[7]	Reflects the elimination of $235.6 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities and stockholder's equity.
[8]	Reflects contribution of land option deposit in lieu of cash for Class B Common Stock.
[9]	Reflects the issuance of 92.4 million total shares in new common stock at $0.01 par value and the extinguishment of 1,000 shares ($0.01 par) of Old Common Stock, in accordance with the plan (see Note 2 for allocation of shares).
[10]	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.
[11]	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an "As Is" Basis using market comparables.
[12]	Goodwill represents the excess of enterprise value upon emergence over fair value of net tangible and identifiable intangible assets acquired.
[13]	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $4.0 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
[14]	Reflects the adjustment to a combined common stock and warrants value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
[15]	Reflects the elimination of a balance in accumulated deficit of $5.8 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
[16]	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.
[17]	Reflects adjustment of $1.2 million to real estate inventory using the discounted cash flow approach. The Company used project forecasts and an unlevered discount rate of 20% to arrive at fair value. Certain projects that are held for future development were valued on an "As-Is" Basis using market comparables
[18]	Reflects repayment of amounts outstanding under the DIP Credit Agreement pursuant to the Plan.
[19]	Reflects the additional principal added to the Amended Term Loan, in accordance with the Plan.
[20]	Reflects adjustments to warranty and construction defect litigation liabilities which were valued based on the estimated costs of warranty spending on homes previously closed plus an estimated margin of 9.4%, plus a reasonable margin required to transfer the liability or to fulfill the obligation.
[21]	Reflects adjustment of one note payable of $(0.2) million, with a book value of $6.5 million to a fair value of $6.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%. Also reflects adjustment of one note payable of $1.3 million, with a book value of $55.0 million to a fair value of $56.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%.
[22]	Reflects the extinguishment of liabilities subject to compromise ("LSTC") at emergence. LSTC was comprised of $283.5 million of Old Notes and $15.3 million of related accrued interest. The holders of the Old Notes received Class A common stock of the Successor entity.

Fresh Start Accounting And Effects Of Plan (Schedule Of Reconciliation Of Enterprise Value To Reorganized Asset Value And Determination Of Goodwill) (Detail) (USD $)	1 Months Ended
Feb. 24, 2012
Reorganization Items [Line Items]
Total enterprise value	$ 485,000,000
Add: liabilities (excluding debt and equity)	87,765,000
Add: noncontrolling interest	8,100,000
Reorganization value of assets	580,865,000
Fair value of assets (excluding goodwill)	566,656,000
Reorganization value in excess of fair value (goodwill)	$ 14,209,000

Reorganization Items (Summary Of Reorganization Items) (Detail) (USD $) In Thousands, unless otherwise specified	10 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Reorganization [Line Items]
Cancellation of debt		$ 298,831
Plan implementation and fresh start valuation adjustments		(49,302)
Professional fees	(2,525)	(7,813)	(21,182)
Write-off of Old Notes deferred loan costs		(8,258)
Total reorganization items, net	$ (2,525)	$ 233,458	$ (21,182)

Variable Interest Entities And Noncontrolling Interests (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Noncontrolling Interest [Line Items]
Percentage of profits and cash flows receivable from the joint ventures after partners' priority returns and return of partners' capital	50.00%
Consolidated variable interest entities, assets	$ 24.7	$ 14
Consolidated variable interest entities, liabilities	6.4	1.3
Valuation adjustment to the noncontrolling interest	1.6
Cash [Member]
Noncontrolling Interest [Line Items]
Consolidated variable interest entities, assets	1.1	2.1
Real Estate Inventory [Member]
Noncontrolling Interest [Line Items]
Consolidated variable interest entities, assets	$ 20.4	$ 8.7

Segment Information (Segment Financial Information Relating To Operations) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended							10 Months Ended							2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended
	Mar. 31, 2012	Feb. 24, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Southern California [Member]	Dec. 31, 2012 Successor [Member] Northern California [Member]	Dec. 31, 2012 Successor [Member] Arizona [Member]	Dec. 31, 2012 Successor [Member] Nevada [Member]	Dec. 31, 2012 Successor [Member] Colorado [Member]	Dec. 31, 2012 Successor [Member] Corporate [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Feb. 24, 2012 Predecessor [Member] Southern California [Member]	Dec. 31, 2011 Predecessor [Member] Southern California [Member]	Dec. 31, 2010 Predecessor [Member] Southern California [Member]	Feb. 24, 2012 Predecessor [Member] Northern California [Member]	Dec. 31, 2011 Predecessor [Member] Northern California [Member]	Dec. 31, 2010 Predecessor [Member] Northern California [Member]	Feb. 24, 2012 Predecessor [Member] Arizona [Member]	Dec. 31, 2011 Predecessor [Member] Arizona [Member]	Dec. 31, 2010 Predecessor [Member] Arizona [Member]	Feb. 24, 2012 Predecessor [Member] Nevada [Member]	Dec. 31, 2011 Predecessor [Member] Nevada [Member]	Dec. 31, 2010 Predecessor [Member] Nevada [Member]	Feb. 24, 2012 Predecessor [Member] Corporate [Member]	Dec. 31, 2011 Predecessor [Member] Corporate [Member]	Dec. 31, 2010 Predecessor [Member] Corporate [Member]
Segment Reporting Information [Line Items]
Operating revenue	$ 15,109	$ 16,687	$ 102,833	$ 85,942	$ 145,051	$ 58,983	$ 53,703	$ 57,795	$ 36,574	$ 372,760	$ 116,619	$ 154,684	$ 58,714	$ 37,307	$ 5,436		$ 25,570	$ 226,823	$ 294,698	$ 7,759	$ 130,737	$ 206,241	$ 11,014	$ 54,141	$ 56,095	$ 4,316	$ 20,074	$ 16,595	$ 2,481	$ 21,871	$ 15,767
(Loss) income before provision for income taxes:
(Loss) income before provision for income taxes										$ (6,850)	$ 3,345	$ 16,179	$ 2,073	$ (1,146)	$ 130	$ (27,431)	$ 228,497	$ (192,888)	$ (135,867)	$ (19,131)	$ (26,406)	$ (83,176)	$ 6,195	$ (6,307)	$ (41)	$ 9,928	$ (95,184)	$ (26,887)	$ (1,738)	$ (30,500)	$ (21,449)	$ 233,243	$ (34,491)	$ (4,314)

Segment Information (Pretax Inventory Impairment Charges Included In (Loss) Income Before (Provision) Benefit From Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	10 Months Ended						2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Southern California [Member]	Dec. 31, 2012 Successor [Member] Northern California [Member]	Dec. 31, 2012 Successor [Member] Arizona [Member]	Dec. 31, 2012 Successor [Member] Nevada [Member]	Dec. 31, 2012 Successor [Member] Colorado [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Feb. 24, 2012 Predecessor [Member] Southern California [Member]	Dec. 31, 2011 Predecessor [Member] Southern California [Member]	Dec. 31, 2010 Predecessor [Member] Southern California [Member]	Feb. 24, 2012 Predecessor [Member] Northern California [Member]	Dec. 31, 2011 Predecessor [Member] Northern California [Member]	Dec. 31, 2010 Predecessor [Member] Northern California [Member]	Feb. 24, 2012 Predecessor [Member] Arizona [Member]	Dec. 31, 2011 Predecessor [Member] Arizona [Member]	Dec. 31, 2010 Predecessor [Member] Arizona [Member]	Feb. 24, 2012 Predecessor [Member] Nevada [Member]	Dec. 31, 2011 Predecessor [Member] Nevada [Member]	Dec. 31, 2010 Predecessor [Member] Nevada [Member]	Feb. 24, 2012 Predecessor [Member] Colorado [Member]	Dec. 31, 2011 Predecessor [Member] Colorado [Member]	Dec. 31, 2010 Predecessor [Member] Colorado [Member]
Segment Reporting Information [Line Items]
Total impairment loss on real estate assets								$ 128,314	$ 111,860		$ 17,962	$ 70,801		$ 2,074	$ 3,103		$ 87,607	$ 22,409		$ 20,671	$ 15,547

Segment Information (Consists Of Write-Off Of Land Option Deposits And Pre-Acquisition Costs) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Southern California [Member]	Dec. 31, 2012 Successor [Member] Northern California [Member]	Dec. 31, 2012 Successor [Member] Arizona [Member]	Dec. 31, 2012 Successor [Member] Nevada [Member]	Dec. 31, 2012 Successor [Member] Colorado [Member]	Dec. 31, 2012 Successor [Member] Corporate [Member]		Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Southern California [Member]	Dec. 31, 2011 Predecessor [Member] Northern California [Member]	Dec. 31, 2011 Predecessor [Member] Arizona [Member]	Dec. 31, 2011 Predecessor [Member] Nevada [Member]	Dec. 31, 2011 Predecessor [Member] Corporate [Member]
Homebuilding assets:
Homebuilding assets	$ 581,147	$ 195,688	$ 31,293	$ 173,847	$ 51,141	$ 37,668	$ 91,510	[1]	$ 496,951	$ 182,781	$ 105,298	$ 129,920	$ 42,183	$ 36,769	[1]

[1]	Comprised primarily of cash and cash equivalents, receivables, deferred loan costs, and other assets.

Real Estate Inventories (Summary Of Real Estate Inventories) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Successor [Member]		Dec. 31, 2011 Predecessor [Member]
Real estate inventories owned:
Land deposits	$ 31,855		$ 26,939
Land and land under development	318,327		267,348
Homes completed and under construction	50,847		90,824
Model homes	20,601		13,423
Total	421,630		398,534
Real estate inventories not owned:
Other land options contracts - land banking arrangement	$ 39,029	[1]	$ 47,408	[1]

[1]	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement, which has been consolidated. Amounts are net of deposits.

Real Estate Inventories (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impairment loss on real estate assets
Impairment loss on real estate assets		$ 128.3

Goodwill (Narrative) (Detail) (USD $)	Dec. 31, 2012	Feb. 24, 2012
Goodwill [Line Items]
Goodwill	$ 14,200,000
Goodwill in connection with fresh start accounting		$ 14,209,000

Goodwill (Schedule Of Goodwill) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Southern California [Member]	Dec. 31, 2012 Successor [Member] Northern California [Member]	Dec. 31, 2012 Successor [Member] Arizona [Member]	Dec. 31, 2012 Successor [Member] Nevada [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Southern California [Member]	Dec. 31, 2011 Predecessor [Member] Northern California [Member]	Dec. 31, 2011 Predecessor [Member] Arizona [Member]	Dec. 31, 2011 Predecessor [Member] Nevada [Member]	Dec. 31, 2011 Predecessor [Member] Colorado [Member]
Goodwill [Line Items]
Goodwill	$ 14,200	$ 14,209	$ 4,885	$ 1,916	$ 5,951	$ 1,457

Intangibles (Carrying Value And Accumulated Amortization Of Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Intangible Assets Disclosure [Line Items]
Net Carrying Amount	$ 4,620
Successor [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value	10,377
Accumulated Amortization	(5,757)
Net Carrying Amount	4,620
Successor [Member] | Construction Management Contracts [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value	4,640
Accumulated Amortization	(1,295)
Net Carrying Amount	3,345
Successor [Member] | Homes In Backlog [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value	4,937
Accumulated Amortization	(4,169)
Net Carrying Amount	768
Successor [Member] | Joint Venture Management Fee Contracts [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value	800
Accumulated Amortization	(293)
Net Carrying Amount	$ 507

Intangibles (Narrative) (Detail) (USD $)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 07, 2012 Village Homes [Member]
Intangible Assets [Line Items]
Amortization expense related to intangible assets		$ 5,800,000
Estimated fair value of intangible assets	$ 9,500,000			$ 900,000
Weighted average remaining useful life of intangible assets			24 months

Intangibles (Estimated Future Amortization Expense) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated Amortization Expense [Line Items]
2013	$ 1,725
2014	1,244
2015	1,651
Net Carrying Amount	$ 4,620

Senior Notes And Secured Indebtedness (Details Of Notes Payable And Senior Notes) (Detail) (USD $)	Dec. 31, 2012	Feb. 24, 2012	Dec. 31, 2011
Senior Notes:
Total Senior Notes		$ 283,500,000	$ 283,483,000
Total notes payable and Senior Notes	338,248,000	384,500,000
Senior Secured Term Loan [Member]
Senior Notes:
Senior Secured Debt	235,000,000		206,000,000
7 5/8% Senior Notes Due December 15, 2012 [Member]
Senior Notes:
Total Senior Notes			66,704,000
10 3/4% Senior Notes Due April 1, 2013 [Member]
Senior Notes:
Total Senior Notes			138,912,000
7 1/2% Senior Notes Due February 15, 2014 [Member]
Senior Notes:
Total Senior Notes			77,867,000
Successor [Member]
Notes payable:
Notes payable	13,248,000
Senior Notes:
Total Senior Notes	325,000,000
Total notes payable and Senior Notes	338,248,000
Successor [Member] | 8 1/2% Senior Notes Due November 15, 2020 [Member]
Senior Notes:
Total Senior Notes	325,000,000
Successor [Member] | Senior Secured Term Loan [Member]
Senior Notes:
Senior Secured Debt
Successor [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member]
Senior Notes:
Total Senior Notes
Successor [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member]
Senior Notes:
Total Senior Notes
Successor [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member]
Senior Notes:
Total Senior Notes
Predecessor [Member]
Notes payable:
Notes payable			74,009,000
Senior Notes:
Total Senior Notes			489,483,000
Total notes payable and Senior Notes			563,492,000
Predecessor [Member] | 8 1/2% Senior Notes Due November 15, 2020 [Member]
Senior Notes:
Total Senior Notes
Predecessor [Member] | Senior Secured Term Loan [Member]
Senior Notes:
Senior Secured Debt			206,000,000
Predecessor [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member]
Senior Notes:
Total Senior Notes			66,704,000
Predecessor [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member]
Senior Notes:
Total Senior Notes			138,912,000
Predecessor [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member]
Senior Notes:
Total Senior Notes			$ 77,867,000

Senior Notes And Secured Indebtedness (Details Of Notes Payable And Senior Notes) (Parenthetical) (Detail)	12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Sep. 03, 2009	Feb. 24, 2012	Dec. 31, 2012 8 1/2% Senior Notes Due November 15, 2020 [Member] Successor [Member]	Dec. 31, 2011 8 1/2% Senior Notes Due November 15, 2020 [Member] Predecessor [Member]	Nov. 08, 2012 Senior Secured Term Loan [Member]	Dec. 31, 2012 Senior Secured Term Loan [Member] Successor [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member] Predecessor [Member]	Nov. 22, 2004 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2012 7 5/8% Senior Notes Due December 15, 2012 [Member] Successor [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member] Predecessor [Member]	Mar. 17, 2003 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2012 10 3/4% Senior Notes Due April 1, 2013 [Member] Successor [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member] Predecessor [Member]	Feb. 06, 2004 7 1/2% Senior Notes Due February 15, 2014 [Member]	Dec. 31, 2012 7 1/2% Senior Notes Due February 15, 2014 [Member] Successor [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member] Predecessor [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Sep 30, 2016		Nov 15, 2020	Nov 15, 2020		Jan 31, 2015	Jan 31, 2015		Dec 15, 2012	Dec 15, 2012		Apr 1, 2013	Apr 1, 2013		Feb 15, 2014	Feb 15, 2014
Debt instrument, interest rate, stated percentage		10.00%	8.50%	8.50%	10.25%			7.63%	7.63%	7.63%	10.75%	10.75%	10.75%	7.50%	7.50%	7.50%

Senior Notes And Secured Indebtedness (Maturities Of Notes Payable And Senior Notes) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Feb. 24, 2012
Debt Instrument [Line Items]
2013
2014
2015	13,248
2016
2017
Thereafter	325,000
Total notes payable and Senior Notes	$ 338,248	$ 384,500

Senior Notes And Secured Indebtedness (Narrative) (Detail) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended							2 Months Ended	12 Months Ended			12 Months Ended		2 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended
	May 31, 2012	Dec. 31, 2012	Dec. 31, 2010	Sep. 03, 2009	Feb. 24, 2012	Dec. 31, 2012 William Lyon Homes [Member]	Nov. 08, 2012 8.5% Senior Notes Due 2020 [Member]	Dec. 31, 2012 8.5% Senior Notes Due 2020 [Member]	Dec. 31, 2012 8.5% Senior Notes Due 2020 [Member] California Lyon [Member]	Dec. 31, 2012 8.5% Senior Notes Due 2020 [Member] Minimum [Member]	Dec. 31, 2012 8.5% Senior Notes Due 2020 [Member] Maximum [Member]	Dec. 31, 2012 Senior Secured Term Loan [Member]	Nov. 08, 2012 Senior Secured Term Loan [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member]	Feb. 24, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2012 Senior Subordinated Secured Notes [Member]	Nov. 08, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2010 Senior Subordinated Secured Notes [Member]	Dec. 31, 2012 Senior Subordinated Secured Notes [Member] California Lyon [Member]	Nov. 08, 2012 Project Debt [Member]	Feb. 24, 2012 Term Loan Agreement [Member]	Dec. 31, 2012 Term Loan Agreement [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member]	Nov. 22, 2004 7 5/8% Senior Notes Due December 15, 2012 [Member]	Mar. 17, 2003 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member]	Feb. 06, 2004 7 1/2% Senior Notes Due February 15, 2014 [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member]	Dec. 31, 2011 Construction Notes Two [Member]	Dec. 31, 2011 Construction Notes One [Member]	Dec. 31, 2012 Other Construction Notes [Member]	Dec. 31, 2011 Other Construction Notes [Member]	Oct. 31, 2011 Land Acquisition Note Payable [Member]	Feb. 24, 2012 Land Acquisition Note Payable [Member]	Dec. 31, 2011 Seller Financing [Member]	Sep. 30, 2012 Additional Construction Notes One [Member]	Dec. 31, 2012 Additional Construction Notes One [Member]	Sep. 30, 2012 Additional Construction Notes Two [Member]	Dec. 31, 2012 Additional Construction Notes Two [Member]
Debt Instrument [Line Items]
Debt instrument interest rate					10.00%		8.50%						10.25%		12.00%		12.00%				10.25%	14.00%		7.63%	10.75%		7.50%						1.50%		7.00%
Aggregate principal amount							$ 325,000,000						$ 235,000,000		$ 75,000,000		$ 76,000,000	$ 37,300,000		$ 11,000,000												$ 7,000,000
Percentage of issuance price on face value							100.00%																		98.49%
Debt amount, outstanding								325,000,000															66,700,000	150,000,000	250,000,000	138,900,000	150,000,000	77,900,000							3,000,000		7,800,000		5,400,000
Debt instrument, maturity date				Sep 30, 2016				Nov 15, 2020							Feb 25, 2017						Jan 31, 2015	Oct 20, 2014								Jan 1, 2012	May 1, 2015		Oct 1, 2012		Mar 1, 2012	Sep 30, 2015		Mar 31, 2015
Interest at an annual rate								8.50%
First requisite repayment date								May 15, 2013																						Mar 31, 2012
Debt instrument redemption date								November 15, 2016
Notice period for redemption of Notes										30 days	60 days
Percentage of redemption price of principal amount								100.00%	108.50%										100.00%
Principal amount of notes redeemed									35.00%
Loan outstanding												235,000,000		206,000,000
Gain (loss) on extinguishment of debt	1,000,000	300,000										1,900,000																			200,000
Percentage of interest rate to pay loan amount																						15.63%
Discounted interest rate for prepayment																						14.00%
Debt instrument, cash interest rate																8.00%
Remaining interest rate																4.00%
Cash proceeds from issuance of debt																									246,200,000		147,600,000
Percentage of discount to yield																									11.00%
Redemption of long-term debt																		31,300,000
Gain on early redemption of debt			5,600,000
Notes payable																													16,000,000	9,000,000						19,000		17,000,000
Debt instrument, interest																																				Prime Rate + 1.0%, with a rate floor of 5.0%		Prime + 1%, with a rate floor of 5.0%
Interest rate, floor																														6.50%
Debt instrument, renegotiated maturity date																														Jan 1, 2013
Interest rate, floor																														5.50%
Fixed interest rate																															10.00%
Principal payments																															500,000
Acquisition price of land																																	56,000,000
Loan value																																	55,000,000
Loan value																																		56,300,000
Amortization expense, net	$ 300,000
Ownership rate						100.00%

Senior Notes and Secured Indebtedness (Summary Of Senior Notes Redemption Prices Percentage) (Detail)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
2016	104.25%
2017	102.13%
2018 and thereafter	100.00%

Senior Notes And Secured Indebtedness (Principal Amounts Of Senior Notes Outstanding) (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Senior Notes	$ 283,500	$ 283,483
7 5/8% Senior Notes Due December 15, 2012 [Member]
Debt Instrument [Line Items]
Senior Notes		66,704
10 3/4% Senior Notes Due April 1, 2013 [Member]
Debt Instrument [Line Items]
Senior Notes		138,912
7 1/2% Senior Notes Due February 15, 2014 [Member]
Debt Instrument [Line Items]
Senior Notes		$ 77,867

Senior Notes And Secured Indebtedness (Consolidating Balance Sheet) (Detail) (USD $)	Dec. 31, 2012	Feb. 24, 2012	Dec. 31, 2011	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member]	Dec. 31, 2012 Successor [Member]		Feb. 24, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2012 Successor [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2012 Successor [Member] Delaware Lyon [Member]	Dec. 31, 2012 Successor [Member] California Lyon [Member]	Feb. 24, 2012 Successor [Member] California Lyon [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Feb. 24, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Feb. 24, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Eliminating Entries [Member]	Dec. 31, 2012 Successor [Member] 8 1/2% Senior Notes Due November 15, 2020 [Member]	Dec. 31, 2012 Successor [Member] 8 1/2% Senior Notes Due November 15, 2020 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2012 Successor [Member] 8 1/2% Senior Notes Due November 15, 2020 [Member] California Lyon [Member]	Dec. 31, 2012 Successor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2012 Successor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2012 Successor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] Delaware Lyon [Member]	Feb. 24, 2012 Predecessor [Member] California Lyon [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member]	Dec. 31, 2010 Predecessor [Member] California Lyon [Member]	Dec. 31, 2009 Predecessor [Member] California Lyon [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member] Liabilities Subject To Compromise [Member]	Feb. 24, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2009 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member] Liabilities Subject To Compromise [Member]	Feb. 24, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminating Entries [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 8 1/2% Senior Notes Due November 15, 2020 [Member]	Dec. 31, 2011 Predecessor [Member] 8 1/2% Senior Notes Due November 15, 2020 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member] California Lyon [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member] California Lyon [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member] California Lyon [Member] Liabilities Subject To Compromise [Member]
ASSETS
Cash and cash equivalents							$ 71,075,000		$ 80,532,000				$ 69,376,000	$ 76,158,000	$ 65,000	$ 52,000	$ 1,634,000	$ 4,322,000								$ 80,532,000	$ 20,061,000		$ 71,286,000	$ 117,587,000				$ 76,158,000	$ 14,333,000	$ 69,499,000	$ 115,247,000			$ 52,000	$ 47,000	$ 131,000	$ 111,000		$ 4,322,000	$ 5,681,000	$ 1,656,000	$ 2,229,000
Restricted cash							853,000						853,000														852,000								852,000
Receivables							14,789,000						11,278,000		296,000		3,215,000										13,732,000								9,897,000						310,000					3,525,000
Real estate inventories
Owned							421,630,000						398,952,000		13,000		22,665,000										398,534,000								278,939,000											119,595,000
Not owned							39,029,000	[1]					39,029,000														47,408,000	[1]							47,408,000
Deferred loan costs							7,036,000						7,036,000														8,810,000								8,810,000
Goodwill	14,200,000						14,209,000						14,209,000
Intangibles							4,620,000						4,620,000
Other assets							7,906,000						7,437,000		146,000		323,000										7,554,000								6,671,000						159,000					724,000
Investments in subsidiaries												62,712,000	22,148,000						(84,860,000)														(179,516,000)		(85,714,000)																265,230,000
Intercompany receivables															207,239,000		18,935,000		(226,174,000)																						203,517,000					12,000					(203,529,000)
Total assets							581,147,000					62,712,000	574,938,000		207,759,000		46,772,000		(311,034,000)								496,951,000						(179,516,000)		281,196,000						204,033,000					129,537,000					61,701,000
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable							18,735,000			18,735,000			17,998,000		39,000		698,000														1,436,000	3,946,000						1,436,000	2,560,000					38,000						1,348,000
Accrued expenses							41,770,000			41,770,000			41,505,000		213,000		52,000														2,082,000	48,457,000						2,082,000	47,051,000					218,000						1,188,000
Liabilities from inventories not owned							39,029,000			39,029,000			39,029,000																		47,408,000							47,408,000
Notes payable							13,248,000			13,248,000			7,809,000				5,439,000										74,009,000				74,009,000							3,010,000											70,999,000
Senior Notes		283,500,000	283,483,000	66,704,000	138,912,000	77,867,000	325,000,000													325,000,000		325,000,000					489,483,000																												66,704,000	66,704,000	66,704,000	138,912,000	138,912,000	138,912,000	77,867,000	77,867,000	77,867,000
Intercompany payables													217,146,000				9,028,000		(226,174,000)																			71,459,000											132,070,000			(203,529,000)
Liabilities							437,782,000			437,782,000			648,487,000		252,000		15,217,000		(226,174,000)								666,821,000				330,935,000	335,886,000			664,489,000			331,395,000	333,094,000		256,000			256,000		205,605,000			203,069,000	2,536,000	(203,529,000)	(203,529,000)
Redeemable convertible preferred stock							71,246,000						71,246,000
Liabilities not subject to compromise
Accounts payable							18,735,000			18,735,000			17,998,000		39,000		698,000														1,436,000	3,946,000						1,436,000	2,560,000					38,000						1,348,000
Accrued expenses							41,770,000			41,770,000			41,505,000		213,000		52,000														2,082,000	48,457,000						2,082,000	47,051,000					218,000						1,188,000
Liabilities from inventories not owned							39,029,000			39,029,000			39,029,000																		47,408,000							47,408,000
Notes payable							13,248,000			13,248,000			7,809,000				5,439,000										74,009,000				74,009,000							3,010,000											70,999,000
Secured debt																					325,000,000										206,000,000							206,000,000
Intercompany payables													217,146,000				9,028,000		(226,174,000)																			71,459,000											132,070,000			(203,529,000)
Liabilities							437,782,000			437,782,000			648,487,000		252,000		15,217,000		(226,174,000)								666,821,000				330,935,000	335,886,000			664,489,000			331,395,000	333,094,000		256,000			256,000		205,605,000			203,069,000	2,536,000	(203,529,000)	(203,529,000)
Liabilities subject to compromise
Accounts payable							18,735,000			18,735,000			17,998,000		39,000		698,000														1,436,000	3,946,000						1,436,000	2,560,000					38,000						1,348,000
Accrued expenses							41,770,000			41,770,000			41,505,000		213,000		52,000														2,082,000	48,457,000						2,082,000	47,051,000					218,000						1,188,000
Senior Notes		283,500,000	283,483,000	66,704,000	138,912,000	77,867,000	325,000,000													325,000,000		325,000,000					489,483,000																												66,704,000	66,704,000	66,704,000	138,912,000	138,912,000	138,912,000	77,867,000	77,867,000	77,867,000
Liabilities							437,782,000			437,782,000			648,487,000		252,000		15,217,000		(226,174,000)								666,821,000				330,935,000	335,886,000			664,489,000			331,395,000	333,094,000		256,000			256,000		205,605,000			203,069,000	2,536,000	(203,529,000)	(203,529,000)
(Deficit) equity
William Lyon Homes stockholders' (deficit) equity							62,712,000					62,712,000	(144,795,000)		207,507,000		22,148,000		(84,860,000)								(179,516,000)						(179,516,000)		(383,293,000)						203,777,000					(85,714,000)					265,230,000
Noncontrolling interest							9,407,000										9,407,000										9,646,000																			9,646,000
Total liabilities and (deficit) equity							$ 581,147,000					$ 62,712,000	$ 574,938,000		$ 207,759,000		$ 46,772,000		$ (311,034,000)								$ 496,951,000						$ (179,516,000)		$ 281,196,000						$ 204,033,000					$ 129,537,000					$ 61,701,000

[1]	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement, which has been consolidated. Amounts are net of deposits.

Senior Notes And Secured Indebtedness (Consolidating Statement Of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		2 Months Ended	3 Months Ended							10 Months Ended	12 Months Ended	10 Months Ended						2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended
	May 31, 2012	Mar. 31, 2012	Feb. 24, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Delaware Lyon [Member]	Dec. 31, 2012 Successor [Member] California Lyon [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Eliminating Entries [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Feb. 24, 2012 Predecessor [Member] Delaware Lyon [Member]	Dec. 31, 2011 Predecessor [Member] Delaware Lyon [Member]	Dec. 31, 2010 Predecessor [Member] Delaware Lyon [Member]	Feb. 24, 2012 Predecessor [Member] California Lyon [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member]	Dec. 31, 2010 Predecessor [Member] California Lyon [Member]	Feb. 24, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2010 Predecessor [Member] Eliminating Entries [Member]
Operating revenue
Home sales													$ 348,935		$ 198,108	$ 47,989	$ 102,838		$ 16,687	$ 207,055	$ 284,069				$ 10,024	$ 176,992	$ 263,864	$ 4,316	$ 19,954	$ 16,595	$ 2,347	$ 10,109	$ 3,610
Construction services													23,825		23,825				8,883	19,768	10,629				8,883	19,768	10,629
Management fees															534			(534)							110	468	165							(110)	(468)	(165)
Revenues		15,109	16,687	102,833	85,942	145,051	58,983	53,703	57,795	36,574			372,760		222,467	47,989	102,838	(534)	25,570	226,823	294,698				19,017	197,228	274,658	4,316	19,954	16,595	2,347	10,109	3,610	(110)	(468)	(165)
Operating costs
Cost of sales - homes													(297,989)		(163,083)	(41,516)	(93,924)	534	(14,598)	(188,723)	(246,177)				(8,819)	(162,148)	(228,542)	(3,820)	(18,225)	(16,167)	(2,069)	(8,818)	(1,633)	110	468	165
Impairment loss on real estate assets																				(128,314)	(111,860)					(70,742)	(111,860)					(57,572)
Construction services													(21,416)		(21,416)				(8,223)	(18,164)	(7,805)				(8,223)	(18,164)	(7,805)
Sales and marketing													(13,928)		(10,705)	(2,617)	(606)		(1,944)	(16,848)	(19,746)				(1,496)	(14,528)	(17,953)	(260)	(1,318)	(1,208)	(188)	(1,002)	(585)
General and administrative													(26,095)		(25,872)	(221)	(2)		(3,302)	(22,411)	(25,129)				(3,246)	(22,070)	(24,795)	(56)	(340)	(313)		(1)	(21)
Amortization of intangible assets											(5,800)		(5,757)		(5,757)
Other													(2,909)		(3,027)	(2)	120		(187)	(3,983)	(2,740)				(16)	(2,979)	(2,740)				(171)	(1,004)
Operating expenses													(368,094)		(229,860)	(44,356)	(94,412)	534	(28,254)	(378,443)	(413,457)				(21,800)	(290,631)	(393,695)	(4,136)	(19,883)	(17,688)	(2,428)	(68,397)	(2,239)	110	468	165
Equity in income of unconsolidated joint ventures																				3,605	916					3,605	916
(Loss) income from subsidiaries														(8,859)	11,681			(2,822)				228,383	(193,330)	(136,786)	11,536	(59,588)	(1,053)			12				(239,919)	252,918	137,827
Operating income (loss)													4,666	(8,859)	4,288	3,633	8,426	(2,822)	(2,684)	(148,015)	(117,843)	228,383	(193,330)	(136,786)	8,753	(149,386)	(119,174)	180	71	(1,081)	(81)	(58,288)	1,371	(239,919)	252,918	137,827
(Loss) gain on extinguishment of debt	1,000											300	(1,392)		(1,392)						5,572						5,572
Interest expense, net of amounts capitalized													(9,127)		(9,227)		100		(2,507)	(24,529)	(23,653)				(2,407)	(23,639)	(23,653)				(100)	(890)
Other income (expense), net													1,528		618	(61)	971		230	838	57				266	1,018	280	(25)	(131)	(235)	(11)	(49)	12
(Loss) income before reorganization items and provision for income taxes													(4,325)	(8,859)	(5,713)	3,572	9,497	(2,822)	(4,961)	(171,706)	(135,867)	228,383	(193,330)		6,612	(172,007)		155	(60)		(192)	(59,227)		(239,919)	252,918
Reorganization items													(2,525)		(3,073)	1	547		233,458	(21,182)					221,796	(21,182)		(1)			11,663
(Loss) income before (provision) benefit from income taxes													(6,850)	(8,859)	(8,786)	3,573	10,044	(2,822)	228,497	(192,888)	(135,867)	228,383	(193,330)	(136,786)	228,408	(193,189)	(136,975)	154	(60)	(1,316)	11,471	(59,227)	1,383	(239,919)	252,918	137,827
(Provision) benefit for income taxes													(11)		(11)					(10)	412					(10)	412
Net (loss) income		(4,982)	228,497	(1,288)	466	(1,057)	(130,926)	(39,700)	(11,095)	(11,177)			(6,861)	(8,859)	(8,797)	3,573	10,044	(2,822)	228,497	(192,898)	(135,455)	228,383	(193,330)	(136,786)	228,408	(193,199)	(136,563)	154	(60)	(1,316)	11,471	(59,227)	1,383	(239,919)	252,918	137,827
Less: Net income attributable to noncontrolling interest													(1,998)				(1,998)		(114)	(432)	(1,331)										(114)	(432)	(1,331)
Net (loss) income attributable to William Lyon Homes							(131,300)	(39,634)	(11,171)	(11,225)			(8,859)	(8,859)	(8,797)	3,573	8,046	(2,822)	228,383	(193,330)	(136,786)	228,383	(193,330)	(136,786)	228,408	(193,199)	(136,563)	154	(60)	(1,316)	11,357	(59,659)	52	(239,919)	252,918	137,827
Preferred stock dividends													(2,743)	(2,743)
Net (loss) income available to common stockholders													$ (11,602)	$ (11,602)	$ (8,797)	$ 3,573	$ 8,046	$ (2,822)

Senior Notes And Secured Indebtedness (Consolidating Statement Of Cash Flows) (Detail) (USD $) In Thousands, unless otherwise specified	10 Months Ended				2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] California Lyon [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Feb. 24, 2012 Predecessor [Member] California Lyon [Member]	Dec. 31, 2011 Predecessor [Member] California Lyon [Member]	Dec. 31, 2010 Predecessor [Member] California Lyon [Member]	Feb. 24, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Eliminating Entries [Member]	Dec. 31, 2010 Predecessor [Member] Eliminating Entries [Member]
Operating activities
Net cash (used in) provided by operating activities	$ 49,993	$ (72,014)	$ 3,579	$ 118,428	$ (17,321)	$ (38,651)	$ 24,119	$ (13,638)	$ 127,757	$ 27,863	$ 181	$ 87	$ (1,245)	$ (3,864)	$ (166,495)	$ (2,499)
Investing activities
Cash paid for acquisitions, net	(33,201)	(33,201)
Investment in and advances to unconsolidated joint ventures							(194)			(194)
Distributions from unconsolidated joint venture						1,435	4,183		1,435	4,183
Purchases of property and equipment	(312)	(271)	(20)	(21)		(128)	(64)	(419)	725	101	(3)	(131)	(165)	422	(722)
Investments in subsidiaries		(84,828)						183	29,412	(361)			12				(29,412)	349
Net cash (used in) provided by investing activities	(33,513)	(118,300)	(20)	(21)		1,307	3,925	(236)	31,572	3,729	(3)	(131)	(153)	422	(722)		(29,412)	349
Financing activities
Proceeds from borrowings on notes payable	13,248	7,809		5,439			7,087			7,087
Proceeds from issuance of 8 1/2% Senior Notes	325,000	325,000
Principal payments on notes payable	(73,676)	(3,994)		(69,682)	(616)	(11,532)	(52,797)	(116)	(82,531)	(52,797)				(500)	70,999
Principal payments on Senior Secured Term Loan	(235,000)	(235,000)
Proceeds from reorganization					30,971			30,971
Net cash paid for repurchase of Senior Notes							(31,268)			(31,268)
Principal payments on Senior Subordinated Secured Notes	(75,916)	(75,916)
Proceeds from issuance of convertible preferred stock	14,000	14,000			50,000			50,000
Proceeds from issuance of common stock	16,000	16,000
Proceeds from debtor in possession financing					5,000			5,000
Principal payment of debtor in possession financing					(5,000)			(5,000)
Payment of deferred loan costs	(7,181)	(7,181)			(2,491)			(2,491)
Payment of preferred stock dividends	(1,721)	(1,721)
Noncontrolling interest contributions	15,313			15,313	1,825	6,605	6,546							1,825	6,605	6,546
Noncontrolling interest distributions	(16,004)			(16,004)	(1,897)	(8,954)	(3,913)							(1,897)	(8,954)	(3,913)
Advances to affiliates			3	78,817								(3)	(19)	(4)	(29,341)	(744)	29,344	763
Intercompany receivables/payables		144,535	(3,549)	(134,978)				(2,665)	(131,964)	(362)	(173)	(37)	1,437	2,659	131,933	37	68	(1,112)
Net cash (used in) provided by financing activities	(25,937)	183,532	(3,546)	(121,095)	77,792	(13,881)	(74,345)	75,699	(214,495)	(77,340)	(173)	(40)	1,418	2,083	171,242	1,926	29,412	(349)
Net (decrease) increase in cash and cash equivalents	(9,457)	(6,782)	13	(2,688)	60,471	(51,225)	(46,301)	61,825	(55,166)	(45,748)	5	(84)	20	(1,359)	4,025	(573)
Cash and cash equivalents - beginning of period	80,532	76,158	52	4,322	20,061	71,286	117,587	14,333	69,499	115,247	47	131	111	5,681	1,656	2,229
Cash and cash equivalents - end of period	$ 71,075	$ 69,376	$ 65	$ 1,634	$ 80,532	$ 20,061	$ 71,286	$ 76,158	$ 14,333	$ 69,499	$ 52	$ 47	$ 131	$ 4,322	$ 5,681	$ 1,656

Fair Value Of Financial Instruments (Narrative) (Detail) (Senior Secured Term Loan [Member], USD $)	Dec. 31, 2011
Senior Secured Term Loan [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Senior Secured Debt, Carrying Amount	$ 206,000,000
Senior Secured Debt, Fair value	$ 235,000,000

Fair Value Of Financial Instruments (Estimated Fair Values Of Financial Instruments) (Detail) (USD $)	Feb. 24, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] 8 1/2% Senior Notes Due November 15, 2020 [Member]	Dec. 31, 2012 Successor [Member] Senior Secured Term Loan Due 2015 [Member]	Dec. 31, 2012 Successor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2012 Successor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2012 Successor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] 8 1/2% Senior Notes Due November 15, 2020 [Member]	Dec. 31, 2011 Predecessor [Member] Senior Secured Term Loan Due 2015 [Member]	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member]
Financial liabilities:
Notes payable, Carrying Amount			$ 13,248,000						$ 74,009,000
Senior Notes, Carrying Amount	283,500,000	283,483,000	325,000,000	325,000,000					489,483,000			66,704,000	138,912,000	77,867,000
Senior Secured Debt, Carrying Amount											206,000,000
Senior Notes, Fair Value												20,469,000	40,614,000	21,742,000
Notes payable, Fair Value			13,248,000						74,009,000
Senior Notes, Fair Value				338,000,000							235,000,000
Financial liabilities:
Notes payable, Carrying Amount			13,248,000						74,009,000
Senior Notes, Carrying Amount	283,500,000	283,483,000	325,000,000	325,000,000					489,483,000			66,704,000	138,912,000	77,867,000
Senior Secured Debt, Carrying Amount											206,000,000
Senior Notes, Fair Value												20,469,000	40,614,000	21,742,000
Notes payable, Fair Value			13,248,000						74,009,000
Senior Notes, Fair Value				$ 338,000,000							$ 235,000,000

Fair Value Of Financial Instruments (Fair Value Of Debt) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Note Payable [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Fair Value at December 31, 2011 (Predecessor)	$ 74,009
Change in balance related to plan of reorganization		[1]
Repayments of principal	(74,009)	[2]
Borrowings of principal	13,248	[3]
Increase in value during the period
Fair Value at December 31, 2012 (Successor)	13,248
Senior Secured Term Loan [Member]
Fair Value Measurements Of Financial Instruments [Line Items]
Fair Value at December 31, 2011 (Predecessor)	235,000
Change in balance related to plan of reorganization		[1]
Repayments of principal	(235,000)	[2]
Borrowings of principal		[3]
Increase in value during the period
Fair Value at December 31, 2012 (Successor)

[1]	Change is representative of payoff of the loan for the value reported at December 31, 2011, and not the face amount of the notes that were eliminated in accordance with the joint plan of reorganization.
[2]	Represents the actual amount of principal repaid
[3]	Represents the actual amount of principal borrowed

Fair Value Of Financial Instruments (Summary Of Fair-Value Measurements Of Non-Financial Assets) (Detail) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Land Under Development And Homes Completed And Under Construction [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair Value at Measurement Date	$ 94,751	[1],[2]
Impairment Charges	34,835	[1],[2]
Inventory Held For Future Development [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair Value at Measurement Date	74,146	[1],[3]
Impairment Charges	$ 93,479	[1],[3]

[1]	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2011.
[2]	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $129.6 million was written down to its fair value of $94.8 million, resulting in total impairments of $34.8 million for the year ended December 31, 2011.
[3]	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $167.6 million was written down to its fair value of $74.1 million, resulting in total impairments of $93.5 million for the year ended December 31, 2011.

Fair Value Of Financial Instruments (Summary Of Fair-Value Measurements Of Non-Financial Assets) (Parenthetical) (Detail) (Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Land Under Development And Homes Completed And Under Construction [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Carrying value of inventory	$ 129.6
Fair value of inventory	94.8
Total impairments charges	34.8
Inventory Held For Future Development [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Carrying value of inventory	167.6
Fair value of inventory	74.1
Total impairments charges	$ 93.5

Related Party Transactions (Narrative) (Detail) (USD $)	1 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 03, 2009	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 03, 2009
Related Party Transaction [Line Items]
Reimbursable on-site labor costs			$ 27,000	$ 276,000		$ 318,000	$ 217,000
Reimbursable on-site labor costs due					7,000	24,000
Base monthly fee	21,335
Variable monthly fee	23
Variable monthly fee multiplied by number of employees	8,000
Fees related to Human resource and payroll service contract			52,000	180,000		362,000	426,000
Contract expiry date					Aug 31, 2012
Aggregate purchase price of aircraft		8,300,000
Cash paid on sale of aircraft		2,100,000
Promissory note from the affiliate		6,200,000
Adjusted fair value		5,200,000						5,200,000
Note maturity date								Sep 30, 2016
Charges related to the rent expense			118,000	668,000		786,000	786,000
Current lease expiry date					Mar 31, 2013
Subsequent Event [Member]
Related Party Transaction [Line Items]
Semiannual interest payments received		$ 132,000						$ 132,000

Income Taxes (Summary Of (Provision) Benefit (From) Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	10 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Current
Interest on uncertain tax provisions				$ 75
Federal				347
State	(11)		(10)	(10)
(Provision) benefit from income taxes	$ (11)		$ (10)	$ 412

Income Taxes (Difference In Income Taxes From Amounts Computed By Applying Federal Statutory Rates Recorded) (Detail) (USD $) In Thousands, unless otherwise specified	10 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Benefit (provision) for federal income taxes at the statuatory rate	$ 3,098	$ (79,935)	$ 67,662	$ 48,019
Provision for state income taxes, net of federal income tax benefits	(7)		(6)	(6)
Valuation allowance	(2,195)	(14,991)	(66,265)	(47,949)
Nondeductible items-reorganization costs	(709)	94,925	(1,379)
Nondeductible items-other	(194)	(3)	(22)
Other	(4)	4		348
(Provision) benefit from income taxes	$ (11)		$ (10)	$ 412

Income Taxes (Summary Of Temporary Differences Giving Rise To Deferred Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Impairment and other reserves	$ 73,947	$ 102,216
Compensation deductible for tax purposes when paid	987	970
State income tax provisions deductible when paid for federal tax purposes	4	3
Effect of book/tax differences for joint ventures	1,002	1,563
Effect of book/tax differences for capitalized interest/general and administrative		891
Other	318	318
AMT credit carryover	2,698	2,698
Unused recognized built-in loss	16,349
Net operating loss	113,314	99,586
Valuation allowance	(200,048)	(202,322)	(125,800)
Deferred tax assets	8,571	5,923
Deferred tax liabilities
Effect of book/tax differences for joint ventures	(5,597)	(5,923)
Effect of book/tax differences for capitalized interest/general and administrative	(2,974)
Deferred tax liabilities	(8,571)	(5,923)
Deferred income taxes

Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Unused built in losses available to offset future income expiration Period	2017
Valuation allowance	$ 200,048,000	$ 125,800,000	$ 202,322,000
Income tax refund receivable		75,000
Federal [Member]
Income Tax Disclosure [Line Items]
Operating loss carry forwards	243,800,000
Year in which net operating loss carry forwards begin to expire	2028
Unused built-in losses available to offset future income	42,100,000
State [Member]
Income Tax Disclosure [Line Items]
Operating loss carry forwards	508,300,000
Year in which net operating loss carry forwards begin to expire	2013
Unused built-in losses available to offset future income	$ 27,900,000

Business Combination (Narrative) (Detail) (USD $)	3 Months Ended				10 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Village Homes [Member]	Dec. 31, 2012 Village Homes [Member] Home	Dec. 07, 2012 Village Homes [Member]
Loans At Acquisition Date [Line Items]
Percentage of variable entities acquired							100.00%
Cash paid for acquisitions					$ 33,201,000	$ 33,201,000	$ 33,201,000
Date of acquisition						Dec 7, 2012
Number of homes sold over the past 25 years						10,000
Acquisition related expenses					200,000
Home sales revenue					5,400,000
Net (loss) income attributable to William Lyon Homes	$ (131,300,000)	$ (39,634,000)	$ (11,171,000)	$ (11,225,000)	$ 10,000

Business Combination (Schedule Of Assets And Liabilities Acquired) (Detail) (Village Homes [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 07, 2012
Village Homes [Member]
Loans At Acquisition Date [Line Items]
Real estate inventories owned	$ 32,923
Other assets, net	1,463
Intangibles	907
Receivables	70
Accounts payable	(1,029)
Accrued expenses	(1,133)
Cash paid for acquisitions, net	$ 33,201	$ 33,201

Business Combination (Schedule Of Unaudited Pro Forma Information Prepared To Give Effect To Acquisition) (Detail) (Village Homes [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified	10 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	$ 405,635	$ 28,521	$ 261,933
Net (loss) income available to common stockholders	$ (9,617)	$ 228,074	$ (189,457)
(Loss) income per common share, basic and diluted	$ (0.09)	$ 228,074	$ (189,457)
Weighted average common shares outstanding, basic and diluted	103,037,842	1,000	1,000

(Loss) Income Per Common Share (Basic And Diluted (Loss) Income Per Common Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				10 Months Ended						2 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Successor [Member]		Dec. 31, 2012 Successor [Member] Preferred Shares [Member]	Dec. 31, 2012 Successor [Member] Vested Stock Options [Member]	Dec. 31, 2012 Successor [Member] Unvested Stock Options [Member]	Dec. 31, 2012 Successor [Member] Warrants [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Basic weighted average number of shares outstanding					103,037,842						1,000	1,000		1,000
Effect of dilutive securities:
Preferred shares, stock options, and warrants						[1]					[1]		[1]		[1]
Diluted average shares outstanding					103,037,842						1,000	1,000		1,000
Net (loss) income available to common stockholders	$ (131,300)	$ (39,634)	$ (11,171)	$ (11,225)	$ (8,859)						$ 228,383	$ (193,330)		$ (136,786)
Basic (loss) income per common share					$ (0.11)						$ 228,383	$ (193,330)		$ (136,786)
Dilutive (loss) income per common share					$ (0.11)						$ 228,383	$ (193,330)		$ (136,786)
Antidilutive securities not included in the calculation of diluted (loss) income per common share (weighted average):
Preferred shares							68,002,529	3,171,535	1,585,767	15,737,294

[1]	For periods with a net loss, all potentially dilutive shares related to the preferred shares, options to acquire common stock, and warrants were excluded from the diluted loss per common share calculations because the effect of their inclusion would be antidilutive, or would decrease the reported loss per common share.

Redeemable Convertible Preferred Stock (Narrative) (Detail) (USD $)	1 Months Ended	12 Months Ended	0 Months Ended	10 Months Ended	12 Months Ended			0 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	Oct. 12, 2012 Paulson [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member]	Dec. 31, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Oct. 12, 2012 Common Class A [Member] Paulson [Member]
Convertible Preferred Stock [Line Items]
Convertible Preferred Stock				64,831,831	64,831,831
Convertible Preferred Stock Par Value				$ 0.01	$ 0.01
Convertible Preferred Stock, issued			12,173,913	77,005,744	77,005,744
Convertible Preferred Stock, outstanding, issued in exchange for aggregate cash consideration	$ 50,000,000		$ 14,000,000		$ 50,000,000
Convertible Preferred Stock value				56,400,000	56,400,000
Common stock, shares issued						44,793,255	44,793,255	15,238,095
Aggregate cash consideration								16,000,000
Aggregate purchase price			30,000,000
Preferred stock, shares authorized				80,000,000	80,000,000
Preferred stock cumulative dividend rate				6.00%	6.00%
Preferred stock cash dividends rate					4.00%
Preferred stock accreting dividends accruing rate					2.00%
Preferred stock dividends				2,700,000
Preferred stock cash dividends				1,700,000
Accreting dividends					900,000
Redeemable convertible preferred stock, redemption value		64,000,000
Redeemable convertible preferred stock, accreted dividends		$ 900,000
Preferred stock redemption term		As of December 31, 2012, the preferred stock is not currently redeemable and ultimate redemption is not currently probable, since the redemption would only occur if the preferred stock is still outstanding in 15 years.

Equity (Narrative) (Detail) (USD $)	1 Months Ended		10 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended
	Jun. 28, 2012 Property acre	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2012	Oct. 12, 2012 Paulson [Member]	Sep. 30, 2012 Non-employee directors [Member]	Dec. 31, 2012 Non-employee directors [Member]	Dec. 31, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Oct. 12, 2012 Common Class A [Member] Paulson [Member]	Feb. 24, 2012 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	Dec. 31, 2012 Common Class C [Member]	Feb. 24, 2012 Common Class C [Member]	Dec. 31, 2012 Common Class C [Member]	Sep. 30, 2012 Common Class D [Member]	Sep. 30, 2012 Common Class D [Member] Five-Year Options [Member]	Sep. 30, 2012 Common Class D [Member] Ten-Year Options [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Warrants [Member]
Convertible Preferred Stock [Line Items]
Common stock, shares outstanding																3,120,000			120,105,557
Common stock, shares issued								44,793,255	44,793,255	15,238,095	31,464,548	31,464,548	12,966,366	12,966,366	12,966,366
Common stock, par value		$ 0.01						$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Conversion of common stock, shares issued								90,028
Aggregate cash consideration										$ 16,000,000	$ 25,000,000	$ 25,000,000		$ 60,000,000	$ 10,000,000
Common stock, shares issued to purchase warrants												15,737,294
Warrants to purchase common stock price per share												$ 2.07
Issuance of additional common stock														3,144,000	3,144,000
Common stock, shares converted													90,028
Area of property	165
Number of properties for sale	7
Aggregate purchase price of the property	21,500,000
Cash paid	11,000,000
Number of lots	1,000
Share issued to acquire the property	10,000,000
Options to purchase shares																4,757,302	1,115,302	3,642,000
Restricted shares granted			2,499,293	2,499,293		256,500	256,500
Convertible Preferred Stock, issued					12,173,913
Convertible Preferred Stock, outstanding, issued in exchange for aggregate cash consideration		50,000,000			14,000,000
Aggregate purchase price		81,000,000			30,000,000
Conversion rate												1	1		1
Market value of common stock		43,100,000
Warrants expiration date				2017-02-24
Adoption of fresh start accounting																				$ 1,000,000

Stock Based Compensation (Narrative) (Detail) (USD $)	2 Months Ended	10 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Five-Year Options [Member]	Dec. 31, 2012 Ten-Year Options [Member]	Dec. 31, 2012 Common Class D [Member]	Sep. 30, 2012 Non-employee directors [Member]	Dec. 31, 2012 Non-employee directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock								13,699,565
Restricted shares granted		2,499,293	2,499,293						256,500	256,500
Stock options granted			4,757,302			1,115,302	3,642,000
Remaining vesting percentage in three equal installments			50.00%
Vesting percentage of restricted stock and option awards on date of grant			50.00%
Stock based compensation expense		$ 3,700,000		$ 0	$ 0
Expected stock based compensation expense, thereafter			1,000,000
Total unrecognized stock based compensation expense		2,000,000	2,000,000
Unrecognized stock based compensation expense, weighted average recognition period			2 years
Total value of restricted stock awards vested		1,700,000
Recognized tax benefit	$ 0	$ 0		$ 0	$ 0

Stock Based Compensation (Weighted-Average Assumptions For Fair Value Of Employee Options Granted) (Detail)	10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Risk-free interest rate	0.55%
Expected volatility	79.00%
Expected life (in years)	4 years 8 months 23 days

Stock Based Compensation (Schedule Of Stock Option Activity) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	10 Months Ended		12 Months Ended
	Dec. 31, 2012		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	4,757,302	[1]
Options, Exercised
Options, Cancelled
Options outstanding at end of year	4,757,302		4,757,302
Options vested and expected to vest	4,757,302		4,757,302
Options exercisable at end of year	3,171,535	[2]	3,171,535	[2]
Options, Price range of options exercised
Options, Price range of options outstanding	$ 1.05
Total shares available for future grants at end of year	6,442,970		6,442,970
Weighted Average Exercise Price, Granted	$ 1.05	[1]
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Options outstanding at end of year	$ 1.05		$ 1.05
Weighted Average Exercise Price, Options vested and expected to vest	$ 1.05		$ 1.05
Weighted Average Exercise Price, Options exercisable at end of year	$ 1.05	[2]	$ 1.05	[2]
Weighted Average Remaining Contractual Life (in years), Granted	4 years 5 months 23 days	[1]
Weighted Average Remaining Contractual Life (in years), Options outstanding at end of year	4 years 5 months 23 days
Weighted Average Remaining Contractual Life (in years), Options vested and expected to vest	4 years 5 months 23 days
Weighted Average Remaining Contractual Life (in years), Options exercisable at end of year	4 years 5 months 23 days	[2]
Aggregate Intrinsic Value, Options outstanding at beginning of year
Aggregate Intrinsic Value, Granted		[1]
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Cancelled
Aggregate Intrinsic Value, Options outstanding at end of year
Aggregate Intrinsic Value, Options vested and expected to vest
Aggregate Intrinsic Value, Options exercisable at end of year		[2]		[2]
Weighted average grant date fair value of stock options			$ 0.64
Fair value of shares vested	$ 2

[1]	The weighted average grant date fair value of the stock options was $0.64.
[2]	The fair value of shares vested during the period from February 25, 2012 through December 31, 2012 was $2.0 million.

Stock Based Compensation (Summary Of Stock Options Granted To Executives, Directors, And Non-Executives That Are Vested And Expected To Vest In Periods) (Detail) (USD $)	10 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares	4,757,302
Weighted Average Exercise Price	$ 1.05
Weighted Average Remaining Contractual life (in years)	4 years 5 months 23 days
Aggregate Intrinsic Value
Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares	4,467,892
Weighted Average Exercise Price	$ 1.05
Non-Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares	289,410
Weighted Average Exercise Price	$ 1.05

Stock Based Compensation (Summary Of Stock Options Granted To Executives, Directors, And Non-Executives That Are Exercisable) (Detail) (USD $)	10 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares	3,171,535	[1]
Weighted Average Exercise Price	$ 1.05	[1]
Weighted Average Remaining Contractual Life (in years)	4 years 5 months 23 days	[1]
Aggregate Intrinsic Value		[1]
Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares	2,978,595
Weighted Average Exercise Price	$ 1.05
Aggregate Intrinsic Value
Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Intrinsic Value
Non-Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares	192,940
Weighted Average Exercise Price	$ 1.05
Aggregate Intrinsic Value

[1]	The fair value of shares vested during the period from February 25, 2012 through December 31, 2012 was $2.0 million.

Stock Based Compensation (Summary Of Nonvested (Restricted) Shares Activity) (Detail) (USD $)	10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted	2,499,293	2,499,293
Number of Shares, Vested	1,592,965
Number of Shares, Cancelled
Number of Shares, Non-vested shares at end of year	906,328	906,328
Weighted Average Grant Date Fair Value, Granted	$ 1.05
Weighted Average Grant Date Fair Value, Vested	$ 1.05
Weighted Average Grant Date Fair Value, Cancelled	$ 1.05
Weighted Average Grant Date Fair Value, Non-vested shares at end of year	$ 1.05	$ 1.05

Commitments And Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2012 M	Dec. 31, 2011	Dec. 31, 2010
Contingencies And Commitments [Line Items]
Rent expense under cancelable and non-cancelable operating leases	$ 0.7	$ 2.6		$ 4.4	$ 4.4
Collateral for outstanding irrevocable		0.9	0.9
Term of letter of credit			12
Outstanding performance and surety bonds		64.4	64.4
Non-refundable deposits		3.8	3.8
Total purchase price		97.1	97.1
Remaining purchase price of land		39	39
Additional deposits			2.5
Real estate inventories not owned and liabilities from inventories not owned			2.5
Minimum [Member]
Contingencies And Commitments [Line Items]
Non-refundable deposit		15.00%	15.00%
Maximum [Member]
Contingencies And Commitments [Line Items]
Non-refundable deposit		25.00%	25.00%
Construction In Progress [Member]
Contingencies And Commitments [Line Items]
Project commitments		$ 60.9	$ 60.9

Commitments And Contingencies (Future Minimum Payments Under Non-Cancelable Operating Leases) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Contingencies And Commitments [Line Items]
2013	$ 1,349
2014	1,260
2015	618
2016	556
2017	580
Thereafter	2,654
Total	$ 7,017

Commitments And Contingencies (Summary Of Company's Consolidated Land Banking Arrangement) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Location	Dec. 31, 2012 Successor [Member] Location Project		Dec. 31, 2012 Successor [Member] Balance Of Lots Still Under Option And Not Purchased [Member] Location	Dec. 31, 2011 Predecessor [Member] Project Location		Dec. 31, 2011 Predecessor [Member] Balance Of Lots Still Under Option And Not Purchased [Member] Location
Noncontrolling Interest [Line Items]
Total number of land banking projects		1			1
Number of lots	15	610	[1]	199	625	[1]	225
Total purchase price		$ 161,465			$ 161,465
Purchase price				39,029			47,408
Forfeited deposits if lots are not purchased				$ 27,734			$ 25,234

[1]	Total number of lots in the land banking project was reduced by 15 as of December 31, 2012 as compared to December 31, 2011 because of a change in product mix in future projects.

Unaudited Summarized Quarterly Financial Information (Summarized Unaudited Quarterly Financial Information) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2012	Feb. 24, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011
Quarterly Financial Data [Line Items]
Sales	$ 15,109	$ 16,687	$ 102,833	$ 85,942	$ 145,051	$ 58,983	$ 53,703	$ 57,795	$ 36,574
Cost of sales	(13,063)	(14,598)	(82,859)	(70,795)	(131,272)	(59,072)	(46,645)	(51,121)	(31,885)
Gross profit (loss)	2,046	2,089	19,974	15,147	13,779	(89)	7,058	6,674	4,689
Other income, costs and expenses, net	(7,028)	226,408	(21,262)	(14,681)	(14,836)	(130,837)	(46,758)	(17,759)	(15,866)
Net (loss) income	(4,982)	228,497	(1,288)	466	(1,057)	(130,926)	(39,700)	(11,095)	(11,177)
Net income (loss) available to common stockholders	(5,351)	228,383	(2,194)	(1,507)	(2,550)
Net loss attributable to William Lyon Homes						$ (131,300)	$ (39,634)	$ (11,171)	$ (11,225)
Income (loss) per common share, basic and diluted	$ (0.06)	$ 228,383	$ (0.02)	$ (0.01)	$ (0.03)	$ (131,300)	$ (39,634)	$ (11,171)	$ (11,225)